The PBHG Funds, Inc.

                                     [LOGO]

                                       PBHG

                               SEMI-ANNUAL REPORT
                                                              September 30, 1998

                                                            THE PBHG FUNDS, INC.

PBHG Family of Funds

PBHG Growth Funds
         PBHG Growth Fund
         PBHG Emerging Growth Fund
         PBHG Large Cap Growth Fund
         PBHG Select Equity Fund
         PBHG Core Growth Fund
         PBHG Limited Fund
         PBHG Large Cap 20 Fund

PBHG Value Funds
         PBHG Large Cap Value Fund
         PBHG Mid-Cap Value Fund
         PBHG Small Cap Value Fund

PBHG Specialty Funds
         PBHG International Fund
         PBHG Cash Reserves Fund
         PBHG Technology & Communications Fund
         PBHG Strategic Small Company Fund

THE PBHG FUNDS, INC.


Table of Contents

Message to Shareholders                                       3

Portfolio Highlights and Statements of Net Assets

PBHG Growth Funds
---------------------------------------------------------------
      PBHG Growth Fund                                        4
      PBHG Emerging Growth Fund                               9
      PBHG Large Cap Growth Fund                             14
      PBHG Select Equity Fund                                17
      PBHG Core Growth Fund                                  20
      PBHG Limited Fund                                      24
      PBHG Large Cap 20 Fund                                 28

PBHG Value Funds
---------------------------------------------------------------
      PBHG Large Cap Value Fund                              30
      PBHG Mid-Cap Value Fund                                34
      PBHG Small Cap Value Fund                              38

PBHG Specialty Funds
---------------------------------------------------------------
      PBHG International Fund                                43
      PBHG Cash Reserves Fund                                46
      PBHG Technology & Communications Fund                  48
      PBHG Strategic Small Company Fund                      51

Statements of Assets and Liabilities                         57
Statements of Operations                                     58
Statements of Changes in Net Assets                          60
Financial Highlights                                         64
Notes to Financial Statements                                66

                                                         THE PBHG FUNDS, INC.

                                                         Message To Shareholders

Dear Fellow Shareholders:

      The stock market experienced dramatic changes in the six months ended September 30, 1998. Uncertainty was the defining feature of the period and with uncertainty often comes volatility. The S & P 500 Index reached a record high on July 17, 1998 then quickly began a downward trend, falling 14% from its high to the end of September. The Russell 2000 Index reached its high on April 21, 1998 then fell over 25% through the end of September.

      The market's recent decline is enough to unsettle even the most stalwart investors. When, in the near term, the stock market is declining, it is hard to focus on the fact that, in recent years, the United States has enjoyed one of the longest bull markets in history. Nevertheless, it is important to remember that our country has enjoyed a period of unprecedented prosperity.

      In contrast, many foreign economies began to face a period of unprecedented turmoil during the last year. For a long time, U. S. investors remained uncertain about the effect, if any, this would have on our own economy. Now, as recessionary and deflationary pressures plague Asia, Russia and some Latin American countries, the market finally recognizes that it is difficult to view the United States in isolation from the economic hardships facing other nations. In the words of Alan Greenspan, "it is just not credible that the United States can remain an oasis of prosperity unaffected by a world that is experiencing greatly increased stress." When our trading partners, large and small, experience problems, eventually the U.S. feels pain to some extent. The degree to which we tolerate the pain depends, in part, on our domestic economic health.

      The stock market is believed to be a leading economic indicator. If this is true, the market may be revealing that our economy is not as healthy as it has been in recent years. Labor Secretary Alexis Herman believes, "it is a different kind of picture this month, but it's still a solid picture. We still have inflation in check and low unemployment. We are moving from spectacular growth to solid growth." Perhaps that is the extent of the problem. Indeed, the Federal Reserve thought the problem was serious enough to lower interest rates twice to-date. Corporate earnings estimates for large, internationally exposed companies have been declining for several months. Now, analysts are trimming their earnings estimates for smaller, domestic companies.

      In the last six months, we faced a market that placed less emphasis on valuations and fundamentals, and more emphasis on liquidity and size. While trying, this situation is not entirely surprising in a slowing economy. As investors became more uncertain about the economy, they sought the perceived safety of the largest, most liquid stocks and bonds. In this market environment, the performance of the PBHG Funds followed suit -- our large capitalization-oriented funds generally out-performed their small capitalization counterparts. This is also not entirely surprising. On four occasions prior to September 30, 1998, the PBHG Growth Fund, which is comprised of smaller companies, experienced point-to-point declines of over 20%. However, in each instance the Fund rebounded with average returns over the next six month of 32.5%. Persistence and patience are essential, as excess returns are often earned abruptly, without warning, over a short period of time.

      Until the market's attention turns back to fundamentals and valuations, bigger may remain better. It is difficult to predict when changes in investors' perceptions will occur. Similarly, we do not know how long the current market decline will last, and perhaps it will have reversed by the time you receive this report. We do believe that our patience in a challenging environment will be rewarded over time.

      With uncertainty often comes volatility and with volatility often comes risk. While we do not necessarily welcome additional risk, we see the market's recent volatility as an opportunity to invest in good companies at very attractive prices. A long-term outlook is one of the most important factors in achieving superior results.

      We thank you for your continuing confidence in our funds, especially in this time of uncertainty. We will continue to strive to provide you with the performance you seek and the broad array of products you need.


[PHOTO]                   [PHOTO]

                                   Sincerely,

                                   /s/ Harold J. Baxter     /s/ Gary L. Pilgrim
                                   --------------------     -------------------
                                   Harold J. Baxter         Gary L. Pilgrim
                                   Chairman                 President
                                   The PBHG Funds, Inc.     The PBHG Funds, Inc.

THE PBHG FUNDS, INC.

PBHG Growth Fund

          Comparison of Change in the Value of a $10,000 Investment in
              the PBHG Growth Fund, versus the Russell 2000 Growth
                   Index and the Lipper Mid-Cap Funds Average

PBHG Growth (PBHG Class) Fund
Russell 2000 Growth Index (4)
Lipper Mid-Cap Funds Average (5)


           PBHG Growth
           (PBHG Class)    Russell 2000     Lipper Mid Cap
               Fund        Growth Index     Funds Average

12/85          10000          10000            10000
3/86           11510          11482            11698
6/86           12680          12233            12843
9/86           11240          10245            11252
12/86          12394          10358            11690
3/87           16871          13175            14494
6/87           15080          12991            14601
9/87           17524          13413            15375
12/87          13832           9273            11808
3/88           14660          10888            13080
6/88           15684          11579            13994
9/88           14744          11260            13679
12/88          14780          11162            13789
3/89           15244          11991            14878
6/89           17004          12767            16184
9/89           19896          13907            18005
12/89          19109          13413            17652
3/90           19377          13057            17511
6/90           21823          13881            18891
9/90           15483          10259            15247
12/90          17266          11078            16767
3/91           22659          14462            20487
6/91           20664          13961            20295
9/91           23074          15467            22196
12/91          26179          16748            24503
3/92           25782          17207            24623
6/92           23544          15140            23128
9/92           23644          15433            23968
12/92          33612          18050            27342
3/93           34668          17726            27870
6/93           39822          18236            28544
9/93           47344          19938            30708
12/93          49312          20461            31460
3/94           47592          19629            30457
6/94           41591          18397            28931
9/94           49052          20112            31271
12/94          51654          19964            30915
3/95           54219          21058            33082
6/95           59998          23147            36007
9/95           70712          25779            39910
12/95          77660          26158            40544
3/96           82140          27662            43062
6/96           89348          29278            45362
9/96           91621          29027            46822
12/96          85290          29105            47862
3/97           69375          26052            44880
6/97           80420          30626            51877
9/97           90192          35808            59352
12/97          82433          32874            57429
3/98           91653          36780            64349
6/98           88212          31841            46512
9/98           65063          26917            51626


Portfolio Profile

OBJECTIVE: The PBHG Growth Fund seeks capital appreciation by investing primarily in common stocks of small- and medium-sized U.S. growth companies. These companies in the opinion of Pilgrim Baxter, have an outlook for strong growth in earnings and potential for significant capital appreciation. This Fund is aggressive and should be considered a long-term investment.

INVESTS IN: Small to medium sized growth companies.

STRATEGY: The Fund is currently making the majority of purchase selections in companies with market capitalizations below $1 billion and intends to reduce or eliminate positions as they approach the $4 billion level. Thus, in spite of the higher valuation levels of a rising market, the Fund's weighted average market capitalization is somewhat lower than a year ago.


(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) The six month returns have not been annualized.

(3) The performance shown for the Advisor Class (formerly known as the Trust Class) prior to its inception on August 19, 1996, is based on the performance and expenses of the PBHG Class. Subsequent to August 19, 1996, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the PBHG Advisor Class from its inception date to September 30, 1998 was -10.81%.

(4) The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(5) The Lipper Mid-Cap Funds Average is an equally weighted benchmark composed of mutual funds, each of which limits its investments, by prospectus or portfolio practice, to companies with average market capitalizations and/or revenues between $800 million and the average market capitalization of the Wilshire 4500 Index. The performance figures are based on changes in net asset value of the funds in the Index with all capital gains distributions and income dividends reinvested.

                         Average Annual Total Return(1)
                      As of September 30, 1998 (Unaudited)

                                                       Annualized Annualized Annualized
                                 6 Months (2) One Year   3 Year     5 Year     10 Year
                                               Return    Return     Return     Return
                                 ----------   --------   ------     ------     -------
PBHG Growth Fund-PBHG Class         -29.01%   -27.86%    -2.74%      6.56%     16.00%
PBHG Growth Fund-Advisor Class (3)  -29.09%   -28.04%    -2.90%      6.46%     15.95%

               Sector Weightings at September 30, 1998 (Unaudited)

Cash                 (7%)

Consumer            (11%)

Financial            (1%)

Health              (13%)

Industrial/General
Manufacturing        (2%)

Service             (27%)

Technology          (39%)


                         % of Total Porfolio Investments

                                            THE PBHG FUNDS, INC.

PBHG Growth Fund

                                            Statement of Net Assets
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)



                                                       Market
Description                           Shares        Value (000)
---------------------------------------------------------------
Common Stocks -- 92.8%
Consumer -- 10.6%
Consumer Products Miscellaneous -- 0.2%
Fossil*                               404,400       $   5,510
Memberworks*                          195,200           3,025
                                                    ---------
                                                        8,535
-------------------------------------------------------------
Entertainment/Movies -- 0.4%
Family Golf Centers*                  777,900          13,808
                                                    ---------
                                                       13,808
-------------------------------------------------------------
Hotels/Resorts -- 0.5%
Prime Hospitality*                  2,154,600          15,082
                                                    ---------
                                                       15,082
-------------------------------------------------------------
Packaged Goods/Cosmetics -- 2.0%
Helen of Troy Limited*                316,000           6,123
NBTY*                               1,457,700          11,479
Rexall Sundown*                     1,960,600          30,267
Twinlab*                              749,700          19,211
                                                    ---------
                                                       67,080
-------------------------------------------------------------
Retail-Apparel -- 1.3%
American Eagle Outfitters*            419,300          14,518
Buckle*                               214,000           3,852
Goodys Family Clothing*             2,021,300          24,256
                                                    ---------
                                                       42,626
-------------------------------------------------------------
Retail-Catalog -- 0.9%
MSC Industrial Direct, Cl A*        1,507,700          30,154
                                                    ---------
                                                       30,154
-------------------------------------------------------------
Retail-Discount Stores -- 1.6%
Dollar Tree Stores*                 1,665,700          52,157
                                                    ---------
                                                       52,157
-------------------------------------------------------------
Retail-Home Furnishing -- 0.6%
Linens N Things*                      729,700          20,067
                                                    ---------
                                                       20,067
-------------------------------------------------------------
Retail-Specialty -- 0.5%
Central Garden & Pet*                 184,100           3,406
Party City*                           968,500          12,711
                                                    ---------
                                                       16,117
-------------------------------------------------------------
Retail-Supermarkets/Drug Stores -- 2.0%
Whole Foods Market*                 1,578,300          66,486
                                                    ---------
                                                       66,486
-------------------------------------------------------------
Specialty Food/Candy -- 0.6%
American Italian Pasta, Cl A*         801,100          21,029
                                                    ---------
                                                       21,029
-------------------------------------------------------------

Total Consumer (Cost $383,224)                        353,141
                                                    ---------
-------------------------------------------------------------











                                                       Market
Description                           Shares        Value (000)
---------------------------------------------------------------
Financial -- 0.9%
Insurance -- 0.9%
Mutual Risk Management Limited        851,400      $   30,118
                                                    ---------
                                                       30,118
                                                    ---------
Total Financial (Cost $27,622)                         30,118
                                                    ---------
-------------------------------------------------------------
Health -- 13.3%
Assisted Living -- 0.7%
Alternative Living Services*          894,700          23,933
                                                    ---------
                                                       23,933
-------------------------------------------------------------
Contract Research -- 0.0%
Icon ADR*                               7,500             245
                                                    ---------
                                                          245
-------------------------------------------------------------
Health Care Management Services -- 1.5%
Access Health*                      1,335,500          49,246
                                                    ---------
                                                       49,246
-------------------------------------------------------------
Hospital Supplies -- 0.9%
Safeskin*                             945,000          29,827
                                                    ---------
                                                       29,827
-------------------------------------------------------------
Hospital/Nursing Management -- 0.8%
Res-Care*                           1,423,550          26,692
                                                    ---------
                                                       26,692
-------------------------------------------------------------
Information Systems -- 2.0%
Cerner*                             1,084,500          29,078
Medical Manager*                    1,042,400          23,845
Medquist*                             448,500          14,184
                                                    ---------
                                                       67,107
-------------------------------------------------------------
Medical Devices -- 1.1%
Arterial Vascular Engineering*         78,000           2,886
Minimed*                              217,500          14,355
Theragenics*                        1,448,000          20,544
                                                    ---------
                                                       37,785
-------------------------------------------------------------
Pharmaceutical Services -- 3.1%
Boron Lepore & Associates*            413,500          15,661
Express Scripts, Cl A*              1,068,900          87,917
                                                    ---------
                                                      103,578
-------------------------------------------------------------
Physician Practice Management -- 0.7%
Pediatrix Medical Group*              525,800          23,595
                                                    ---------
                                                       23,595
-------------------------------------------------------------
Special Outpatient Facility -- 2.5%
Renal Care Group*                   1,136,000          29,110
Total Renal Care Holdings*          2,038,000          48,912
                                                    ---------
                                                       78,022
                                                    ---------
Total Health (Cost $382,018)                          440,030
                                                    ---------
-------------------------------------------------------------

THE PBHG FUNDS, INC.
                                                                PBHG Growth Fund
Statement of Net Assets
------------------------------------
As of September 30, 1998 (Unaudited)



                                                       Market
Description                           Shares        Value (000)
---------------------------------------------------------------
Industrial/General Manufacturing -- 2.1%
Aerospace -- 0.1%
Kellstrom Industries*                 223,300       $   3,098
                                                    ---------
                                                        3,098
-------------------------------------------------------------
Auto-Related -- 0.5%
Gentex*                             1,099,600          16,494
                                                    ---------
                                                       16,494
-------------------------------------------------------------
Multi-Industry -- 1.5%
Applied Power, Cl A                 1,815,400          49,583
                                                    ---------
                                                       49,583
                                                    ---------
Total Industrial/General Manufacturing (Cost $82,998)  69,175
                                                    ---------
-------------------------------------------------------------
Service -- 27.0%
Advertising -- 1.6%
Lamar Advertising, Cl A*            1,900,700          53,220
                                                    ---------
                                                       53,220
-------------------------------------------------------------
Commercial Services -- 2.7%
Network Solutions, Cl A*              678,900          28,259
Pre Paid Legal*                       848,300          21,685
United Rentals*                     1,595,100          38,183
                                                    ---------
                                                       88,127
-------------------------------------------------------------
Communications Services -- 1.4%
IDT*                                  846,100          19,460
Pacific Gateway Exchange*             739,200          27,351
                                                    ---------
                                                       46,811
-------------------------------------------------------------
Consulting -- 1.0%
Metzler Group*                      1,000,250          34,258
                                                    ---------
                                                       34,258
-------------------------------------------------------------
Educational Services -- 4.8%
Apollo Group, Cl A*                 3,286,800          91,620
CBT Group ADR*                      2,328,100          31,429
Devry*                              1,502,200          35,208
                                                    ---------
                                                      158,257
-------------------------------------------------------------
Electronic Commerce -- 1.6%
Transaction Systems Architects*     1,539,000          54,634
                                                    ---------
                                                       54,634
-------------------------------------------------------------
Employment Services -- 2.5%
Century Business Services*            873,400          17,796
Metamor Worldwide*                  1,127,500          31,006
Romac International*                  856,900          15,424
Syntel*                               824,300          18,341
                                                    ---------
                                                       82,567
-------------------------------------------------------------
Environmental -- 0.4%
US Liquids*                           685,600          12,169
                                                    ---------
                                                       12,169
-------------------------------------------------------------



                                                       Market
Description                           Shares        Value (000)
---------------------------------------------------------------
Information/Computer Services -- 0.7%
Systems & Computer Technology*      1,852,000      $   23,845
                                                    ---------
                                                       23,845
-------------------------------------------------------------
Printing Services/Forms -- 0.5%
Mail-Well*                          1,849,600          15,837
                                                    ---------
                                                       15,837
-------------------------------------------------------------
Systems Integrator -- 7.2%
Ciber*                              1,582,000          31,937
Complete Business Solutions*          824,400          23,701
Computer Horizons*                    828,300          20,656
Computer Task Group                   854,100          25,036
Henry, Jack and Associates            382,300          18,255
Information Management Resources*   1,152,800          28,532
International Network Services*       622,800          25,846
Mastech*                              768,800          18,499
Sapient*                              826,000          28,187
Whittman-Hart*                      1,055,800          19,400
                                                    ---------
                                                      240,049
-------------------------------------------------------------
Transactions Processing -- 2.6%
Concord EFS*                        2,004,537          51,742
International Telecommunications
   Data System*                       675,700          19,595
Saville Systems ADR*                1,113,700          16,149
                                                    ---------
                                                       87,486
                                                    ---------
Total Service (Cost $886,341)                         897,260
                                                    ---------
-------------------------------------------------------------
Technology -- 38.9%
Contract Manufacturing -- 0.6%
Flextronics International Limited*    598,600          21,213
                                                    ---------
                                                       21,213
-------------------------------------------------------------
Digital Video Related -- 4.7%
Engineering Animation*                833,400          39,795
Gemstar International*              2,275,800         105,540
Pinnacle Systems*                     467,400          12,152
                                                    ---------
                                                      157,487
-------------------------------------------------------------
Electronic Components -- 0.2%
Artisan Components*                   771,200           5,687
                                                    ---------
                                                        5,687
-------------------------------------------------------------
Networking Hardware -- 0.9%
Xircom*                               300,400           7,360
Xylan*                              1,670,600          22,135
                                                    ---------
                                                       29,495
-------------------------------------------------------------
Networking Security -- 0.6%
Checkpoint Software*                1,048,300          20,835
                                                    ---------
                                                       20,835
-------------------------------------------------------------

                                            THE PBHG FUNDS, INC.

PBHG Growth Fund

                                            Statement of Net Assets
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)



                                                       Market
Description                           Shares        Value (000)
---------------------------------------------------------------
Networking Software -- 5.7%
Concord Communications*               167,500       $   6,658
Legato Systems*                     1,388,000          71,309
Veritas Software*                   2,031,275         112,228
                                                    ---------
                                                      190,195
-------------------------------------------------------------
PC-Peripherals Manufacturing -- 0.2%
Xeikon NV ADR*                        304,700           5,161
                                                    ---------
                                                        5,161
-------------------------------------------------------------
Precision Instruments -- 3.3%
Waters*                             1,636,700         109,659
                                                    ---------
                                                      109,659
-------------------------------------------------------------
Semi-Conductor Manufacturing -- 3.9%
Applied Micro Circuits*               788,200          11,724
Level One Communications*           1,208,750          24,326
Micrel*                               828,400          21,953
Microchip Technology*               1,090,600          23,857
MMC Networks*                         792,800          12,982
Vitesse Semiconductor*              1,370,100          32,369
                                                    ---------
                                                      127,211
-------------------------------------------------------------
Software-Client/Server -- 8.3%
BEA Systems*                          838,000          18,122
Citrix Systems*                     1,930,750         137,083
Documentum*                           272,200          10,786
Filenet*                            1,258,700          17,622
Hyperion Solutions*                 1,627,175          35,289
Microstrategy*                        214,400           8,040
Peregrine Systems*                    595,600          23,973
Progress Software*                    996,000          25,772
                                                    ---------
                                                      276,687
-------------------------------------------------------------
Software-Database -- 0.1%
Platinum Software*                    411,300           4,216
                                                    ---------
                                                        4,216
-------------------------------------------------------------
Software-Enterprise Resource Planning-- 0.7%
Great Plains Software*                158,100           7,470
TSI International Software Limited*   476,600          16,502
                                                    ---------
                                                       23,972
-------------------------------------------------------------
Software-Internet -- 0.5%
Mindspring Enterprise*                410,300          17,027
                                                    ---------
                                                       17,027
-------------------------------------------------------------
Software-Manufacturing -- 1.6%
Aspect Development*                 1,223,900          48,191
                                                    ---------
                                                       48,191
-------------------------------------------------------------
Software-Other -- 0.6%
Software AG Systems*                1,183,100          20,113
                                                    ---------
                                                       20,113
-------------------------------------------------------------



                                                       Market
Description                           Shares        Value (000)
---------------------------------------------------------------
Software-Testing -- 1.1%
Mercury Interactive*                  921,300      $   36,564
                                                    ---------
                                                       36,564
-------------------------------------------------------------
Telecommunication Components -- 1.2%
Uniphase*                           1,009,000          41,369
                                                    ---------
                                                       41,369
-------------------------------------------------------------
Telecommunications Equipment -- 2.8%
Excel Switching*                    1,231,700          29,099
Gilat Satellite Networks Limited*     809,900          36,445
Inter-Tel*                            539,600           6,981
Premisys Communications*              184,100           1,289
World Access*                         831,400          16,836
                                                    ---------
                                                       90,650
-------------------------------------------------------------
Voice/Call Transaction Processing -- 1.9%
AVT*                                  630,500          14,265
Genesys Telecom Labs*                 859,400          15,953
Geotel Communications*              1,265,600          34,013
                                                    ---------
                                                       64,231
                                                    ---------
Total Technology (Cost $1,073,355)                  1,289,963
                                                    ---------
Total Common Stock (Cost $2,835,558)                3,079,687
                                                    ---------
-------------------------------------------------------------
Repurchase Agreements -- 7.3%
Greenwich
   5.60%, dated 09/30/98, matures 10/01/98,
   repurchase price $72,034,122 (collaterized
   by U.S. Treasury Instrument: total market
   value $73,469,273) (a)           $ 72,023           72,023
J.P. Morgan
   5.60%, dated 09/30/98, matures 10/01/98,
   repurchase price $159,513,119 (collaterized
   by U.S. Government Obligations: total
   market value $162,678,422) (a)    159,489          159,489
Morgan Stanley
   5.60%, dated 09/30/98, matures 10/01/98,
   repurchase price $8,858,719 (collaterized
   by U.S. Government Obligations: total
   market value $9,058,132) (a)        8,857            8,857
                                                    ---------
Total Repurchase Agreements (Cost $240,369)           240,369
                                                    ---------
Total Investments-- 100.1% (Cost $3,075,927)        3,320,056
                                                    ---------
-------------------------------------------------------------
Other Assets and Liabilities -- (0.1%)
Other Assets and Liabilities, Net                      (1,916)
                                                    ---------
-------------------------------------------------------------

THE PBHG FUNDS, INC.
                                                                PBHG Growth Fund
Statement of Net Assets
------------------------------------
As of September 30, 1998 (Unaudited)



                                                       Market
Description                                         Value (000)
---------------------------------------------------------------
Net Assets:
Fund shares of PBHG class (authorized
   400 million shares -- $0.001 par value)
   based on 162,120,738 outstanding shares
   of common stock                                   $3,284,785
Fund shares of advisor class (authorized
   200 million shares -- $0.001 par value)
   based on 3,444,294 outstanding shares
   of common stock                                       83,217
Accumulated net investment loss                         (24,315)
Accumulated net realized loss on investments           (269,676)
Net unrealized appreciation on investments              244,129
                                                     ----------
Total Net Assets-- 100.0%                            $3,318,140
                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- PBHG Class                          $20.04
                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Advisor Class                       $19.94
                                                     ==========

* Non-Income Producing Security
(a) -- Tri-Party Repurchase Agreement
ADR-- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.

                                                            THE PBHG FUNDS, INC.

                                                       PBHG Emerging Growth Fund


        Comparison of Change in the Value of a $10,000 Investment in the PBHG Emerging Growth Fund, versus the Russell 2000 Growth Index and the Lipper Small Company Funds Average


             PBHG Emerging        Russell 2000          Lipper Small
              Growth Fund         Growth Index           Cap Funds

6/93             10000                10000                10000
9/93             12500                10933                10883
12/93            13100                11220                11157
3/94             13100                10764                10844
6/94             12008                10088                10260
9/94             14621                11029                11126
12/94            16216                10947                11096
3/95             17290                11548                11740
6/95             19384                12693                12799
9/95             22359                14136                14305
12/95            24072                14344                14600
3/96             25963                15169                15565
6/96             29159                16055                16754
9/96             29643                15918                17081
12/96            28184                15960                17506
3/97             22403                14286                16347
6/97             27033                16794                19139
9/97             30918                19636                22313
12/97            27149                18027                21199
3/98             30045                20169                23508
6/98             28758                19011                21895
9/98             23020                14759                17579


Portfolio Profile

Objective: Long-term growth of capital.

Invests in: Domestic emerging growth companies.

Strategy: The Fund's strategy is to invest in young, rapidly growing companies with prospects for continued growth. The Fund will typically target the following sectors: technology, healthcare, consumer and service. The Fund will remain diversified over a large number of securities.

(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(2)  The six month return has not been annualized.

(3)  The PBHG Emerging Growth Fund commenced operations on June 15, 1993.

(4) The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(5) The Lipper Small Company Funds Average is an equally weighted benchmark composed of mutual funds, each of which limits its investments, by prospectus or portfolio practice, to companies on the basis of the size of the company. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested.

                          Average Annual Total Return(1)
                      As of September 30, 1998 (Unaudited)

                                                   Annualized   Annualized    Annualized
                           6 Months(2)  One Year     3 Year       5 Year      Inception
                                         Return      Return       Return      to Date(3)
----------------------------------------------------------------------------------------
PBHG Emerging Growth Fund    -23.38%     -25.55%     0.98%        12.99%       17.31%
----------------------------------------------------------------------------------------

               Sector Weightings at September 30, 1998 (Unaudited)

Cash (17%)

Transportation (3%)

Technology (28%)

Consumer (11%)

Energy (1%)

Financial (2%)

Health (13%)

Industrial/General
Manufacturing (1%)

Service (24%)

                         % of Total Porfolio Investments

THE PBHG FUNDS, INC.

PBHG Emerging Growth Fund

Statement of Net Assets
------------------------------------
As of September 30, 1998 (Unaudited)

                                                     Market
Description                           Shares       Value (000)
-------------------------------------------------------------
Common Stocks -- 85.5%
Consumer -- 11.6%
Entertainment/Movies -- 0.6%
Cinar Films, Cl B*                    308,200       $   5,528
                                                    ---------
                                                        5,528
-------------------------------------------------------------
Hotels/Resorts -- 0.2%
Resourtquest International*            80,700             711
Vistana*                              101,300           1,304
                                                    ---------
                                                        2,015
-------------------------------------------------------------
Leisure/Recreational -- 1.7%
Action Performance*                   138,400           3,737
Championship Auto Racing Team*        203,800           4,980
Sports Club*                          454,000           2,838
Steiner Leisure Limited*              240,000           3,750
                                                    ---------
                                                       15,305
-------------------------------------------------------------
Packaged Goods/Cosmetics -- 1.1%
NBTY*                               1,256,500           9,895
                                                    ---------
                                                        9,895
-------------------------------------------------------------
Restaurants -- 4.9%
Cheesecake Factory*                   120,000           1,860
CKE Restaurants                       346,790          10,317
Logan's Roadhouse*                    500,950           8,391
Papa John's International*            659,900          21,777
                                                    ---------
                                                       42,345
-------------------------------------------------------------
Retail-Catalog -- 1.0%
DM Management*                        373,550           3,012
Insight Enterprises*                   57,225           1,616
PC Connection*                         52,600             539
Wilmar Industries*                    179,900           3,823
                                                    ---------
                                                        8,990
-------------------------------------------------------------
Retail-Specialty -- 0.5%
Horizon Organic Holding*               74,600           1,138
Sunglass Hut International*           616,800           3,546
                                                    ---------
                                                        4,684
-------------------------------------------------------------
Retail-Supermarkets/Drug Stores -- 1.6%
Whole Foods Market*                   325,000          13,691
                                                    ---------
                                                       13,691
                                                    ---------
Total Consumer (Cost $102,893)                        102,453
-------------------------------------------------------------
Energy -- 0.8%
Power Production -- 0.4%
KTI*                                  215,100           3,925
                                                    ---------
                                                        3,925
-------------------------------------------------------------


                                                     Market
Description                           Shares       Value (000)
-------------------------------------------------------------
Seismic Services & Equipment -- 0.4%
Core Laboratories N.V.*               189,600       $   3,271
                                                    ---------
                                                        3,271
                                                    ---------
Total Energy (Cost $9,060)                              7,196
                                                    ---------
-------------------------------------------------------------
Financial -- 2.3%
Auto Finance -- 1.2%
Americredit*                          430,400          10,491
                                                    ---------
                                                       10,491
-------------------------------------------------------------
Mortgage Related -- 0.2%
New Century Financial*                229,000           1,732
                                                    ---------
                                                        1,732
-------------------------------------------------------------
Specialty Finance -- 0.9%
Healthcare Financial Partners*        132,500           5,565
T&W Financial*                        158,600           2,309
                                                    ---------
                                                        7,874
                                                    ---------
Total Financial (Cost $26,019)                         20,097
                                                    ---------
-------------------------------------------------------------
Health -- 13.3%
Assisted Living -- 0.9%
Alternative Living Services*          159,100           4,256
Assisted Living Concepts*             251,500           3,568
                                                    ---------
                                                        7,824
-------------------------------------------------------------
Contract Research -- 2.1%
Kendle International*                 125,800           4,120
Parexel International*                361,800          14,110
                                                    ---------
                                                       18,230
-------------------------------------------------------------
Drugs/Pharmaceuticals -- 2.8%
Medicis Pharmaceuticals, Cl A*        620,300          24,579
                                                    ---------
                                                       24,579
-------------------------------------------------------------
Health Care Management Services -- 1.2%
Advanced Paradigm*                    169,700           5,134
Hooper Holmes                         252,100           5,026
                                                    ---------
                                                       10,160
-------------------------------------------------------------
Information Systems -- 3.8%
IDX Systems*                           25,000           1,325
Impath*                               198,600           5,909
Medical Manager*                       82,200           1,880
Medquist*                             515,500          16,303
Quadramed*                            409,300           8,237
                                                    ---------
                                                       33,654
-------------------------------------------------------------
Managed Care-Dental -- 0.2%
American Dental Partners*             243,300           2,098
                                                    ---------
                                                        2,098
-------------------------------------------------------------
Medical Devices -- 1.5%
Minimed*                               97,600           6,442
Trex Medical*                         560,300           7,144
                                                    ---------
                                                       13,586
-------------------------------------------------------------

                                            THE PBHG FUNDS, INC.

                                            PBHG Emerging Growth Fund

                                            Statement of Net Assets
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)

                                                     Market
Description                           Shares       Value (000)
-------------------------------------------------------------
Medical/Dental Distributors -- 0.3%
PSS World Medical*                    150,000       $   2,775
                                                    ---------
                                                        2,775
-------------------------------------------------------------
Pharmaceutical Services -- 0.5%
NCS Healthcare, Cl A*                 249,600           4,399
                                                    ---------
                                                        4,399
                                                    ---------
Total Health (Cost $98,906)                           117,305
                                                    ---------
-------------------------------------------------------------
Industrial/General Manufacturing -- 1.0%
Railroad -- 1.0%
Motivepower Industries*               340,900           7,969
                                                    ---------
                                                        7,969
                                                    ---------

Total Industrial/General Manufacturing (Cost $8,078)    7,969
                                                    ---------
-------------------------------------------------------------
Service -- 25.0%
Commercial Services -- 2.2%
Analytical Surveys*                   101,500           2,360
Getty Images*                         307,500           5,343
United Rentals*                       499,000          11,945
                                                    ---------
                                                       19,648
-------------------------------------------------------------

Consulting -- 0.9%
Metzler Group*                        222,000           7,604
                                                    ---------
                                                        7,604
-------------------------------------------------------------
Educational Services -- 0.2%
Edutrek International, Cl A*          279,300           1,955
                                                    ---------
                                                        1,955
-------------------------------------------------------------
Employment Service -- 3.1%
Metamor Worldwide*                    186,900           5,140
RCM Technologies*                     149,300           2,202
Romac International*                  813,666          14,646
Vincam Group*                         399,550           5,469
                                                    ---------
                                                       27,457
-------------------------------------------------------------
Environmental -- 2.8%
Casella Waste Systems, Cl A*           69,700           2,370
Superior Services*                    539,400          15,204
Tetra Tech*                           336,913           7,581
                                                    ---------
                                                       25,155
-------------------------------------------------------------
Information/Computer Services -- 4.4%
Aris*                                 543,700          10,602
Factset Research System*              173,000           5,482
Forrester Research*                   262,200           9,570
Meta Group*                           406,250          13,279
                                                    ---------
                                                       38,933
-------------------------------------------------------------
Marketing Information -- 0.8%
Abacus Direct*                        139,300           7,104
                                                    ---------
                                                        7,104
-------------------------------------------------------------


                                                     Market
Description                           Shares       Value (000)
-------------------------------------------------------------
Printing Services/Forms -- 0.6%
Consolidated Graphics*                 50,700       $   1,926
Cunningham Graphics International*    263,400           3,227
                                                    ---------
                                                        5,153
-------------------------------------------------------------
Radio/Television -- 0.7%
Citadel Communications*               319,600           6,532
                                                    ---------
                                                        6,532
-------------------------------------------------------------
Systems Integrator -- 8.2%
Brightstar Information Technology
  Group*                              373,400           2,287
Cambridge Technology Partners*        296,400           6,613
Ciber*                                506,100          10,217
Computer Horizons*                    218,800           5,456
Computer Management Sciences*          38,100             543
DA Consulting Group*                   64,500             984
Information Management Resources*     250,700           6,205
Intelligroup*                         205,500           3,494
International Network Services*        91,000           3,776
Mastech*                              291,800           7,021
Renaissance Worldwide*                751,240           9,860
Technology Solutions*                 496,625           5,587
Whittman-Hart*                        556,600          10,228
                                                    ---------
                                                       72,271
-------------------------------------------------------------
Transactions Processing -- 1.1%
Concord EFS*                          120,000           3,097
Transaction Network Services*         250,000           6,375
                                                    ---------
                                                        9,472
                                                    ---------

Total Service (Cost $200,844)                         221,284
                                                    ---------
-------------------------------------------------------------
Technology -- 28.3%
Contract Manufacturing -- 0.2%
Flextronics International Limited*     38,300           1,357
                                                    ---------
                                                        1,357
-------------------------------------------------------------
Data Communications -- 0.0%
DSET*                                  38,900             331
                                                    ---------
                                                          331
-------------------------------------------------------------
Data Storage -- 2.0%
Box Hill Systems*                     180,500           1,591
Network Appliance*                    329,700          16,691
                                                    ---------
                                                       18,282
-------------------------------------------------------------
Design Automation Software -- 0.1%
Summit Design*                        180,000           1,283
                                                    ---------
                                                        1,283
-------------------------------------------------------------
Digital Video Related -- 1.0%
Engineering Animation*                 56,000           2,674
Gemstar International*                 78,100           3,622
Pinnacle Systems*                      83,500           2,171
                                                    ---------
                                                        8,467
-------------------------------------------------------------

THE PBHG FUNDS, INC.

PBHG Emerging Growth Fund

Statement of Net Assets
------------------------------------
As of September 30, 1998 (Unaudited)

                                                     Market
Description                           Shares       Value (000)
-------------------------------------------------------------
Electronic Components -- 0.7%
II-VI*                                368,600       $   2,788
Power-One*                            144,300           1,064
WPI Group*                            301,100           1,995
                                                    ---------
                                                        5,847
-------------------------------------------------------------
Graphic/Image Process -- 0.6%
Splash Technologies Holdings*         382,300           5,448
                                                    ---------
                                                        5,448
-------------------------------------------------------------
Networking Hardware -- 0.9%
Apex PC Solutions*                    268,600           5,271
Cybex Computer Products*              112,400           2,824
                                                    ---------
                                                        8,095
-------------------------------------------------------------
Networking Security -- 0.8%
Checkpoint Software*                  346,500           6,887
                                                    ---------
                                                        6,887
-------------------------------------------------------------
Networking Software -- 1.6%
Legato Systems*                       280,300          14,400
                                                    ---------
                                                       14,400
-------------------------------------------------------------
Precision Instruments -- 1.1%
Lecroy*                               301,700           4,073
Waters*                                89,600           6,003
                                                    ---------
                                                       10,076
-------------------------------------------------------------
Semi-Conductor Manufacturing -- 3.3%
Applied Micro Circuits*               141,200           2,100
Genesis Microchip*                     52,100             492
MMC Networks*                          15,000             246
Neomagic*                           1,010,800          11,624
Sipex*                                398,700          10,117
Vitesse Semiconductor*                190,100           4,491
                                                    ---------
                                                       29,070
-------------------------------------------------------------
Semi-Conductor Production Equipment -- 0.5%
Asyst Technologies*                    32,100             224
Helix Technology                      394,400           3,895
                                                    ---------
                                                        4,119
-------------------------------------------------------------
Software-Client/Server -- 5.7%
Advent Software*                      377,800          12,916
Deltek Systems*                       264,800           4,882
Documentum*                           378,400          14,994
Filenet*                              366,300           5,128
Mobius Management Systems*             38,800             233
Peregrine Systems*                    303,300          12,208
                                                    ---------
                                                       50,361
-------------------------------------------------------------
Software-Desktop -- 0.4%
Macro Media*                          204,200           3,318
                                                    ---------
                                                        3,318
-------------------------------------------------------------



                                                     Market
Description                           Shares       Value (000)
-------------------------------------------------------------
Software-Enterprise Resource Planning-- 2.0%
Best Software*                         77,600       $   1,862
Flexiinternational Software*           55,000             186
Great Plains Software*                328,900          15,541
                                                    ---------
                                                       17,589
-------------------------------------------------------------
Software-Internet -- 0.7%
Inso*                                 323,100           6,179
                                                    ---------
                                                        6,179
-------------------------------------------------------------
Software-Other -- 1.7%
New Era of Networks*                  219,700           8,953
Software AG Systems*                  344,600           5,858
                                                    ---------
                                                       14,811
-------------------------------------------------------------
Software-Testing -- 0.4%
Mercury Interactive*                   82,500           3,274
                                                    ---------
                                                        3,274
-------------------------------------------------------------
Telecommunications Equipment -- 1.7%
Polycom*                              325,300           4,290
Tekelec*                              701,800          10,702
                                                    ---------
                                                       14,992
-------------------------------------------------------------
Voice/Call Transaction Processing -- 2.9%
AVT*                                  116,400           2,634
Genesys Telecom Labs*                 419,700           7,791
Geotel Communications*                574,600          15,442
                                                    ---------
                                                       25,867
                                                    ---------
Total Technology (Cost $228,785)                      250,053
                                                    ---------
-------------------------------------------------------------
Transportation -- 3.2%
Air -- 1.6%
Atlantic Coast Airlines*              210,000           4,909
Skywest                               495,000           9,467
                                                    ---------
                                                       14,376
-------------------------------------------------------------
Surface Transportation -- 1.6%
Coach USA*                            575,700          14,212
                                                    ---------
                                                       14,212
                                                    ---------
Total Transportation (Cost $39,771)                    28,588
                                                    ---------
Total Common Stock (Cost $714,356)                    754,945
                                                    ---------
-------------------------------------------------------------

THE PBHG FUNDS, INC.

PBHG Emerging Growth Fund

Statement of Net Assets
------------------------------------
As of September 30, 1998 (Unaudited)

                                        Face        Market
Description                         Amount (000)  Value (000)
-------------------------------------------------------------
Repurchase Agreements  -- 17.2%
Greenwich
   5.60%, dated 09/30/98, matures
   10/01/98, repurchase price
   $81,499,249 (collaterized
   by U.S. Government obligations:
   total market value $83,124,449)(a)  $81,487      $  81,487
J.P. Morgan
   5.60%, dated 09/30/98, matures
   10/01/98, repurchase price
   $60,834,726 (collaterized
   by U.S. Government obligations:
   total market value $62,041,902)(a)   60,825         60,825
Morgan Stanley
   5.60%, dated 09/30/98, matures
   10/01/98, repurchase price
   $10,296,699 (collaterized
   by U.S. Government obligations:
   total market value $10,651,770)(a)   10,295         10,295
                                                    ---------
Total Repurchase Agreements (Cost $152,607)           152,607
                                                    ---------
Total Investments-- 102.7% (Cost $866,963)            907,552
                                                    ---------
-------------------------------------------------------------
Other Assets and Liabilities -- (2.7%)
Other Assets and Liabilities, Net                     (24,141)
                                                    ---------
-------------------------------------------------------------
Net Assets:
Fund shares of PBHG class (authorized
   400 million shares -- $0.001 par value)
   based on 44,644,164 outstanding
   shares of common stock                             828,969
Accumulated net investment loss                        (4,666)
Accumulated net realized gain on investments           18,519
Net unrealized appreciation on investments             40,589
                                                    ---------
Total Net Assets -- 100.0%                          $ 883,411
                                                    =========

Net Asset Value, Offering and Redemption
   Price Per Share                                     $19.79
                                                       ======

* Non-Income Producing Security
(a) -- Tri-Party Repurchase Agreement
Cl -- Class

THE PBHG FUNDS, INC.

PBHG Large Cap Growth Fund

Comparison of Change in the Value of a $10,000 Investment in the PBHG Large Cap
   Growth Fund, versus the S&P 500 Index and the Lipper Growth Funds Average



              PBHG Large Cap    Lipper Growth
               Growth Fund      Funds Average    S&P 500 Index

4/30/95          10000            10000            10000
6/95             10920            10748            10641
9/95             13160            11673            11467
12/95            13383            11944            12179
3/96             14992            12601            12832
6/96             16158            13178            13408
9/96             16870            13573            13822
12/96            16514            14308            14975
3/97             14727            14168            15376
6/97             18197            16412            18060
9/97             20139            18137            19413
12/97            20206            17920            19971
3/98             23681            20221            22747
6/98             24861            20659            23496
9/98             21459            17915            21164


Portfolio Profile

OBJECTIVE: Long-term growth of capital.

INVESTS IN: Companies, with above $1 billion of market capitalization that, in Pilgrim Baxter's opinion, have an outlook for strong growth in earnings and potential for capital appreciation.

STRATEGY: This Fund consists of larger companies with historical and estimated future growth rates of over 20%. The Portfolio strives to layer additional strong investment ideas on top of the 20 "best ideas" found in the PBHG Large Cap 20 Fund to provide a more diversified investment opportunity for shareholders interested in the large company arena.

     In the current environment--where very large, multinational, economically sensitive corporations are experiencing slowing growth rates, this Fund attempts to isolate and harness the power of consistent, high-growth, large companies that are less affected by economic cycles.

(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(2)  The six month return has not been annualized.

(3)  The PBHG Large Cap Growth Fund commenced operations on April 5, 1995.

(4) The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(5) The Lipper Growth Funds Average is an equally weighted bench-mark composed of mutual funds, each of which normally invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested.

                         Average Annual Total Return(1)
                      As of September 30, 1998 (Unaudited)


                                                              Annualized    Annualized
                                   6 Months(2)    One Year      3 Year      Inception
                                                   Return       Return      to Date(3)
--------------------------------------------------------------------------------------
PBHG Large Cap Growth Fund           -9.39%         6.55%       17.70%       24.47%
--------------------------------------------------------------------------------------

               Sector Weightings at September 30, 1998 (Unaudited)

Cash (14%)

Technology (26%)

Consumer (10%)

Financial (4%)

Health (20%)

Industrial/General
Manufacturing (4%)

Service (22%)

                         % of Total Porfolio Investments

                                           THE PBHG FUNDS, INC.

                                           PBHG LARGE CAP GROWTH FUND

                                           Statement of Net Assets
                                           ------------------------------------
                                           As of September 30, 1998 (Unaudited)

                                                     Market
Description                           Shares       Value (000)
-------------------------------------------------------------
Common Stocks -- 86.4%
Consumer -- 9.7%
Building Material Chains -- 1.2%
Home Depot                             40,600       $   1,604
                                                    ---------
                                                        1,604
-------------------------------------------------------------
Entertainment/Movies -- 1.5%
Carnival, Cl A                         62,800           1,998
                                                    ---------
                                                        1,998
-------------------------------------------------------------
Funeral Homes/Services -- 0.8%
Service Corporation International      33,700           1,074
                                                    ---------
                                                        1,074
-------------------------------------------------------------
Hotels/Resorts -- 0.9%
Marriott International, Cl A           48,200           1,151
                                                    ---------
                                                        1,151
-------------------------------------------------------------
Retail-Apparel -- 1.7%
Jones Apparel Group*                  100,400           2,303
                                                    ---------
                                                        2,303
-------------------------------------------------------------
Retail-Discount Stores -- 0.6%
Family Dollar Stores                   52,300             824
                                                    ---------
                                                          824
-------------------------------------------------------------
Retail-Office Products/Supplies -- 3.0%
Staples*                              135,000           3,965
                                                    ---------
                                                        3,965
                                                    ---------

Total Consumer (Cost $10,542)                          12,919
                                                    ---------
-------------------------------------------------------------
Energy -- 0.4%
Contract Drilling -- 0.4%
Transocean Offshore                    16,000             555
                                                    ---------
                                                          555
                                                    ---------
Total Energy (Cost $777)                                  555
                                                    ---------
-------------------------------------------------------------
Financial -- 4.3%
Consumer Finance -- 2.7%
Associates First Capital               38,000           2,479
Newcourt Credit Group                  41,600           1,087
                                                    ---------
                                                        3,566
-------------------------------------------------------------
Diversified Financial Services -- 0.4%
Heller Financial*                      23,000             552
                                                    ---------
                                                          552
-------------------------------------------------------------
Mortgage Related -- 1.2%
MGIC Investment                        41,200           1,519
                                                    ---------
                                                        1,519
                                                    ---------
Total Financial (Cost $5,042)                           5,637
                                                    ---------
-------------------------------------------------------------
Health -- 19.9%
Contract Research -- 2.2%
Quintiles Transnational*               64,800           2,835
                                                    ---------
                                                        2,835
-------------------------------------------------------------


                                                     Market
Description                           Shares       Value (000)
-------------------------------------------------------------
Drugs/Pharmaceuticals -- 7.1%
Lilly (Eli) & Company                  17,000       $   1,331
Pfizer                                 35,000           3,708
Schering-Plough                        26,300           2,724
Watson Pharmaceuticals*                34,900           1,771
                                                    ---------
                                                        9,534
-------------------------------------------------------------
Hospital -- 2.6%
Health Management Associates, Cl A*   184,800           3,373
                                                    ---------
                                                        3,373
-------------------------------------------------------------
Hospital Supplies -- 1.7%
Cardinal Health                        22,200           2,292
                                                    ---------
                                                        2,292
-------------------------------------------------------------
Information Systems -- 2.6%
HBO & Company                         117,100           3,381
                                                    ---------
                                                        3,381
-------------------------------------------------------------
Medical Devices -- 0.6%
Guidant                                10,000             743
                                                    ---------
                                                          743
-------------------------------------------------------------
Pharmaceutical Services -- 2.2%
Omnicare                               81,200           2,862
                                                    ---------
                                                        2,862
-------------------------------------------------------------
Special Outpatient Facility -- 0.9%
Healthsouth*                          115,400           1,219
                                                    ---------
                                                        1,219
                                                    ---------
Total Health (Cost $17,839)                            26,239
                                                    ---------
-------------------------------------------------------------
Industrial/General Manufacturing -- 3.9%
Auto-Related -- 2.1%
Harley-Davidson                        92,900           2,729
                                                    ---------
                                                        2,729
-------------------------------------------------------------
Multi-Industry -- 1.8%
Danaher                                78,800           2,364
                                                    ---------
                                                        2,364
                                                    ---------

Total Industrial/General Manufacturing (Cost $3,486)    5,093
                                                    ---------
-------------------------------------------------------------
Service -- 22.2%
Cellular Towers -- 0.9%
American Tower Systems*                48,600           1,239
                                                    ---------
                                                        1,239
-------------------------------------------------------------
Commercial Services -- 1.9%
Central Parking                        49,700           2,504
                                                    ---------
                                                        2,504
-------------------------------------------------------------
Communications Services -- 3.0%
Global Crossing*                       24,700             515
MCI Worldcom*                          71,400           3,490
                                                    ---------
                                                        4,005
-------------------------------------------------------------
Distribution -- 0.1%
Ingram Micro*                           3,200             172
                                                    ---------
                                                          172
-------------------------------------------------------------

THE PBHG FUNDS, INC.

PBHG Large Cap Growth Fund

Statement of Net Assets
------------------------------------
As of September 30, 1998 (Unaudited)

                                                     Market
Description                           Shares       Value (000)
-------------------------------------------------------------
Educational Services -- 2.0%
Apollo Group, Cl A*                    71,837       $   2,002
CBT Group ADR*                         46,200             624
                                                    ---------
                                                        2,626
-------------------------------------------------------------
Employment Service -- 1.1%
Select Appointments*                   80,000           1,390
                                                    ---------
                                                        1,390
-------------------------------------------------------------
Environmental -- 4.6%
Allied Waste Industries*              114,000           2,665
Waste Management*                      71,417           3,432
                                                    ---------
                                                        6,097
-------------------------------------------------------------
Information/Computer Services -- 0.4%
Gartner Group, Cl A*                   27,600             576
                                                    ---------
                                                          576
-------------------------------------------------------------
Radio/Television -- 4.8%
Chancellor Media, Cl A*                45,300           1,512
Clear Channel Communications*          73,800           3,505
Univision Communications*              42,000           1,250
                                                    ---------
                                                        6,267
-------------------------------------------------------------
Systems Integrator -- 2.3%
Cambridge Technology Partners*         58,000           1,294
Computer Horizons*                     46,900           1,170
Keane*                                 14,700             516
                                                    ---------
                                                        2,980
-------------------------------------------------------------
Transactions Processing -- 1.1%
Fiserv*                                30,900           1,423
                                                    ---------
                                                        1,423
                                                    ---------
Total Service (Cost $27,096)                           29,279
                                                    ---------
-------------------------------------------------------------
Technology -- 25.7%
Computer Manufacturing -- 3.9%
Dell Computer*                         77,600           5,102
                                                    ---------
                                                        5,102
-------------------------------------------------------------
Data Storage -- 3.0%
EMC*                                   68,200           3,900
                                                    ---------
                                                        3,900
-------------------------------------------------------------
Design Automation Software -- 0.4%
Parametric Technology*                 52,000             523
                                                    ---------
                                                          523
-------------------------------------------------------------
Networking Hardware -- 3.2%
Cisco Systems*                         67,125           4,149
                                                    ---------
                                                        4,149
-------------------------------------------------------------
Networking Software -- 0.4%
Networks Associates*                   15,600             554
                                                    ---------
                                                          554
-------------------------------------------------------------
Semi-Conductor Manufacturing -- 1.5%
Linear Technology                      38,300           1,915
                                                    ---------
                                                        1,915
-------------------------------------------------------------








                                    Shares/Face      Market
Description                         Amount (000)   Value (000)
-------------------------------------------------------------
Software-Client/Server -- 2.1%
Compuware*                             47,500       $   2,797
                                                    ---------
                                                        2,797
-------------------------------------------------------------
Software-Desktop -- 3.3%
Microsoft*                             39,400           4,336
                                                    ---------
                                                        4,336
-------------------------------------------------------------
Software-Enterprise Resource Planning-- 2.9%
J.D. Edwards & Company*                54,700           2,625
Peoplesoft*                            38,000           1,240
                                                    ---------
                                                        3,865
-------------------------------------------------------------
Software-Internet -- 3.2%
America Online*                        38,000           4,228
                                                    ---------
                                                        4,228
-------------------------------------------------------------
Software-System/Mainframe -- 1.8%
BMC Software*                          39,400           2,367
                                                    ---------
                                                        2,367
                                                    ---------
Total Technology (Cost $17,131)                        33,736
                                                    ---------
-------------------------------------------------------------
Transportation -- 0.3%
Surface Transportation -- 0.3%
Coach USA*                             13,900             343
                                                    ---------
                                                          343
                                                    ---------
Total Transportation (Cost $620)                          343
                                                    ---------
Total Common Stock (Cost $82,533)                     113,801
                                                    ---------
-------------------------------------------------------------
Repurchase Agreement -- 13.7%
J.P. Morgan
   5.60%, dated 09/30/98, matures
   10/01/98, repurchase price $18,015,221
   (collaterized by U.S. Government
   Obligations: total market
   value $18,372,707)(a)             $18,012           18,012
                                                    ---------
Total Repurchase Agreement (Cost $18,012)              18,012
                                                    ---------
Total Investments-- 100.1% (Cost $100,545)            131,813
                                                    ---------
-------------------------------------------------------------
Other Assets and Liabilities -- (0.1%)
Other Assets and Liabilities, Net                        (172)
                                                    ---------
-------------------------------------------------------------
Net Assets:
Fund shares of PBHG class (authorized
   200 million shares -- $0.001 par value)
   based on 6,402,055 outstanding
   shares of common stock                              87,610
Accumulated net investment loss                          (532)
Accumulated net realized gain on investments           13,295
Net unrealized appreciation on investments             31,268
                                                    ---------
Total Net Assets-- 100.0%                            $131,641
                                                    =========
Net Asset Value, Offering and Redemption
   Price Per Share                                     $20.56
                                                    =========

  * Non-Income Producing Security
(a) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
 Cl -- Class

                                                         THE PBHG FUNDS, INC.

                                                         PBHG Select Equity Fund

          Comparison of Change in the Value of a $10,000 Investment in
              the PBHG Select Equity Fund, versus the S&P 500 Index
                and the Lipper Capital Appreciation Funds Average

PBHG Select Equity
S&P 500 Index (4)
Lipper Capital Appreciation Funds Average (5)



               PBHG Select          Lipper Capital
                 Equity            Appreciation Avg.    S&P 500 Index

4/95             10000                10000                10000
6/95             11685                10756                10641
9/95             14545                11813                11487
12/95            15510                12140                12179
3/96             17326                12859                12832
6/96             19603                13488                13408
9/96             21118                13795                13822
12/96            19852                14184                14975
3/97             16123                13733                15376
6/97             19568                15676                18060
9/97             22335                17738                19413
12/97            21210                17023                19971
3/98             24473                19067                22747
6/98             26466                19150                23496
9/98             21048                16524                21169


Portfolio Profile
Objective:  Long-term growth of capital.

Invests in: Normally no more than 30 common stocks of companies that, in Pilgrim Baxter's opinion, have a strong earnings growth outlook and potential for capital appreciation.

Strategy: This portfolio is designed to concentrate our investments in 25 to 30 companies that we believe represent the best growth company stories in the market at a given time, regardless of company size. We purchase only those high growth, high quality companies where we have the greatest confidence in the company specific fundamental business characteristics.

(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(2)  The six month return has not been annualized.

(3)  The PBHG Select Equity Fund commenced operations on April 5, 1995.

(4) The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(5) The Lipper Capital Appreciation Funds Average is an equally weighted benchmark composed of mutual funds with the investment objective of maximum capital appreciation. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested.



                         Average Annual Total Return(1)
                      As of September 30, 1998 (Unaudited)

                                                         Annualized   Annualized
                               6 Months(2)   One Year      3 Year      Inception
                                              Return       Return     to Date(3)
                               ----------    --------    ----------   ----------
  PBHG Select Equity Fund       -14.00%       -5.76%       13.11%       24.53%


               Sector Weightings at September 30, 1998 (Unaudited)


Cash (17%)

Consumer (5%)

Health (12%)

Service (24%)

Technology (42%)


                         % of Total Porfolio Investments

THE PBHG FUNDS, INC.

PBHG Select Equity Fund

Statement of Net Assets
------------------------------------
As of September 30, 1998 (Unaudited)

                                                     Market
Description                           Shares       Value (000)
-------------------------------------------------------------
Common Stocks -- 83.4%
Consumer -- 4.8%
Retail-Apparel -- 4.8%
Jones Apparel Group*                  556,200      $   12,758
                                                    ---------
                                                       12,758
                                                    ---------
Total Consumer (Cost $11,592)                          12,758
                                                    ---------
-------------------------------------------------------------
Health -- 11.9%
Contract Research -- 6.0%
Quintiles Transnational*              364,400          15,943
                                                    ---------
                                                       15,943
-------------------------------------------------------------
Information Systems -- 5.9%
HBO & Company                         543,000          15,679
                                                    ---------
                                                       15,679
                                                    ---------

Total Health (Cost $20,849)                            31,622
                                                    ---------
-------------------------------------------------------------
Service -- 24.7%
Commercial Services -- 1.0%
Neff*                                 265,500           2,655
                                                    ---------
                                                        2,655
-------------------------------------------------------------
Communications Services -- 0.4%.
Global Crossing*                       51,400           1,073
                                                    ---------
                                                        1,073
-------------------------------------------------------------
Educational Services -- 2.7%
CBT Group ADR*                        402,000           5,427
National Computer Systems              59,500           1,755
                                                    ---------
                                                        7,182
-------------------------------------------------------------
Environmental -- 2.4%
Superior Services*                    223,000           6,286
                                                    ---------
                                                        6,286
-------------------------------------------------------------
Radio/Television -- 6.0%
Clear Channel Communications*         338,200          16,065
                                                    ---------
                                                       16,065
-------------------------------------------------------------
Systems Integrator -- 11.9%
Computer Horizons*                    235,700           5,878
International Network Services*       357,000          14,815
Keane*                                315,500          11,082
                                                    ---------
                                                       31,775
-------------------------------------------------------------
Transactions Processing -- 0.3%
Saville Systems ADR*                   49,000             710
                                                    ---------
                                                          710
                                                    ---------

Total Service (Cost $62,789)                           65,746
                                                    ---------
-------------------------------------------------------------











                                    Shares/Face      Market
Description                         Amount (000)   Value (000)
-------------------------------------------------------------
Technology -- 42.0%
Computer-Manufacturing -- 6.9%
Dell Computer*                        280,400       $  18,436
                                                    ---------
                                                       18,436
-------------------------------------------------------------
Networking Software -- 10.9%
Concord Communications*                70,900           2,818
Legato Systems*                       328,200          16,861
Networks Associates*                  255,000           9,053
                                                    ---------
                                                       28,732
-------------------------------------------------------------
Software-Client/Server -- 4.8%
Citrix Systems*                       161,550          11,470
Compuware*                             23,700           1,395
                                                    ---------
                                                       12,865
-------------------------------------------------------------
Software-Desktop -- 0.7%
Visio*                                 82,500           1,985
                                                    ---------
                                                        1,985
-------------------------------------------------------------
Software-Enterprise Resource Planning -- 8.0%
J.D. Edwards & Company*               390,000          18,720
Peoplesoft*                            79,400           2,590
                                                    ---------
                                                       21,310
-------------------------------------------------------------
Software-Internet -- 4.9%
America Online*                       116,500          12,961
                                                    ---------
                                                       12,961
-------------------------------------------------------------
Software-System/Mainframe -- 2.1%
BMC Software*                          93,200           5,598
                                                    ---------
                                                        5,598
-------------------------------------------------------------
Telecommunications Equipment -- 3.7%
Tekelec*                              650,600           9,922
                                                    ---------
                                                        9,922
                                                    ---------
Total Technology (Cost $66,756)                       111,809
                                                    ---------
Total Common Stock (Cost $161,986)                    221,935
                                                    ---------
-------------------------------------------------------------
Repurchase Agreement  -- 17.3%
J.P. Morgan
   5.60%, dated 09/30/98, matures 10/01/98,
   repurchase price $46,149,498 (collaterized
   by U.S. Government Obligations: total
   market value $47,065,267)(a)      $46,142           46,142

Total Repurchase Agreement (Cost $46,142)              46,142
                                                    ---------
Total Investments-- 100.7% (Cost $208,128)            268,077
                                                    ---------
-------------------------------------------------------------
Other Assets and Liabilities -- (0.7%)
Other Assets and Liabilities, Net                      (2,025)
                                                    ---------
-------------------------------------------------------------

                                            THE PBHG FUNDS, INC.

                                            PBHG Select Equity Fund

                                            Statement of Net Assets
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)


                                                     Market
Description                                       Value (000)
-------------------------------------------------------------
Net Assets:
Fund shares of PBHG class (authorized
   200 million shares -- $0.001 par value)
   based on 12,809,535 outstanding
   shares of common stock                          $  193,825
Accumulated net investment loss                        (1,517)
Accumulated net realized gain on investments           13,795
Net unrealized appreciation on investments             59,949
                                                   ----------
Total Net Assets-- 100.0%                            $266,052
                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share                                     $20.77
                                                   ==========

 * Non-Income Producing Security
(a) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt



The accompanying notes are an integral part of the financial statements.

The PBHG Funds, Inc.

PBHG Core Growth Fund

          Comparison of Change in the Value of a $10,000 Investment in
               the PBHG Core Growth Fund, versus the Russell 3000
                Growth Index and the Lipper Growth Funds Average


PBHG Core Growth Fund
Russell 3000 Growth Index(4)
Lipper Growth Funds Average(5)


               PBHG Core       Russell 3000         Lipper Growth
               Growth Fund     Growth Index         Funds Average
12/31/95         10000            10000                10000
3/96             11820            10541                10553
6/96             13800            11206                11029
9/96             14200            11557                11359
12/96            13280            12188                11974
3/97             10340            12122                11858
6/97             12230            14400                13735
9/97             12890            15612                15179
12/97            11990            15689                15001
3/98             13530            18015                16926
6/98             13560            18663                17290
9/98             10791            16749                14994


Portfolio Profile

OBJECTIVE:  Long-term capital appreciation.

INVESTS IN: A diversified portfolio of equity securities of companies, without regard to market capitalization, that are believed by Pilgrim Baxter to have superior long-term growth prospects and potential for long-term capital appreciation.

STRATEGY: At September 30, 1998 the Fund's holdings ranged from roughly $97 million to $139.5 billion in market capitalization, with an average size of $8.7 billion. While future changes in holdings will create some variability, we do not expect the company size features of the fund to differ substantially from what they are presently. Stock selection is exclusively "bottom up", focusing on individual companies and the strength of their fundamental business characteristics. Sector exposure is not predetermined, but follows from the selection of the most attractive individual stocks.


(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(2)  The six month return has not been annualized.

(3)  The PBHG Core Growth Fund commenced operations on January 2, 1996.


(4) The Russell 3000 Growth Index is an unmanaged index comprised of those securities in the Russell 1000 and Russell 2000 Indexes with a greater-than average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(5) The Lipper Growth Funds Average is an equally weighted benchmark composed of mutual funds, each of which normally invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested.


                         Average Annual Total Return(1)
                      As of September 30, 1998 (Unaudited)

                                                                      Annualized
                                  6 Months(2)       One Year          Inception
                                                     Return           to Date(3)
--------------------------------------------------------------------------------
  PBHG Core Growth Fund            -20.25%          -16.29%            2.80%


               Sector Weightings at September 30, 1998 (Unaudited)

Cash (6%)
Consumer (10%)
Energy (2%)
Financial (1%)
Health (19%)
Industrial/General Manufacturing (2%)
Service (25%)
Technology (35%)


                        % of Total Portfolio Investments

                                                            THE PBHG FUNDS, INC.

                                                           PBHG Core Growth Fund

                                                         Statement of Net Assets
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)


                                                          Market
Description                               Shares        Value (000)
-------------------------------------------------------------------
Common Stocks -- 94.0%
Consumer -- 10.4%
Building Material Chains -- 0.7%
Home Depot                                 18,000      $     711
                                                       ---------
                                                             711
----------------------------------------------------------------
Entertainment/Movies -- 3.7%
Carnival, Cl A                             47,500          1,511
Family Golf Centers*                       68,300          1,212
Premier Parks*                             51,400            900
                                                       ---------
                                                           3,623
----------------------------------------------------------------
Packaged Goods/Cosmetics -- 0.8%
NBTY*                                      87,300            687
                                                       ---------
                                                             687
----------------------------------------------------------------
Retail-Apparel -- 0.9%
Jones Apparel Group*                       40,000            918
                                                       ---------
                                                             918
----------------------------------------------------------------
Retail-Office Products/Supplies -- 1.0%
Staples*                                   33,400            981
                                                       ---------
                                                             981
----------------------------------------------------------------
Retail-Specialty -- 0.6%
Hibbet Sporting Goods*                     25,100            629
                                                       ---------
                                                             629
----------------------------------------------------------------
Retail-Supermarkets/Drug Stores -- 1.7%
Whole Foods Market*                        39,200          1,651
                                                       ---------
                                                           1,651
----------------------------------------------------------------
Specialty Food/Candy -- 1.0%
Suiza Foods*                               30,300            947
                                                       ---------
                                                             947
                                                       ---------

Total Consumer (Cost $12,695)                             10,147
                                                       ---------
----------------------------------------------------------------
Energy -- 1.8%
Drilling Services & Equipment -- 0.6%
Varco International*                       67,900            569
                                                       ---------
                                                             569
----------------------------------------------------------------
Marine Construction -- 0.7%
Global Industries Limited*                 58,200            673
                                                       ---------
                                                             673
----------------------------------------------------------------
Vessel & Rig Construction -- 0.5%
Friede Goldman International*              31,800            501
                                                       ---------
                                                             501
                                                       ---------

Total Energy (Cost $2,817)                                 1,743
                                                       ---------
----------------------------------------------------------------
Financial -- 1.0%
Specialty Finance -- 1.0%
Healthcare Financial Partners*             23,400            983
                                                       ---------
                                                             983
                                                       ---------

Total Financial (Cost $1,029)                                983
                                                       ---------
----------------------------------------------------------------



                                                          Market
Description                               Shares        Value (000)
-------------------------------------------------------------------
Health -- 18.7%
Assisted Living -- 1.4%
Sunrise Assisted Living*                   41,800      $   1,434
                                                       ---------
                                                           1,434
----------------------------------------------------------------
Drugs/Pharmaceuticals -- 1.3%
Pfizer                                     12,400          1,314
                                                       ---------
                                                           1,314
----------------------------------------------------------------
Hospital -- 2.3%
Health Management Associates, Cl A*        92,550          1,689
Province Healthcare*                       15,100            514
                                                       ---------
                                                           2,203
----------------------------------------------------------------
Hospital Supplies -- 1.3%
Safeskin*                                  39,900          1,259
                                                       ---------
                                                           1,259
----------------------------------------------------------------
Information Systems -- 5.8%
HBO & Company                              62,200          1,796
Medical Manager*                           10,400            238
Medquist*                                  57,000          1,803
Quadramed*                                 90,200          1,815
                                                       ---------
                                                           5,652
----------------------------------------------------------------
Medical Devices -- 3.3%
Guidant                                    25,200          1,871
Thermo Cardiosystems*                      84,700          1,355
                                                       ---------
                                                           3,226
----------------------------------------------------------------
Pharmaceutical Services -- 2.6%
Omnicare                                   72,100          2,542
                                                       ---------
                                                           2,542
----------------------------------------------------------------
Special Outpatient Facility -- 0.7%
Healthsouth*                               64,200            678
                                                       ---------
                                                             678
                                                       ---------
Total Health (Cost $18,538)                               18,308
                                                       ---------
----------------------------------------------------------------
Industrial/General Manufacturing -- 2.5%
Auto-Related -- 1.2%
Harley-Davidson                            39,400          1,157
                                                       ---------
                                                           1,157
----------------------------------------------------------------
Railroad -- 1.3%
Motivepower Industries*                    53,500          1,251
                                                       ---------
                                                           1,251
                                                       ---------
Total Industrial/General Manufacturing
(Cost $2,104)                                              2,408
                                                       ---------
----------------------------------------------------------------
Service -- 24.5%
Cellular Towers -- 1.2%
American Tower Systems*                    46,900          1,196
                                                       ---------
                                                           1,196
----------------------------------------------------------------

THE PBHG FUNDS, INC.

PBHG Core Growth Fund

Statement of Net Assets
------------------------------------
As of September 30, 1998 (Unaudited)

                                                             Market
Description                                   Shares        Value (000)
-----------------------------------------------------------------------
Commercial Services -- 3.0%
Central Parking                                25,200       $  1,269
DST Systems*                                    7,500            396
United Rentals*                                52,600          1,259
                                                            --------
                                                               2,924
--------------------------------------------------------------------
Communications Services -- 1.6%
MCI Worldcom*                                  32,000          1,564
                                                            --------
                                                               1,564
--------------------------------------------------------------------
Educational Services -- 1.5%
Apollo Group, Cl A*                            51,350          1,431
                                                            --------
                                                               1,431
--------------------------------------------------------------------
Environmental -- 1.7%
Waste Management*                              34,000          1,634
                                                            --------
                                                               1,634
--------------------------------------------------------------------
Marketing Information -- 1.6%
Abacus Direct*                                 31,200          1,591
                                                            --------
                                                               1,591
--------------------------------------------------------------------
Radio/Television -- 4.4%
Chancellor Media, Cl A*                        36,300          1,212
Clear Channel Communications*                  32,200          1,529
Jacor Communications*                          30,500          1,544
                                                            --------
                                                               4,285
--------------------------------------------------------------------
Systems Integrator -- 6.9%
Cambridge Technology Partners*                 51,400          1,147
Computer Horizons*                             51,500          1,284
Ecsoft Group ADR*                              63,200          1,304
RWD Technologies*                             132,000          2,970
                                                            --------
                                                               6,705
--------------------------------------------------------------------
Transactions Processing -- 2.6%
International Telecommunications
   Data Systems*                               76,050          2,206
Saville Systems ADR*                           24,900            361
                                                            --------
                                                               2,567
                                                            --------

Total Service (Cost $22,365)                                  23,897
                                                            --------
--------------------------------------------------------------------
Technology -- 34.6%
Computer Manufacturing -- 2.2%
Dell Computer*                                 32,600          2,144
                                                            --------
                                                               2,144
--------------------------------------------------------------------
Contract Manufacturing -- 0.3%
Celestica*                                     22,000            279
                                                            --------
                                                                 279
--------------------------------------------------------------------
Data Storage -- 2.2%
EMC*                                           37,700          2,156
                                                            --------
                                                               2,156
--------------------------------------------------------------------


                                                             Market
Description                                    Shares       Value (000)
-----------------------------------------------------------------------
Design Automation Software -- 2.5%
Cadence Design Systems*                        75,200       $  1,923
Summit Design*                                 79,900            569
                                                            --------
                                                               2,492
--------------------------------------------------------------------
Networking Hardware -- 3.4%
Ascend Communications*                         25,800          1,174
Cisco Systems*                                 27,000          1,669
Xylan*                                         39,200            519
                                                            --------
                                                               3,362
--------------------------------------------------------------------
Networking Security -- 1.2%
Axent Technologies*                            63,300          1,179
                                                            --------
                                                               1,179
--------------------------------------------------------------------
Networking Software -- 1.5%
Networks Associates*                           40,875          1,451
                                                            --------
                                                               1,451
--------------------------------------------------------------------
Semi-Conductor Manufacturing -- 0.6%
Applied Micro Circuits*                        36,700            546
                                                            --------
                                                                 546
--------------------------------------------------------------------
Software-Client/Server -- 8.3%
BEA Systems*                                   96,900          2,096
Citrix Systems*                                29,000          2,059
Compuware*                                     34,700          2,043
Documentum*                                    23,600            935
Filenet*                                       72,400          1,014
                                                            --------
                                                               8,147
--------------------------------------------------------------------
Software-Desktop -- 0.7%
Macro Media*                                   41,800            679
                                                            --------
                                                                 679
--------------------------------------------------------------------
Software-Enterprise Resource Planning -- 2.9%
J.D. Edwards & Company*                        58,600          2,813
                                                            --------
                                                               2,813
--------------------------------------------------------------------
Software-Internet -- 1.8%
America Online*                                15,500          1,724
                                                            --------
                                                               1,724
--------------------------------------------------------------------
Software-Other -- 2.1%
Lernout & Hauspie*                             37,500          1,507
Software Ag Systems*                           32,500            552
                                                            --------
                                                               2,059
--------------------------------------------------------------------
Software-System/Mainframe -- 2.3%
BMC Software*                                  37,800          2,270
                                                            --------
                                                               2,270
--------------------------------------------------------------------
Telecommunications Equipment -- 1.3%
Intervoice*                                     6,700            154
Tekelec*                                       73,600          1,122
                                                            --------
                                                               1,276
--------------------------------------------------------------------

                                                            THE PBHG FUNDS, INC.

                                                           PBHG Core Growth Fund

                                                         Statement of Net Assets
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)


                                            Shares/Face      Market
Description                                 Amount (000)   Value (000)
----------------------------------------------------------------------
Voice/Call Transaction Processing -- 1.3%
Geotel Communications*                         46,600       $  1,252
                                                            --------
                                                               1,252
                                                            --------

Total Technology (Cost $29,191)                               33,829
                                                            --------

--------------------------------------------------------------------
Transportation -- 0.5%
Surface Transportation -- 0.5%
Coach USA*                                     19,100            472
                                                            --------
                                                                 472
                                                            --------

Total Transportation (Cost $574)                                 472
                                                            --------

Total Common Stock (Cost $89,313)                             91,787
                                                            --------

--------------------------------------------------------------------
Repurchase Agreement -- 5.9%
J.P. Morgan
   5.60%, dated 09/30/98, matures 10/01/98,
   repurchase price $5,787,471 (collaterized
   by U.S. Government Obligations:
   total market value $5,902,315) (a)          $5,787          5,787
                                                            --------

Total Repurchase Agreement (Cost $5,787)                       5,787
                                                            --------

Total Investments-- 99.9% (Cost $95,100)                      97,574
                                                            --------
--------------------------------------------------------------------
Other Assets and Liabilities -- 0.1%
Other Assets and Liabilities, Net                                133
                                                            --------
--------------------------------------------------------------------
Net Assets:
Fund shares of PBHG class (authorized
   200 million shares -- $0.001 par value)
   based on 9,055,500 outstanding
   shares of common stock                                    140,696
Accumulated net investment loss                               (2,094)
Accumulated net realized loss on investments                 (43,369)
Net unrealized appreciation on investments                     2,474
                                                            --------

Total Net Assets-- 100.0%                                    $97,707
                                                            --------
                                                            --------


Net Asset Value, Offering and Redemption
   Price Per Share                                            $10.79
                                                              ------
                                                              ------

* Non-Income Producing Security
(a) -- Tri-Party Repurchase Agreement
ADR-- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.
PBHG Limited Fund


          Comparison of Change in the Value of a $10,000 Investment in
              the PBHG Limited Fund, versus the Russell 2000 Growth
                Index and the Lipper Small Company Funds Average


PBHG Limited Fund
Russell 2000 Growth Index(4)
Lipper Small Company Funds Average(5)


                                    Russell 2000  Lipper Small Cap
               PBHG Limited Fund    Growth Index    Funds Average
6/30/96              10000            10000            10000
9/96                 11010             9914            10195
12/96                11083             9941            10449
3/97                  9084             8898             9757
6/97                 11454            10460            11424
9/97                 13622            12229            13318
12/97                12863            11228            12653
3/98                 14606            12562            14031
6/98                 14057            11841            13400
9/98                 11691             9193            10579


Portfolio Profile

OBJECTIVE:  Long-term capital appreciation.

INVESTS IN: A diversified portfolio of equity securities of companies that are believed, by Pilgrim Baxter, to have superior long-term growth prospects and potential for long-term capital appreciation.

STRATEGY: The Fund invests in companies under $250 million in market capitalization or annual revenues. The Fund is currently closed to investment by new shareholders in order to protect achievement of its investment objective.

(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(2)  The six month return has not been annualized.

(3)  The PBHG Limited Fund commenced operations on July 1, 1996.

(4) The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(5) The Lipper Small Company Funds Average is an equally weighted benchmark composed of mutual funds, each of which limits its investments, by prospectus or portfolio practice, to companies on the basis of the size of the company. The performance figures are based on changes in net asset value of the Funds in the category with all capital gains distributions and income dividends revinested.




                         Average Annual Total Return(1)
                      As of September 30, 1998 (Unaudited)

                                                                      Annualize
                                      6 Months(2)     One Year        Inception
                                                       Return         to Date(3)
--------------------------------------------------------------------------------
  PBHG Limited Fund                    -19.96%         -14.17%            7.17%



               Sector Weightings at September 30, 1998 (Unaudited)

Cash (17%)
Consumer (11%)
Energy (2%)
Financial (1%)
Health (20%)
Service (24%)
Technology (25%)


                        % of Total Portfolio Investments

                                                            THE PBHG FUNDS, INC.

                                                               PBHG Limited Fund

                                                         Statement of Net Assets
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)


                                                                Market
Description                                    Shares         Value (000)
-------------------------------------------------------------------------
Common Stocks -- 82.9%
Consumer -- 10.7%
Hotels/Resorts -- 0.1%
Resourtquest International*                    10,400          $    92
                                                               -------
                                                                    92
----------------------------------------------------------------------
Leisure/Recreational -- 2.0%
American Coin Merchandising*                   94,300            1,238
Sports Club*                                  208,900            1,305
                                                               -------
                                                                 2,543
----------------------------------------------------------------------
Packaged Goods/Cosmetics -- 1.8%
French Fragrances*                            121,900              884
Natural Alternatives International*           104,400            1,279
                                                               -------
                                                                 2,163
----------------------------------------------------------------------
Restaurants -- 2.5%
Logan's Roadhouse*                             67,600            1,132
PJ America*                                   131,200            2,017
                                                               -------
                                                                 3,149
----------------------------------------------------------------------
Retail-Apparel -- 1.8%
Chicos*                                       142,300            2,295
                                                               -------
                                                                 2,295
----------------------------------------------------------------------
Retail-Catalog -- 1.6%
DM Management*                                158,800            1,280
Insight Enterprises*                            7,800              220
PC Connection*                                  8,100               83
Wilmar Industries*                             21,200              451
                                                               -------
                                                                 2,034
----------------------------------------------------------------------
Retail-Specialty -- 0.1%
Horizon Organic Holding*                       10,000              152
                                                               -------
                                                                   152
----------------------------------------------------------------------
Shoe Manufacturing -- 0.8%
Maxwell Shoe*                                  85,700            1,018
                                                               -------
                                                                 1,018
                                                               -------
Total Consumer (Cost $17,590)                                   13,446
                                                               -------
----------------------------------------------------------------------
Energy -- 2.1%
Power Production -- 2.1%
KTI*                                          141,600            2,584
                                                               -------
                                                                 2,584
                                                               -------
Total Energy (Cost $2,568)                                       2,584
                                                               -------
----------------------------------------------------------------------
Financial -- 1.2%
Investment Firms -- 0.7%
Pilgrim America Capital*                       48,400              926
                                                               -------
                                                                   926
----------------------------------------------------------------------
Mortgage Related -- 0.2%
New Century Financial*                         31,200              236
                                                               -------
                                                                   236
----------------------------------------------------------------------



                                                                Market
Description                                    Shares         Value (000)
-------------------------------------------------------------------------
Specialty Finance -- 0.3%
T&W Financial*                                 21,900          $   319
                                                               -------
                                                                   319
                                                               -------

Total Financial (Cost $2,027)                                    1,481
                                                               -------
----------------------------------------------------------------------
Health -- 20.1%
Assisted Living -- 0.7%
Assisted Living Concepts*                      60,300              855
                                                               -------
                                                                   855
----------------------------------------------------------------------
Contract Research -- 3.0%
Kendle International*                         116,600            3,818
                                                               -------
                                                                 3,818
----------------------------------------------------------------------
Drugs/Pharmaceuticals -- 3.3%
Medco Research*                               110,100            2,388
Medicis Pharmaceutical, Cl A*                  43,150            1,710
                                                               -------
                                                                 4,098
----------------------------------------------------------------------
Health Care Management Services -- 1.8%
Hooper Holmes                                 112,900            2,251
                                                               -------
                                                                 2,251
----------------------------------------------------------------------
Health Care-Services -- 2.3%
Laser Vision Centers*                         245,100            2,911
                                                               -------
                                                                 2,911
----------------------------------------------------------------------
Information Systems -- 7.2%
Impath*                                        26,400              785
Mecon*                                        290,100            2,176
Medquist*                                     121,100            3,830
Quadramed*                                    107,500            2,163
                                                               -------
                                                                 8,954
----------------------------------------------------------------------
Managed Care-Dental -- 0.2%
American Dental Partners*                      32,100              277
                                                               -------
                                                                   277
----------------------------------------------------------------------
Medical Devices -- 1.6%
Resmed*                                        38,300            1,992
                                                               -------
                                                                 1,992
                                                               -------

Total Health (Cost $17,870)                                     25,156
                                                               -------
----------------------------------------------------------------------
Service -- 23.8%
Commercial Services -- 0.3%
Analytical Surveys*                            13,800              321
                                                               -------
                                                                   321
----------------------------------------------------------------------
Distribution -- 1.6%
Scansource*                                   129,900            2,046
                                                               -------
                                                                 2,046
----------------------------------------------------------------------
Educational Services -- 0.1%
Edutrek International, Cl A*                   11,400               80
                                                               -------
                                                                    80
----------------------------------------------------------------------

THE PBHG FUNDS, INC.

PBHG Limited Fund

Statement of Net Assets
------------------------------------
As of September 30, 1998 (Unaudited)


                                                              Market
Description                                   Shares        Value (000)
-----------------------------------------------------------------------
Employment Services -- 2.2%
RCM Technologies*                             173,400        $  2,558
Romac International*                          112,800           2,031
Vincam Group*                                  54,150             741
                                                             --------
                                                                5,330
---------------------------------------------------------------------
Environmental -- 1.7%
Casella Waste Systems, Cl A*                    7,400             252
Superior Services*                             68,100           1,919
                                                             --------
                                                                2,171
---------------------------------------------------------------------
Information/Computer Services -- 5.0%
Forrester Research*                            49,700           1,814
Meta Group*                                    56,750           1,855
                                                             --------
                                                                3,669
---------------------------------------------------------------------
Marketing Information -- 3.3%
Abacus Direct*                                 19,200             979
Market Facts                                  112,400           3,119
                                                             --------
                                                                4,098
---------------------------------------------------------------------
Printing Services/Forms -- 0.5%
Consolidated Graphics*                          6,800             258
Cunningham Graphics International*             33,700             413
                                                             --------
                                                                  671
---------------------------------------------------------------------
Radio/Television -- 0.7%
Citadel Communications*                        42,200             862
                                                             --------
                                                                  862
---------------------------------------------------------------------
Systems Integrator -- 8.4%
A Consulting Team*                             15,800             150
Atlantic Data Services*                        71,900           1,079
Brightstar Information Technology Group*      378,500           2,318
Computer Management Sciences*                   5,150              74
Cotelligent Group*                            112,300           1,972
DA Consulting Group*                            7,200             110
Intelligroup*                                 156,300           2,657
Tier Technologies*                             57,100             942
Whittman-Hart*                                 64,400           1,183
                                                             --------
                                                               10,485
                                                             --------

Total Service (Cost $25,327)                                   29,733
                                                             --------
---------------------------------------------------------------------
Technology -- 25.0%
Data Storage -- 0.2%
Box Hill Systems*                              22,700             200
                                                             --------
                                                                  200
---------------------------------------------------------------------
Design Automation Software -- 1.0%
Summit Design*                                175,600           1,251
                                                             --------
                                                                1,251
---------------------------------------------------------------------
Digital Video Related -- 2.9%
Engineering Animation*                         29,700           1,418
Pinnacle Systems*                              11,100             289
Videoserver*                                  177,700           1,910
                                                             --------
                                                                3,617
---------------------------------------------------------------------





                                                              Market
Description                                   Shares        Value (000)
-----------------------------------------------------------------------
Electronic Components -- 1.3%
II-VI*                                         48,700        $    368
Power-One*                                    142,400           1,050
WPI Group*                                     83,100             551
                                                             --------
                                                                1,969
---------------------------------------------------------------------
Graphic/Image Process -- 1.0%
Splash Technologies Holdings*                  88,500           1,261
                                                             --------
                                                                1,261
---------------------------------------------------------------------
Networking Hardware -- 3.0%
Apex PC Solutions*                             33,600             660
Cybex Computer Products*                      123,750           3,109
                                                             --------
                                                                3,769
---------------------------------------------------------------------
Precision Instruments -- 0.9%
Lecroy*                                        51,200             691
                                                             --------
                                                                  691
---------------------------------------------------------------------
Semi-Conductor Manufacturing -- 2.2%
Genesis Microchip*                             43,800             414
Neomagic*                                     138,400           1,592
Sipex*                                         30,000             761
                                                             --------
                                                                2,767
---------------------------------------------------------------------
Semi-Conductor Production Equipment-- 0.0%
Asyst Technologies*                             4,300              30
                                                             --------
                                                                   30
---------------------------------------------------------------------
Software-Client/Server -- 1.9%
Advent Software*                               52,100           1,781
Deltek Systems*                                33,900             625
                                                             --------
                                                                2,406
---------------------------------------------------------------------
Software-Enterprise Resource Planning -- 4.3%
Best Software*                                108,800           2,611
Flexiinternational Software*                  189,500             640
Great Plains Software*                         45,100           2,131
                                                             --------
                                                                5,382
---------------------------------------------------------------------
Software-Other -- 1.7%
New Era of Networks*                           52,300           2,131
                                                             --------
                                                                2,131
---------------------------------------------------------------------
Voice/Call Transaction Processing -- 4.6%
AVT*                                          163,900           3,708
Geotel Communications*                         76,800           2,063
                                                             --------
                                                                5,771
                                                             --------
Total Technology (Cost $25,111)                                31,245
                                                             --------
Total Common Stock (Cost $90,493)                             103,645
                                                             --------
---------------------------------------------------------------------

                                                            THE PBHG FUNDS, INC.

                                                               PBHG Limited Fund

                                                         Statement of Net Assets
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)


                                                                 Market
Description                                      Shares        Value (000)
--------------------------------------------------------------------------
Repurchase Agreement -- 17.4%
J.P. Morgan
   5.60%, dated 09/30/98, matures 10/01/98,
   repurchase price $21,762,307 (collaterized
   by U.S. Government Obligations:
   total market value $22,194,149)(a)            $21,760       $ 21,760
                                                               --------
Total Repurchase Agreement (Cost $21,760)                        21,760
                                                               --------
Total Investments -- 100.3% (Cost $112,253)                     125,405
                                                               --------
-----------------------------------------------------------------------
Other Assets and Liabilities -- (0.3%)
Other Assets and Liabilities, Net                                  (400)
                                                               --------
-----------------------------------------------------------------------
Net Assets:
Fund shares of PBHG class (authorized
   200 million shares -- $0.001 par value)
   based on 11,089,389 outstanding
   shares of common stock                                       100,959
Accumulated net investment loss                                    (646)
Accumulated net realized gain on investments                     11,540
Net unrealized appreciation on investments                       13,152
                                                               --------
Total Net Assets -- 100.0%                                     $125,005
                                                               --------
                                                               --------
Net Asset Value, Offering and Redemption
   Price Per Share                                               $11.27
                                                                 ------
                                                                 ------

* Non-Income Producing Security
(a) -- Tri-Party Repurchase Agreement
Cl -- Class


The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG Large Cap 20 Fund



          Comparison of Change in the Value of a $10,000 Investment in
                 the PBHG Large Cap 20 Fund, versus the S&P 500
                    Index and the Lipper Growth Funds Average


                PBHG Large         Lipper Growth
               Cap 20 Fund         Funds Average        S&P 500 Index
11/30/96         10000                10000                10000
12/96             9841                 9843                 9802
3/97              9260                 9748                10065
6/97             11523                11291                11822
9/97             12915                12477                12707
12/97            13085                12331                13072
3/98             15998                13913                14894
6/98             17589                14191                15385
9/98             16708                12281                13858


PBHG Large Cap 20 Fund
S&P 500 Index (4)
Lipper Growth Funds Average (5)


Portfolio Profile

OBJECTIVE:  Long-term growth of capital.

INVESTS IN: A limited number of larger capitalization companies (no more than 20) that have above-average potential for capital appreciation.

STRATEGY: This Fund is different from other PBHG Funds in two key ways: it invests only in large capitalization companies (over $5 billion) and it concentrates investments in just 20 stocks. Stocks are chosen from the large growth company arena that are believed to represent the best opportunities for meaningful capital appreciation in the foreseeable future.

     Our fundamental investment approach involves looking beyond the financial data and analysts' reports to find some dynamic within a company that may not be fully appreciated and that, when exploited, can lead to positive earnings surprises and upward revisions of future growth expectations.

(1) Past performance of the period is not predictive of future performance. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(2)  The six month return has not been annualized.

(3)  The PBHG Large Cap 20 Fund commenced operations on December 2, 1996.

(4) The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(5) The Lipper Growth Funds Average is an equally weighted bench-mark composed of mutual funds, each of which normally invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested.



                         Average Annual Total Return(1)
                      As of September 30, 1998 (Unaudited)

                                                                     Annualize
                                      6 Months(2)      One Year      Inception
                                                        Return       to Date(3)
--------------------------------------------------------------------------------
  PBHG Large Cap 20 Fund                4.44%           29.38%         32.27%
--------------------------------------------------------------------------------


               Sector Weightings at September 30, 1998 (Unaudited)


Cash (13%)
Consumer (12%)
Health (17%)
Service (19%)
Technology (39%)



                         % of Total Porfolio Investments

                                                            THE PBHG FUNDS, INC.

                                                          PBHG Large Cap 20 Fund

                                                         Statement of Net Assets
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)


                                                                   Market
Description                                       Shares         Value (000)
----------------------------------------------------------------------------
Common Stocks -- 87.0%
Consumer -- 12.2%
Building Material Chains -- 4.0%
Home Depot                                        378,900         $14,967
                                                                  -------
                                                                   14,967
-------------------------------------------------------------------------
Entertainment/Movies -- 4.3%
Carnival, Cl A                                    512,600          16,307
                                                                  -------
                                                                   16,307
-------------------------------------------------------------------------
Retail-Office Products/Supplies -- 3.9%
Staples*                                          493,700          14,502
                                                                  -------
                                                                   14,502
                                                                  -------
Total Consumer (Cost $50,050)                                      45,776
                                                                  -------
-------------------------------------------------------------------------
Health -- 16.8%
Drugs/Pharmaceuticals -- 4.2%
Pfizer                                            150,700          15,965
                                                                  -------
                                                                   15,965
-------------------------------------------------------------------------
Information Systems -- 5.0%
HBO & Company                                     651,600          18,815
                                                                  -------
                                                                   18,815
-------------------------------------------------------------------------
Medical Devices -- 5.5%
Guidant                                           276,900          20,560
                                                                  -------
                                                                   20,560
-------------------------------------------------------------------------
Special Outpatient Facility -- 2.1%
Healthsouth*                                      746,800           7,888
                                                                  -------
                                                                    7,888
                                                                  -------

Total Health (Cost $71,091)                                        63,228
                                                                  -------
-------------------------------------------------------------------------
Service -- 18.9%
Communications Services -- 5.0%
MCI Worldcom*                                     382,400          18,690
                                                                  -------
                                                                   18,690
-------------------------------------------------------------------------
Distribution -- 0.5%
Ingram Micro Systems*                              36,000           1,928
                                                                  -------
                                                                    1,928
-------------------------------------------------------------------------
Environmental -- 4.5%
Waste Management*                                 352,700          16,951
                                                                  -------
                                                                   16,951
-------------------------------------------------------------------------
Radio/Television -- 8.9%
Chancellor Media, Cl A*                           392,300          13,093
Clear Channel Communications*                     429,300          20,392
                                                                  -------
                                                                   33,485
-------------------------------------------------------------------------

Total Service (Cost $69,783)                                       71,054
                                                                  -------
-------------------------------------------------------------------------
Technology -- 39.1%
Computer-Manufacturing -- 6.6%
Dell Computer*                                    376,000          24,722
                                                                  -------
                                                                   24,722
-------------------------------------------------------------------------



                                                 Shares/Face         Market
Description                                      Amount (000)       Value (000)
-------------------------------------------------------------------------------
Data Storage -- 6.0%
EMC*                                              395,000         $ 22,589
                                                                  --------
                                                                    22,589
--------------------------------------------------------------------------
Networking Hardware -- 8.8%
Ascend Communications*                            273,100           12,426
Cisco Systems*                                    337,375           20,854
                                                                  --------
                                                                    33,280
--------------------------------------------------------------------------
Software-Client/Server -- 5.7%
Compuware*                                        363,700           21,413
                                                                  --------
                                                                    21,413
--------------------------------------------------------------------------
Software-Enterprise Resource Planning -- 0.9%
Peoplesoft*                                        99,200            3,236
                                                                  --------
                                                                     3,236
--------------------------------------------------------------------------
Software-Internet -- 4.5%
America Online*                                   151,100           16,810
                                                                  --------
                                                                    16,810
--------------------------------------------------------------------------
Software-System/Mainframe -- 6.6%
BMC Software*                                     415,900           24,981
                                                                  --------
                                                                    24,981
                                                                  --------
Total Technology (Cost $95,507)                                    147,031
                                                                  --------
Total Common Stock (Cost $286,431)                                 327,089
                                                                  --------
--------------------------------------------------------------------------
Repurchase Agreement -- 13.4%
J.P. Morgan
   5.60%, dated 09/30/98, matures 10/01/98,
   repurchase price $50,232,126 (collaterized
   by U.S. Government Obligations:
   total market value $51,228,910) (a)            $50,224           50,224
                                                                  --------
Total Repurchase Agreement (Cost $50,224)                           50,224
                                                                  --------
Total Investments -- 100.4% (Cost $336,655)                        377,313
                                                                  --------
--------------------------------------------------------------------------
Other Assets and Liabilities -- (0.4%)
Other Assets and Liabilities, Net                                   (1,502)
                                                                  --------
--------------------------------------------------------------------------
Net Assets:
Fund shares of PBHG class (authorized
   200 million shares -- $0.001 par value)
   based on 22,519,758 outstanding
   shares of common stock                                          323,715
Accumulated net investment loss                                       (682)
Accumulated net realized gain on investments                        12,120
Net unrealized appreciation on investments                          40,658
                                                                  --------
Total Net Assets -- 100.0%                                        $375,811
                                                                  --------
                                                                  --------
Net Asset Value, Offering and Redemption
   Price Per Share                                                  $16.69
                                                                    ------
                                                                    ------

* Non-Income Producing Security
(a) -- Tri-Party Repurchase Agreement
Cl -- Class


The accompanying notes are an integral part of the financial statements.

The PBHG Funds, Inc.

PBHG Large Cap Value Fund

          Comparison of Change in the Value of a $10,000 Investment in
       the PBHG Large Cap Value Fund, versus the Russell 1000 Value Index and the Lipper Growth & Income Funds Average


PBHG Large Cap Value Fund
Russell 1000 Value Index (4)
Lipper Growth & Income Funds Average (5)






                                                           Lipper Growth
                  PBHG Large           Russell 1000          & Income
                Cap Value Fund          Value Index        Funds Average
12/31/96             10000                10000                10000
3/97                 10110                10256                10116
6/97                 11560                11768                11569
9/97                 12450                12940                12610
12/97                12562                13518                12709
3/98                 14101                15094                14186
6/98                 14339                15162                14211
9/98                 13201                13407                12469




Portfolio Profile

OBJECTIVE:  Long-term growth of capital and income.

INVESTS IN: A diversified portfolio of equity securities of large capitalization companies.

STRATEGY: The Fund invests in companies with market capitalizations in excess of $1 billion which, in the Advisers' opinion, are undervalued or overlooked by the market. In selecting investments for the Fund, the Advisers emphasize fundamental investment value and consider factors such as the relationship of a company's potential earning power to the current market price of its stock; continuing dividend income and the potential for increased dividend growth; low price/earnings ratio relative to either that company's historical results or the current ratios for other similar companies; and potential for favorable business developments.

(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(2)  The six month return has not been annualized.

(3)  The PBHG Large Cap Value Fund commenced operations on January 2, 1997.

(4) The Russell 1000 Value Index is an unmanaged index comprised of those securities in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(5) The Lipper Growth & Income Funds Average is an equally weighted benchmark composed of mutual funds, each of which combines growth of earnings with an income requirement for level and/or rising dividends. The performance figures are based on changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.


                         Average Annual Total Return(1)
                      As of September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
                                                                     Annualized
                                                     One Year         Inception
                               6 Months(2)            Return          to Date(3)
                               -----------           --------        -----------
  PBHG Large Cap Value Fund        -6.38%              6.03%           17.22%
--------------------------------------------------------------------------------

               Sector Weightings at September 30, 1998 (Unaudited)

Cash (2%)

Utilities/Income (6%)

Transportation (4%)

Technology (22%)

Service/Diversified (6%)

Healthcare (12%)

Financial (16%)

Energy (5%)

Consumer Staples (4%)

Consumer Cyclical (12%)

Capital Goods (6%)

Basic Materials (5%)


                         % of Total Portfolio Investments

                                                            THE PBHG FUNDS, INC.

                                                       PBHG Large Cap Value Fund

                                            Statement of Net Assets
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Common Stocks -- 94.9%
Basic Materials -- 3.6%
Chemicals -- 1.5%
Imperial Chemical Industries           11,100        $    352
Solutia                                28,500             643
                                                     --------
                                                          995
-------------------------------------------------------------
Paper & Forest Products -- 2.1%
Louisiana Pacific                      14,900             304
Potlatch                               32,800           1,117
                                                     --------
                                                        1,421
                                                     --------

Total Basic Material (Cost $3,015)                      2,416
                                                     --------
-------------------------------------------------------------
Capital Goods -- 5.5%
Building Supplies -- 2.7%
American Standard*                     12,400             327
Masco                                  16,100             396
Owens Corning                          23,600             768
USG                                     7,600             329
                                                     --------
                                                        1,820
-------------------------------------------------------------
Environmental -- 0.3%
Waste Management*                       4,200             202
                                                     --------
                                                          202
-------------------------------------------------------------
Machinery -- 0.5%
Illinois Tool Works                     6,300             343
                                                     --------
                                                          343
-------------------------------------------------------------
Office Equipment -- 2.0%
Lexmark International Group*           13,300             922
Xerox                                   5,200             441
                                                     --------
                                                        1,363
                                                     --------

Total Capital Goods (Cost $3,602)                       3,728
                                                     --------
-------------------------------------------------------------
Consumer Cyclical -- 12.0%
Apparel & Textiles -- 1.7%
VF                                     30,900           1,147
                                                     --------
                                                        1,147
-------------------------------------------------------------
Autos/Trucks -- 0.8%
Ford Motor                             11,600             544
                                                     --------
                                                          544
-------------------------------------------------------------
Broadcasting & Recreation -- 1.0%
Eastman Kodak                           8,300             642
                                                     --------
                                                          642
-------------------------------------------------------------
Homebuilding -- 0.2%
Centex                                  3,900             134
                                                     --------
                                                          134
-------------------------------------------------------------
Printing & Publishing -- 0.9%
Gannett                                 5,200             279
New York Times, Cl A                   12,300             338
                                                     --------
                                                          617
-------------------------------------------------------------


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Restaurants & Lodging -- 1.4%
McDonald's                              4,500        $    269
Royal Caribbean Cruises                24,400             648
                                                     --------
                                                          917
-------------------------------------------------------------
Retailing-General -- 3.8%
Federated Department Stores*           36,900           1,342
May Department Stores                   9,300             479
Sears Roebuck                           1,800              79
TJX                                    39,900             711
                                                     --------
                                                        2,611
-------------------------------------------------------------
Wholesalers -- 2.2%
Dayton Hudson                           5,500             197
K Mart*                                13,000             155
Lowes                                  19,000             605
Wal-Mart Stores                         9,800             535
                                                     --------
                                                        1,492
                                                     --------

Total Consumer Cyclical (Cost $8,973)                   8,104
                                                     --------
-------------------------------------------------------------
Consumer Staples -- 4.5%
Beverages -- 0.4%
Anheuser Busch                          5,600             302
                                                     --------
                                                          302
-------------------------------------------------------------
Cosmetics & Toiletries -- 1.2%
Dial                                   39,600             817
                                                     --------
                                                          817
-------------------------------------------------------------
Food & Drug Retailers -- 0.2%
Supervalue                              4,500             105
                                                     --------
                                                          105
-------------------------------------------------------------
Food Producers -- 1.9%
Heinz (HJ)                             13,000             664
Hershey Foods                           5,300             363
Quaker Oats                             4,000             236
                                                     --------
                                                        1,263
-------------------------------------------------------------
Tobacco -- 0.8%
Philip Morris                          11,800             544
                                                     --------
                                                          544
                                                     --------

Total Consumer Staples (Cost $2,929)                    3,031
                                                     --------
-------------------------------------------------------------
Energy -- 5.0%
Coal & Gas Pipeline -- 2.5%
Coastal                                17,600             594
Columbia Energy Group                   2,500             147
El Paso Energy                         28,800             934
                                                     --------
                                                        1,675
-------------------------------------------------------------
Oil & Gas Exploration & Production-- 2.5%
Ashland                                 9,800             453
Exxon                                  12,900             905
Phillips Petroleum                      7,200             325
                                                     --------
                                                        1,683
                                                     --------

Total Energy (Cost $3,259)                              3,358
                                                     --------
-------------------------------------------------------------

THE PBHG FUNDS, INC.

PBHG Large Cap Value Fund

Statement of Net Assets
------------------------------------
As of September 30, 1998 (Unaudited)


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Financial -- 15.9%
Banks -- 7.1%
Amsouth Bancorporation                 27,900        $    952
Comerica                               11,800             647
Fleet Financial Group                   1,500             110
Hibernia, Cl A                         39,200             566
Mellon Bank                            19,500           1,074
Nationsbank                             3,700             198
PNC Bank                               22,100             994
Summit Bancorp                          6,200             233
                                                     --------
                                                        4,774
-------------------------------------------------------------
Financial Services -- 7.3%
American Express                       19,600           1,522
Fannie Mae                             26,400           1,696
Federal Home Loan Mortgage             21,300           1,053
Merrill Lynch & Co                      3,000             142
Morgan Stanley Dean Witter              4,600             198
Paine Webber Group                      8,000             240
Travelers Group                         2,500              94
                                                     --------
                                                        4,945
-------------------------------------------------------------
Insurance -- 1.5%
Allstate                                4,100             171
Marsh & McLennan                           50               2
PMI Group                              18,800             860
                                                     --------
                                                        1,033
                                                     --------

Total Financial (Cost $12,052)                         10,752
                                                     --------
-------------------------------------------------------------
Healthcare -- 11.4%
Medical Services -- 1.2%
Cardinal Health                         3,200             330
Tenet Healthcare*                      17,000             489
                                                     --------
                                                          819
-------------------------------------------------------------
Medical Supplies -- 0.5%
Becton Dickinson & Co                   8,600             354
                                                     --------
                                                          354
-------------------------------------------------------------
Pharmaceuticals -- 9.7%
Abbott Laboratories                    23,200           1,008
Allergan                                1,800             105
Baxter International                    3,100             184
Bristol-Myers Squibb                   19,800           2,057
Lilly (Eli) & Co                        8,300             650
Pharmacia & Upjohn                      4,300             216
Schering-Plough                        17,600           1,823
Warner-Lambert                          6,600             498
                                                     --------
                                                        6,541
                                                     --------

Total Healthcare (Cost $6,865)                          7,714
                                                     --------
-------------------------------------------------------------



                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Services/Diversified -- 5.8%
Business Services -- 2.5%
Dun & Bradstreet*                      16,600        $    448
Galileo International                   4,100             155
Interpublic Group                      20,400           1,100
RH Donnelley                            1,500              19
                                                     --------
                                                        1,722
-------------------------------------------------------------
Conglomerates -- 3.3%
Allied Signal                           5,200             184
General Electric                        8,500             676
Honeywell                              11,800             756
Trinity Industries                      8,900             289
Tyco International Limited              5,500             304
                                                     --------
                                                        2,209
                                                     --------

Total Services/Diversified (Cost $3,997)                3,931
                                                     --------
-------------------------------------------------------------
Technology -- 21.5%
Communication Equipment -- 1.2%
Cisco Systems*                         13,100             810
                                                     --------
                                                          810
-------------------------------------------------------------
Computer & Related -- 3.0%
Dell Computer*                          7,200             473
IBM                                     4,400             563
Hewlett Packard                         3,000             159
Newbridge Networks*                     3,600              65
Storage Technology*                    29,000             737
                                                     --------
                                                        1,997
-------------------------------------------------------------
Electronics & Semiconductors -- 6.0%
Intel                                  37,200           3,190
Micron Technology                      22,500             685
Synopsys*                               6,300             210
                                                     --------
                                                        4,085
-------------------------------------------------------------
Software & Services -- 4.0%
Oracle*                                10,000             291
Microsoft*                             20,000           2,201
Sabre Group Holdings*                   6,500             195
                                                     --------
                                                        2,687
-------------------------------------------------------------
Telecommunication Services -- 7.3%
Ameritech                              10,400             493
Bell South                             14,400           1,083
Century Telephone Enterprise           14,300             676
GTE                                     2,200             121
MCI Worldcom*                          13,400             655
US West                                36,400           1,909
                                                     --------
                                                        4,937
                                                     --------
Total Technology (Cost $13,775)                        14,516
                                                     --------
-------------------------------------------------------------
Transportation -- 4.2%
Airlines -- 3.4%
AMR*                                   10,000             554
Continental Airlines*                  46,400           1,752
                                                     --------
                                                        2,306
-------------------------------------------------------------

                                                            THE PBHG FUNDS, INC.

                                                       PBHG Large Cap Value Fund

                                                         Statement of Net Assets
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)


                                     Shares/Face       Market
Description                          Amount (000)    Value (000)
----------------------------------------------------------------
Railroads -- 0.8%
Burlington Northern Santa Fe           16,900        $    541
                                                     --------
                                                          541
                                                     --------

Total Transportation (Cost $3,322)                      2,847
                                                     --------
-------------------------------------------------------------
Utilities/Income -- 5.5%
Electric Power -- 5.2%
Central & Southwest                    22,500             643
Consolidated Edison                     4,600             240
DTE Energy                              8,400             380
Edison International                   13,200             339
Florida Progress                       21,100             914
Houston Industries                      2,800              87
Wisconsin Energy                       29,500             931
                                                     --------
                                                        3,534
-------------------------------------------------------------
Natural Gas -- 0.3%
Consolidated National Gas               3,200             174
                                                     --------
                                                          174
                                                     --------

Total Utilities/Income (Cost $3,483)                    3,708
                                                     --------

Total Common Stock (Cost $65,272)                      64,105
                                                     --------
-------------------------------------------------------------
Preferred Stocks -- 2.0%
Basic Materials -- 1.3%
Metals & Mining -- 1.3%
Placer Dome                            38,800             905
                                                     --------
                                                          905
                                                     --------

Total Basic Materials (Cost $1,001)                       905
                                                     --------
-------------------------------------------------------------
Utilities/Income -- 0.7%
Electric Power  -- 0.7%
Pacificorp                             17,100             439
                                                     --------
                                                          439
                                                     --------

Total Utilities/Income ($447)                             439
                                                     --------

Total Preferred Stocks (Cost $1,448)                    1,344
                                                     --------
-------------------------------------------------------------
Repurchase Agreement -- 1.9%
Morgan Stanley
   5.25%, dated 09/30/98, matures 10/01/98,
   repurchase price $1,252,352 (collaterized
   by U.S. Treasury Instruments:
   total market value $1,283,223)(a) $1,252             1,252
                                                     --------

Total Repurchase Agreement (Cost $1,252)                1,252
                                                     --------

Total Investments -- 98.8% (Cost $67,972)              66,701
                                                     --------
-------------------------------------------------------------
Other Assets and Liabilities -- 1.2%
Other Assets and Liabilities, Net                         830
                                                     --------
-------------------------------------------------------------



                                                       Market
Description                                         Value (000)
----------------------------------------------------------------
Net Assets:
Fund shares of pbhg class (authorized 200 million
   shares -- $0.001 par value) based on 5,542,172
   outstanding shares of common stock                $ 59,138
Accumulated net investment income                         555
Accumulated net realized gain on investments            9,109
Net unrealized depreciation on investments             (1,271)
                                                     --------
Total Net Assets-- 100.0%                            $ 67,531
                                                     ========

Net Asset Value, Offering and Redemption
   Price Per Share                                   $  12.18
                                                     ========

* Non-Income Producing Security
(a) -- Tri-Party Repurchase Agreement
Cl -- Class


    The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG Mid-Cap Value Fund


          Comparison of Change in the Value of a $10,000 Investment in the PBHG Mid-Cap Value Fund, versus the S&P 400 Mid-Cap Index and the Lipper Mid-Cap Funds Average


PBHG Mid-Cap Value Fund
S&P 400 Mid-Cap Index (4)
Lipper Mid-Cap Funds Average (5)


               PBHG Mid-Cap          S&P 400          Lipper Mid-Cap
                Value Fund         Mid-Cap Index       Funds Average
4/97             10000                10000                10000
5/97             10740                10874                10995
6/97             11410                11180                11408
7/97             12890                12285                12327
8/97             13241                12270                12270
9/97             14301                12976                13053
10/97            13761                12412                12454
11/97            13871                12595                12448
12/97            14150                13083                12624
1/98             14140                12834                12436
2/98             15445                13897                13517
3/98             16107                14524                14145
6/98             15896                14211                13966
9/98             13906                12156                11452


Portfolio Profile

OBJECTIVE: To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk.

INVESTS IN: Common stocks and other equity securities of companies with market capitalizations in the range of companies represented by the Standard & Poor's Mid-Cap 400 Index (S&P 400), which are considered to be undervalued based on certain proprietary measures of value.

STRATEGY: The Fund invests in equity securities of companies with between $200 million and $5 billion in market capitalization. In selecting investments for the Fund, the Adviser emphasizes fundamental investment value and considers the following factors, among others, in identifying and analyzing a security's fundamental value and capital appreciation potential: the relationship of a company's potential earning power to the current price of its stock; current dividend income and the potential for dividend growth; low price/earnings ratio relative to either that company's historical results or the current ratios for other similar companies; strong competitive advantages; and potential for favorable business developments.

(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(2)  The six month return has not been annualized.

(3)  The PBHG Mid-Cap Value Fund commenced operations on May 1, 1997.

(4) The S&P Mid-Cap 400 Index is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(5) The Lipper Mid-Cap Funds Average is an equally weighted benchmark composed of mutual funds, each of which by prospectus or portfolio practice invests primarily in companies with market capitalizations less than $5 billion at the time of purchase. The performance figures are based on changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.


                         Average Annual Total Return(1)
                      As of September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
                                                                    Annualized
                                                    One Year         Inception
                                   6 Months(2)       Return          to Date(3)
--------------------------------------------------------------------------------
  PBHG Mid-Cap Value Fund            -13.66%         -2.75%            26.16%
--------------------------------------------------------------------------------
               Sector Weightings at September 30, 1998 (Unaudited)


Utilities/Income (13%)

Transportation (5%)

Technology (15%)

Services/Diversified (4%)

Healthcare (5%)

Financial (21%)

Energy (1%)

Consumer Staples (5%)

Consumer Cyclical (15%)

Capital Goods (7%)

Basic Materials (9%)




                         % of Total Portfolio Investments

                                                            THE PBHG FUNDS, INC.

                                                         PBHG Mid-Cap Value Fund

                                                         Schedule of Investments
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Common Stocks -- 95.7%
Basic Materials -- 8.3%
Chemicals -- 1.9%
Solutia                                34,500        $    778
                                                     --------
                                                          778
-------------------------------------------------------------
Chemicals-Specialty -- 2.0%
Crompton and Knowles                   42,200             615
Engelhard                              13,000             230
                                                     --------
                                                          845
-------------------------------------------------------------
Paper & Forest Products -- 4.4%
Louisiana-Pacific                      14,600             298
Potlatch                               45,900           1,563
                                                     --------
                                                        1,861
                                                     --------

Total Basic Materials (Cost $4,324)                     3,484
                                                     --------
-------------------------------------------------------------
Capital Goods -- 6.2%
Building Supplies -- 3.7%
American Standard*                     12,100             319
Lafarge                                 9,400             269
Owens Corning                          14,100             459
USG                                    11,400             493
                                                     --------
                                                        1,540
-------------------------------------------------------------
Environmental -- 0.4%
Waste Management*                       3,200             154
                                                     --------
                                                          154
-------------------------------------------------------------
Machinery -- 0.8%
Ingersoll Rand                          3,000             114
Terex*                                 16,100             240
                                                     --------
                                                          354
-------------------------------------------------------------
Office Equipment -- 1.3%
Lexmark International Group*            8,100             562
                                                     --------
                                                          562
                                                     --------

Total Capital Goods (Cost $2,611)                       2,610
                                                     --------
-------------------------------------------------------------
Consumer Cyclical -- 16.2%
Apparel & Textiles -- 4.5%
Jones Apparel Group*                   14,800             339
Fruit of The Loom, Cl A*               11,600             175
Ralph Lauren*                          22,500             449
Tommy Hilfiger*                         7,900             324
VF                                     15,800             586
                                                     --------
                                                        1,873
-------------------------------------------------------------
Broadcasting & Recreation -- 2.3%
Eastman Kodak                           4,900             379
Electronic Arts*                       12,000             526
International Game Technology           2,400              45
                                                     --------
                                                          950
-------------------------------------------------------------


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Furniture/Appliances -- 1.6%
Dorel Industries, Cl B*                50,000        $    650
Mohawk Industries*                        800              22
                                                     --------
                                                          672
-------------------------------------------------------------
Homebuilding -- 0.3%
DR Horton                               7,200             115
                                                     --------
                                                          115
-------------------------------------------------------------
Printing & Publishing -- 0.2%
New York Times, Cl A                    3,800             105
                                                     --------
                                                          105
-------------------------------------------------------------
Resturants & Lodging -- 1.0%
Host Marriott*                          1,300              17
Royal Caribbean Cruises                15,900             422
                                                     --------
                                                          439
-------------------------------------------------------------
Retailing-General -- 5.3%
Federated Department Stores*           14,700             535
Fingerhut                              19,600             215
May Department Stores                   7,600             391
Neiman-Marcus Group                    14,900             322
TJX                                    21,600             385
Tweeter Home Entertainment Group*      27,500             375
                                                     --------
                                                        2,223
-------------------------------------------------------------
Wholesalers -- 1.0%
Family Dollar Stores                    6,300              99
Lowes                                   7,200             229
Office Depot*                           3,200              72
                                                     --------
                                                          400
                                                     --------

Total Consumer Cyclical (Cost $7,596)                   6,777
                                                     --------
-------------------------------------------------------------
Consumer Staples -- 5.1%
Cosmetics & Toiletries -- 0.6%
Dial                                   11,500             237
                                                     --------
                                                          237
-------------------------------------------------------------
Food & Drug Retailers -- 0.6%
Supervalue                             11,200             261
                                                     --------
                                                          261
-------------------------------------------------------------
Food Producers -- 3.9%
Flowers Industries                     12,500             273
Fresh Del Monte Produce*               14,200             242
Heinz (H J)                             7,200             368
International Home Foods*              16,600             224
Quaker Oats                               100               6
Ralcorp Holdings*                      16,300             228
Universal Foods                        14,100             294
                                                     --------
                                                        1,635
                                                     --------

Total Consumer Staples (Cost $2,317)                    2,133
                                                     --------
-------------------------------------------------------------

THE PBHG FUNDS, INC.

PBHG Mid-Cap Value Fund

Schedule of Investments
------------------------------------
As of September 30, 1998 (Unaudited)


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Energy -- 1.2%
Coal & Gas Pipeline -- 1.1%
Coastal                                 3,900        $    132
Columbia Energy Group                   2,200             129
El Paso Energy                          7,000             227
                                                     --------
                                                          488
-------------------------------------------------------------
Oil & Gas Exploration & Production-- 0.1%
Phillips Petroleum                        500              22
                                                     --------
                                                           22
                                                     --------

Total Energy (Cost $444)                                  510
                                                     --------
-------------------------------------------------------------
Financial -- 20.2%
Banks -- 17.6%
Amsouth Bancorporation                 23,200             792
Commerce Bancshares                    13,000             512
Dime Bancorp                            7,900             200
First Tennessee National               14,000             382
Fleet Financial Group                   3,000             220
Hibernia, Cl A                         45,300             654
Mellon Bank                            14,800             815
Mercantile Bankshares                  25,100             706
M&T Bank                                  200              92
North Fork Bancorporation              25,800             516
Old Kent Financial                      8,000             237
Peoples Heritage Financial Group       19,900             357
PNC Bank                               13,000             585
Summit Bancorp                         16,900             634
Trustmark                              15,900             247
UST                                    20,800             439
                                                     --------
                                                        7,388
-------------------------------------------------------------
Financial Services -- 2.6%
American Express                        4,800             373
Jefferies Group                         9,100             241
Lehman Brothers Holding                 2,000              56
Metris                                  6,241             291
PaineWebber Group                       4,000             120
                                                     --------
                                                        1,081
                                                     --------

Total Financial (Cost $9,483)                           8,469
                                                     --------
-------------------------------------------------------------
Healthcare -- 4.9%
Medical Services -- 1.7%
Allegiance                                800              24
Bergen Brunswig                         2,800             141
Beverly Enterprises*                   22,400             179
Cardinal Health                         1,100             113
Tenet Healthcare*                       1,100              32
Total Renal Care Holdings*              9,700             233
                                                     --------
                                                          722
-------------------------------------------------------------
Medical Supplies -- 1.0%
Hillenbrand                             4,200             206
                                                     --------
                                                          206
-------------------------------------------------------------


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Pharmaceuticals -- 2.7%
Abbott Laboratories                     4,100        $    178
Allergan                                1,100              64
Barr Laboratories*                      9,100             276
Idexx Laboratories*                    13,600             325
Lilly (Eli) & Co                        2,300             180
Mylan Labs                              3,200              95
                                                     --------
                                                        1,118
                                                     --------

Total Healthcare (Cost $1,993)                          2,046
                                                     --------
-------------------------------------------------------------
Services/Diversified -- 4.1%
Business Services -- 3.1%
Galileo International                   1,700              64
Interpublic Group                      11,600             626
Omnicom Group                             600              27
Personnel Group of America*            10,400             128
Robert Half International*              7,000             302
Snyder Communications*                  4,600             154
                                                     --------
                                                        1,301
-------------------------------------------------------------
Conglomerates -- 1.0%
Honeywell                               6,400             410
                                                     --------
                                                          410
                                                     --------

Total Services/Diversified (Cost $1,738)                1,711
                                                     --------
-------------------------------------------------------------
Technology -- 14.4%
Communication Equipment -- 0.9%
Comverse Technology*                    6,200             253
Fore Systems*                           8,000             133
                                                     --------
                                                          386
-------------------------------------------------------------
Computer & Related -- 3.0%
Banyan Systems*                        13,200              39
Gateway 2000*                           2,900             151
Newbridge Networks*                     2,800              50
Quantum*                               16,600             263
Storage Technology*                    26,300             669
Unisys*                                 5,000             114
                                                     --------
                                                        1,286
-------------------------------------------------------------
Electronics & Semiconductors -- 3.0%
Cadence Design Systems*                 6,600             169
Intel                                   2,000             172
Lattice Semiconductor*                 10,000             247
Micron Technology                      14,200             432
Synopsys*                               7,000             233
                                                     --------
                                                        1,253
-------------------------------------------------------------
Software & Services -- 4.5%
BMC Software*                           4,000             240
Compuware*                              4,000             236
Intuit*                                 1,700              79
Parametric Technology*                 18,000             181
Sabre Group Holdings*                  24,200             726
Sterling Software*                     14,800             408
                                                     --------
                                                        1,870
-------------------------------------------------------------

                                                            THE PBHG FUNDS, INC.

                                                         PBHG Mid-Cap Value Fund

                                                         Schedule of Investments
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Internet Services -- 1.2%
America Online*                         4,700        $    523
                                                     --------
                                                          523
-------------------------------------------------------------
Telecommunication Services -- 1.8%
Century Telephone Enterprises          11,700             553
Nextel Comunications, Cl A*             9,000             182
                                                     --------
                                                          735
                                                     --------

Total Technology (Cost $6,059)                          6,053
                                                     --------
-------------------------------------------------------------
Transportation -- 4.8%
Airlines -- 4.1%
AMR*                                    8,900             493
Continental Airlines*                  21,800             823
Midway Airlines*                       31,100             307
US Airways Group*                       1,600              81
                                                     --------
                                                        1,704
-------------------------------------------------------------
Railroads -- 0.4%
Burlington Northern Santa Fe            3,400             109
Kansas City Southern                    2,000              70
                                                     --------
                                                          179
-------------------------------------------------------------
Trucking & Shipping -- 0.3%
CNF Transportation                      4,800             140
                                                     --------
                                                          140
                                                     --------

Total Transportation (Cost $2,510)                      2,023
                                                     --------
-------------------------------------------------------------
Utilities/Income -- 10.3%
Electric Power -- 10.3%
Baltimore Gas & Electric                3,300             110
Calenergy*                             13,400             355
Central & Southwest                     9,100             260
Conectiv, Cl A                            312              12
Consolidated Edison                     2,500             130
DTE Energy                              5,700             258
Edison International                    8,400             216
Florida Progress                        9,800             425
Houston  Industries                     5,800             181
Idaho Power                            14,200             477
Kansas City Power & Light               2,800              85
LG&E Energy                            20,500             571
New Century Energies                    2,100             102
New England Electric                    1,600              66
Potomac Electric Power                 12,600             334
Western Resources                       8,600             356
Wisconsin Energy                       11,800             372
                                                     --------
                                                        4,310
                                                     --------

Total Utilities/Income (Cost $4,076)                    4,310
                                                     --------

Total Common Stock (Cost $43,151)                      40,126
                                                     --------

Total Investments -- 95.7% (Cost $43,151)             $40,126
                                                     ========
* Non-Income Producing Security
(a) -- Tri-Party Repurchase Agreement
Cl -- Class


    The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG Small Cap Value Fund


          Comparison of Change in the Value of a $10,000 Investment in the PBHG Small Cap Value Fund, versus the Russell 2000 Index and the Lipper Small Cap Funds Average


PBHG Small Cap Value Fund
Russell 2000 Index(4)
Lipper Small Cap Funds Average(5)


                  PBHG Small-Cap     Russell      Lipper Small Cap
                   Value Fund       2000 Index      Funds Average
4/97                 10000            10000            10000
5/97                 10880            11113            11193
6/97                 11880            11590            11791
7/97                 13070            12129            12536
8/97                 13371            12406            12764
9/97                 14551            13315            13726
10/97                14211            12730            13127
11/97                14201            12647            12939
12/97                14540            12869            13042
1/98                 14519            12665            12823
2/98                 15616            13601            13820
3/98                 16288            14162            14462
6/98                 15098            13501            13853
9/98                 11838            10872            10915

Portfolio Profile

OBJECTIVE: To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk.

INVESTS IN: A diversified portfolio of common stocks of small companies with market capitalizations in the range of companies represented by the Russell 2000 Index, which are considered to be relatively undervalued based on certain proprietary measures of value.

STRATEGY: The Fund invests in equity securities of companies with between $57 million and $610 million in market capitalization. In selecting investments for the Fund, the Adviser emphasizes fundamental investment value and considers the following factors, among others, in identifying and analyzing a security's fundamental value and capital appreciation potential: the relationship of a company's potential earning power to the current price of its stock; current dividend income and the potential for dividend growth; low price/earnings ratio relative to either that company's historical results or the current ratios for other similar companies; strong competitive advantages; and potential for favorable business developments.

(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(2)  The six month return has not been annualized.

(3)  The PBHG Small Cap Value Fund commenced operations on May 1, 1997.

(4) The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000 Index. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(5) The Lipper Small Cap Funds Average is an equally weighted benchmark composed of mutual funds, each of which limits its investments, by prospectus or portfolio practice, to companies on the basis of the size of the company. The performance figures are based on changes in net assets value of the Funds in the Index with all capital gains distributions and income dividends reinvested.


                         Average Annual Total Return(1)
                      As of September 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
                                                                      Annualized
                                    6 Months(2)      One Year         Inception
                                                      Return          to Date(3)
--------------------------------------------------------------------------------
  PBHG Small Cap Value Fund           -26.98%         -18.64%           12.62%
--------------------------------------------------------------------------------


               Sector Weightings at September 30, 1998 (Unaudited)


Transportation (6%)

Technology (11%)

Services/
Diversified (7%)

Healthcare (8%)

Financial (23%)

Energy (1%)

Consumer Staples (4%)

Consumer
Cyclical (22%)

Capital Goods (13%)

Basic Materials (2%)

Utilities/Income (3%)


                         % of Total Portfolio Investments

THE PBHG FUNDS, INC.

                                                       PBHG Small Cap Value Fund

                                                         Statement of Net Assets
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Common Stocks -- 98.9%
Basic Materials -- 2.2%
Chemicals -- 0.5%
Solutia                                17,600        $    397
                                                     --------
                                                          397
-------------------------------------------------------------
Chemicals-Specialty -- 1.4%
Crompton & Knowles                     73,100           1,065
                                                     --------
                                                        1,065
-------------------------------------------------------------
Paper & Forest Products -- 0.3%
Potlatch                                7,200             245
                                                     --------
                                                          245
                                                     --------

Total Basic Materials (Cost $2,683)                     1,707
                                                     --------
-------------------------------------------------------------
Capital Goods -- 12.6%
Aerospace/Defense -- 0.3%
Aeroflex*                               1,700              17
Applied Signal Technology*              3,100              38
BE Aerospace*                           4,000              88
Cordant Technologies                    1,500              64
Gulfstream Aerospace*                     800              32
                                                     --------
                                                          239
-------------------------------------------------------------
Building Supplies -- 2.0%
Lone Star                               2,200             132
NCI Building Systems*                   5,000              99
Southdown                              17,600             792
USG                                     8,400             363
Watsco                                 14,000             210
                                                     --------
                                                        1,596
-------------------------------------------------------------
Electrical Equipment -- 1.0%
C&D Technologies                       28,200             673
Oak Industries*                         5,100             138
                                                     --------
                                                          811
-------------------------------------------------------------
Machinery -- 7.8%
Commonwealth Industries                77,700             631
Denison International*                 26,000             390
Essex International*                   35,300             605
Gehl*                                  14,300             195
Greenbrier                             85,100           1,207
Jlg Industries                         34,400             548
Kaydon                                  2,100              55
Mueller Industries*                     4,800             122
NN Ball and Roller                     28,000             224
Terex*                                  5,000              75
Tower Automotive*                      19,400             383
Wolverine Tube*                        38,500             811
Zebra Technologies*                    22,200             744
                                                     --------
                                                        5,990
-------------------------------------------------------------


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Office Equipment -- 1.5%
Interface, Cl A                        39,600        $    475
Knoll*                                  6,200             136
Miller (Herman)                        10,700             211
Polycom*                               29,300             386
                                                     --------
                                                        1,208
                                                     --------

Total Capital Goods (Cost $12,955)                      9,844
                                                     --------
-------------------------------------------------------------
Consumer Cyclical -- 21.5%
Apparel & Textiles -- 5.0%
Dan River*                             63,800             702
Fruit of The Loom, Cl A*               10,500             158
Gerber Childrenwear*                      700               5
I.C. Isaacs & Company*                122,000             244
Kellwood                               25,200             677
Nautica Enterprises*                   30,000             561
Ralph Lauren*                          29,600             590
Timberland, Cl A*                      26,700             975
                                                     --------
                                                        3,912
-------------------------------------------------------------
Auto/Truck Parts -- 3.1%
Delco Remy International*             120,300           1,346
Meritor Automotive                     39,200             591
Smith (A.O.)                            2,000              39
Standard Motor Products                 3,200              78
Stoneridge*                            23,600             382
                                                     --------
                                                        2,436
-------------------------------------------------------------
Broadcasting and Recreation -- 0.0%
Midway Games*                           3,000              35
                                                     --------
                                                           35
-------------------------------------------------------------
Furniture/Appliances -- 3.4%
Dorel Industries, Cl B*               149,000           1,937
Furniture Brands International*         5,200             101
Mohawk Industries*                     21,100             578
                                                     --------
                                                        2,616
-------------------------------------------------------------
Homebuilding -- 4.7%
Beazer Homes USA*                      23,000             474
Champion Enterprises*                   5,100             119
Crossman Communities*                  50,000           1,006
D R Horton                             50,200             803
Kaufman & Broad Home                   21,800             511
Lennar                                  5,200             116
Pulte                                  19,200             472
Ryland Group                            2,800              68
US Home*                                3,200              94
                                                     --------
                                                        3,663
-------------------------------------------------------------
Restaurants & Lodging -- 1.8%
Foodmaker*                             56,000             879
Rare Hospitality International*        47,000             505
                                                     --------
                                                        1,384
-------------------------------------------------------------

THE PBHG FUNDS, INC.

PBHG Small Cap Value Fund

Statement of Net Assets
------------------------------------
As of September 30, 1998 (Unaudited)


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Retailing-General -- 2.0%
DM Management*                         57,200        $    461
Fingerhut                               2,700              30
Neiman-Marcus Group                    13,100             283
Tweeter Home Entertainment Group*      57,800             788
                                                     --------
                                                        1,562
-------------------------------------------------------------
Wholesalers -- 1.5%
BJ's Wholesale Club*                   23,100             849
Michaels Stores*                        9,700             247
Midas                                   1,900              46
Shopko Stores                           1,200              39
                                                     --------
                                                        1,181
                                                     --------

Total Consumer Cyclical (Cost $21,029)                 16,789
                                                     --------
-------------------------------------------------------------
Consumer Staples -- 4.3%
Containers -- 0.1%
Aptargroup                              4,300              98
                                                     --------
                                                           98
-------------------------------------------------------------
Food & Drug Retailers -- 0.2%
Longs Drug Stores                       3,200             129
                                                     --------
                                                          129
-------------------------------------------------------------
Food Producers -- 4.0%
Earthgrains                             8,400             260
Fresh Del Monte Produce*               41,500             705
International Home Foods*              20,200             273
Ralcorp Holdings*                      56,000             784
Universal Foods                        52,000           1,085
                                                     --------
                                                        3,107
                                                     --------

Total Consumer Staples (Cost $3,799)                    3,334
                                                     --------
-------------------------------------------------------------
Energy -- 1.0%
Energy Services -- 0.2%
Horizon Offshore*                      26,000             172
                                                     --------
                                                          172
-------------------------------------------------------------
Oil & Gas Exploration & Production -- 0.8%
Devon Energy                           13,100             432
Vintage Petroleum                      18,200             209
                                                     --------
                                                          641
                                                     --------

Total Energy (Cost $914)                                  813
                                                     --------
-------------------------------------------------------------
Financial -- 22.4%
Banks -- 12.4%
Amsouth Bancorporation                 13,800             471
Carolina First                          5,400             119
City National                          21,200             664
Commercial Bank of New York            20,000             328
Commercial Federal                      3,100              73
Corus Bankshares                        1,000              34
D&N Financial                          11,100             221
Downey Financial                       25,400             605
Florida Banks*                         73,300             550


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Banks -- continued
Hubco                                   8,000        $    203
Imperial Bancorp*                       4,600              70
Mercantile Bankshares                  19,000             534
North Fork Bank of New York            74,750           1,495
Pacific Bank                           32,400           1,409
Republic Bancorp                        5,125              69
Staten Island Bancorp                  11,400             205
Summit Bancorp                         13,000             488
Trustmark                              26,600             412
UST                                    68,700           1,451
Valley National Bancorp                10,900             285
                                                     --------
                                                        9,686
-------------------------------------------------------------
Financial Services -- 8.9%
Budget Group*                          22,100             504
Everen Capital                         39,500             958
GATX                                    9,700             321
Investment Technology Group*           27,000             736
Jefferies Group                         9,700             257
Legg Mason                             95,800           2,521
Liberty Financial                       5,900             156
Raymond James Finance                  20,550             430
Rollins Truck Leasing                     500               6
Waddell & Reed Financial, Cl A         52,000             988
                                                     --------
                                                        6,877
-------------------------------------------------------------
Insurance -- 1.1%
Enhance Financial Services Group        6,000             177
Financial Securities Assurance Holdings14,300             697
                                                     --------
                                                          874
                                                     --------

Total Financial (Cost $20,393)                         17,437
                                                     --------
-------------------------------------------------------------
Healthcare -- 7.6%
Medical Services -- 4.6%
Bergen Brunswig                         6,200             314
Beverly Enterprises*                   68,100             545
Compdent*                               5,000              68
HCR Manor Care*                        38,200           1,120
Health Management Systems*              2,400              18
PSS World Medical*                     20,000             370
Quorum Health Group*                   32,700             531
Total Renal Care Holdings*             25,000             600
                                                     --------
                                                        3,566
-------------------------------------------------------------
Medical Supplies -- 0.4%
Adac Laboratories                       5,800             139
Curative Health Services*               1,100              34
Invacare                                5,700             134
                                                     --------
                                                          307
-------------------------------------------------------------
Pharmaceuticals -- 2.6%
Barr Laboratories*                     25,600             777
Idexx Laboratories*                    47,100           1,125
Roberts Pharmaceutical*                 5,600             107
                                                     --------
                                                        2,009
                                                     --------

Total Healthcare (Cost $5,854)                          5,882
                                                     --------
-------------------------------------------------------------

THE PBHG FUNDS, INC.

                                                       PBHG Small Cap Value Fund

                                                         Statement of Net Assets
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Services/Diversified -- 7.1%
Business Services -- 4.7%
Acnielson*                             16,600        $    369
ADVO Systems*                           3,200              78
Interim Services*                      26,900             553
Labor Ready*                            5,000              73
Merrill                                30,000             471
NCO Group*                                800              22
Ogden                                   5,100             145
Personnel Group of America*            36,800             453
RCM Technologies*                       8,600             127
True North Communications              45,100           1,001
Viad                                   10,500             282
Valassis Communications*                2,900             116
                                                     --------
                                                        3,690
-------------------------------------------------------------
Conglomerates -- 2.4%
Ametek                                  9,200             159
Mark IV Industries                      6,100              89
Metris                                    860              40
Pentair                                31,200           1,006
United Dominion Industries             32,300             585
                                                     --------
                                                        1,879
                                                     --------

Total Services/Diversified (Cost $6,810)                5,569
                                                     --------
-------------------------------------------------------------
Technology -- 11.1%
Communication Equipment -- 0.8%
Comverse Technology*                   14,400             589
                                                     --------
                                                          589
-------------------------------------------------------------
Computer & Related -- 2.7%
Banyan Systems*                        35,300             104
Brightpoint*                           47,000             361
Brooktrout Technology*                 19,000             258
Diamond Multimedia Systems*            75,000             352
Jetfax*                                34,500              86
Scansource*                            47,600             750
Sequent Computer*                      19,800             172
Splash Technologies Holdings*           3,000              43
                                                     --------
                                                        2,126
-------------------------------------------------------------
Electronic Components -- 0.0%
Fusion Systems*                         3,000               0
                                                     --------
                                                            0
-------------------------------------------------------------
Electronics & Semiconductors -- 2.3%
Aehr Test Systems*                     60,500             219
C-Cube Microsystems*                   27,600             483
Cirrus Logic*                          18,000             108
DSP Communications*                    10,000              83
Lattice Semiconductor*                 21,600             535
Micrel*                                14,700             389
                                                     --------
                                                        1,817
-------------------------------------------------------------


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Software & Services -- 5.3%
Acxiom*                                21,700        $    538
Aris*                                   2,000              39
Axent Technologies*                    12,000             224
Business Objects ADR*                  47,000             587
Clarify*                                8,500              85
Datastream Systems*                     6,000             105
Information Advantage Software*         9,000              42
Informix*                              49,200             246
Intelligroup*                           6,000             102
Learning Company*                      19,600             388
Parametric Technology*                 46,300             466
Platinum Technology*                   25,000             450
Project Software & Development*         4,100              54
Sterling Software*                     25,900             714
Symantec*                               9,400             124
                                                     --------
                                                        4,164
                                                     --------

Total Technology (Cost $11,228)                         8,696
                                                     --------
-------------------------------------------------------------
Transportation -- 5.7%
Airlines -- 4.1%
Alaska Airgroup*                       10,400             354
America West Holdings*                  2,000              25
ASA Holdings                           35,400           1,257
Continental Airlines*                  11,900             449
Midway Airlines*                      109,200           1,078
Skywest                                   600              12
                                                     --------
                                                        3,175
-------------------------------------------------------------
Trucking & Shipping -- 1.6%
Atlas Air*                              1,000              29
CNF Transportation                     24,200             705
Jevic Transportation*                  16,000             114
M.S. Carriers*                          5,000              99
USfreightways                          15,100             300
                                                     --------
                                                        1,247
                                                     --------

Total Transportation (Cost $5,841)                      4,422
                                                     --------
-------------------------------------------------------------
Utilities/Income -- 3.4%
Electric Power -- 0.1%
Conectiv, Cl A                            725              27
Eastern Utilities Association             800              21
                                                     --------
                                                           48
-------------------------------------------------------------
Natural Gas -- 0.2%
Indiana Energy                          5,600             175
Wicor                                     700              17
                                                     --------
                                                          192
-------------------------------------------------------------

THE PBHG FUNDS, INC.

PBHG Small Cap Value Fund

Statement of Net Assets
------------------------------------
As of September 30, 1998 (Unaudited)


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Reits -- 3.1%
Arden Realty Group                     10,400        $    232
Berkshire Realty                       73,600             768
Brandywine Realty Trust                20,800             398
Excel Legacy*                           3,300              10
Gables Residential Trust                2,100              56
Highwoods Properties                   15,300             425
Pennsylvania Real Estate
  Investment Trust                      6,800             139
Parkway Properties                      4,300             131
Sun Communities                         1,100              37
Weingarten Realty                       5,000             205
                                                     --------
                                                        2,401
                                                     --------

Total Utilities/Income (Cost $2,922)                    2,641
                                                     --------

Total Common Stock (Cost $94,428)                      77,134
                                                     --------

Total Investments-- 98.9% (Cost $94,428)               77,134
                                                     --------
-------------------------------------------------------------
Other Assets and Liabilities -- 1.1%
Other Assets and Liabilities, Net                         879
                                                     --------
-------------------------------------------------------------
Net Assets:
Fund shares of PBHG class (authorized
   200 million shares $0.001 par value)
   based on 6,947,377 outstanding
   shares of common stock                              97,332
Undistributed net investment loss                        (364)
Accumulated net realized loss on investments           (1,661)
Net unrealized depreciation on investments            (17,294)
                                                     --------
Total Net Assets-- 100.0%                             $78,013
                                                     ========

Net Asset Value, Offering and Redemption
   Price Per Share                                    $ 11.23
                                                     ========

* Non-Income Producing Security
(a) -- Tri-Party Repurchase Agreement
ADR-- American Depository Receipt
Cl -- Class


    The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG International Fund



        Comparison of Change in the Value of a $10,000 Investment in the
              PBHG International Fund, versus the F. T. S&P World
                        Index, Non-U.S., in U.S. Dollars


PBHG International Fund
F.T. S&P World Index, Non-U.S., in U.S. Dollars(4)

                      Pilgrim Baxter
                      International           F.T. S&P World
                       Equity Fund            Index, Non-U.S.
6/94                     10000                    10000
3/95                      9203                    10007
3/96                     10634                    11274
3/97                     11350                    11466
3/98                     13332                    13438
6/98                     12971                    13334
9/98                     11427                    11342

Portfolio Profile

OBJECTIVE:  Long-term capital appreciation.

INVESTS IN:  Non-U.S. companies.

STRATEGY: The Fund continues to provide a diversified portfolio of equity securities of non-U.S. issuers. Country selection is a significant part of the Fund's investment process.

(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(2)  The six month return has not been annualized.

(3)  The PBHG International Fund commenced operations on June 14, 1994.

(4) The F.T. S&P World Index, Non-U.S., in U.S. Dollars consists of the largest international companies which have been selected based on market capitalization, ability to be purchased by international investors and the degree to which the companies reflect the weightings of industries within their respective countries. The returns of the Index reflect the reinvestment of income dividends and capital gains distributions.


                         Average Annual Total Return(1)
                      As of September 30, 1998 (Unaudited)


------------------------------------------------------------------------------------
                                                            Annualized   Annualized
                                   6 Months(2)   One Year     3 Year      Inception
                                                  Return      Return      to Date(3)
------------------------------------------------------------------------------------
  PBHG International Fund           -14.29%       -10.38%      5.63%        3.06%
------------------------------------------------------------------------------------


              Country Weightings at September 30, 1998 (Unaudited)


United Kingdom (19%)
Japan (17%)
France (10%)
Germany (12%)
Switzerland (3%)
Netherlands (10%)
Singapore (2%)
Italy (6%)
Spain (4%)
Belgium (4%)
Ireland (3%)
Other (10%)


                        % of Total Portfolio Investments

                                                              THE PBHG Funds, In

                                                         Statement of Net Assets
                                            ------------------------------------
                                            As of September 30, 1998 (Unaudited)

                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Foreign Common Stock -- 94.3%
Belgium -- 3.7%
Fortis                                  1,903          $  470
                                                       ------
                                                          470
-------------------------------------------------------------
Chile -- 0.7%
Sociedad Quimica Y Minera               3,000              87
                                                       ------
                                                           87
-------------------------------------------------------------
France -- 10.1%
Rhone-Poulenc, Cl A                     7,085             297
Suez Lyonnaise Des Eaux                 3,081             525
Total                                   3,737             471
                                                       ------
                                                        1,293
-------------------------------------------------------------
Germany -- 11.2%
Allianz                                   882             274
Allianz AG                                 65              20
Mannesmann                              5,660             518
Marschollek Lauten                        803             404
Volkswagen                              3,050             220
                                                       ------
                                                        1,436
-------------------------------------------------------------
Hong Kong -- 2.1%
China Telecom                          80,000             126
Hutchison Whampoa                      26,000             137
                                                       ------
                                                          263
-------------------------------------------------------------
Ireland -- 3.0%
Allied Irish Bank                       7,909             117
Bank of Ireland                        15,070             268
                                                       ------
                                                          385
-------------------------------------------------------------
Italy -- 5.3%
Telecom Italia Spa                     50,550             349
T.I.M.                                 57,061             333
                                                       ------
                                                          682
-------------------------------------------------------------
Japan -- 16.9%
Bridgestone                             9,000             181
Fuji Machine                            7,000             183
Fuji Photo Film                         6,000             206
Fujitsu                                22,000             190
Inax                                   61,000             218
Marudai Food                           93,000             184
Matsushita Communications               6,000             215
Mitsui                                 27,000             111
NTT                                        28             204
Ricoh                                  15,000             138
Sumitomo Bank                          17,000             118
Yamanouchi Pharmaceutical              10,000             215
                                                       ------
                                                        2,163
-------------------------------------------------------------
Mexico -- 1.1%
Empresas Moderna*                       3,500              85
Grupo Industrial Durango*              11,000              60
                                                       ------
                                                          145



                                                      Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Netherlands -- 9.3%
ING Groep                               7,340        $    331
Konin. PTT                              5,136             159
TNT Post Group                          5,136             131
VNU                                    13,750             568
                                                       ------
                                                        1,189
-------------------------------------------------------------
New Zealand -- 2.1%
Telecom Corp of N.Z.                   70,000             268
                                                       ------
                                                          268
-------------------------------------------------------------
Norway -- 0.7%
Petroleum Geo Services ADR*             5,598              89
                                                       ------
                                                           89
-------------------------------------------------------------
Portugal -- 0.9%
Portugal Telecom                        3,250             118
                                                       ------
                                                          118
-------------------------------------------------------------
Singapore -- 2.2%
City Developments                      40,000              87
Singapore Press Holdings               22,968             191
                                                       ------
                                                          278
-------------------------------------------------------------
Spain -- 3.8%
Superdiplo                              5,074             132
Telefonica De Espana                    9,579             350
                                                       ------
                                                          482
-------------------------------------------------------------
Switzerland -- 2.9%
Zurich Allied                             753             375
                                                       ------
                                                          375
-------------------------------------------------------------
United Kingdom -- 18.3%
Abbey National                          8,400             145
Barclays                                5,700              93
BPB Industries                         21,100              85
British Aerospace                      28,000             170
British Petroleum                       8,000             122
British Telecom                        16,300             220
Cadbury Schweppes                       8,200             106
Kingfisher                             22,800             211
Ladbroke                               50,000             186
Lloyds TSB Group                       13,000             145
Misys                                  16,000             141
Norwich Union*                         24,700             191
Safeway                                 9,700              45
Shell Transportation & Trading         24,000             145
Smithkline Beecham                     18,400             202
Vodafone Group                         12,300             143
                                                       ------
                                                        2,350
                                                       ------

Total Foreign Common Stock (Cost $10,524)              12,073
                                                       ------
-------------------------------------------------------------

                                                              Market
Description                                  Shares          Value (000)
------------------------------------------------------------------------
Foreign Preferred Stock -- 2.1%
Brazil -- 2.1%
Brahma                                         6,432          $     3
Cemig ADR*                                     7,342              170
Petrobras ADR                                 10,000              102
                                                              -------
                                                                  275
                                                              -------
Total Foreign Preferred Stock (Cost $472)                         275
                                                              -------
Total Investments-- 96.4% (Cost $10,996)                       12,348
                                                              -------
---------------------------------------------------------------------
Other Assets and Liabilities -- 3.6%
Other Assets and Liabilities, Net                                 463
                                                              -------
---------------------------------------------------------------------
Net Assets:
Fund shares of PBHG class (authorized
   200 million shares -- $0.001 par value)
   based on 1,241,559 outstanding
   shares of common stock                                      11,079
Accumulated net investment loss                                   (14)
Accumulated net realized gain on investments                      396
Net unrealized appreciation on investments                      1,350
                                                              -------
Total Net Assets -- 100.0%                                    $12,811
                                                              -------
                                                              -------
Net Asset Value, Offering and Redemption
   Price Per Share                                             $10.32
                                                               ------
                                                               ------

* Non-Income Producing Security
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG Cash Reserves Fund

              Comparison of total return, as of September 30, 1998
                     for the PBHG Cash Reserves Fund, versus
                    the Lipper Money Market Funds Average(1)


PBHG Cash Reserves Fund
Lipper Money Market Funds Average

                    PBHG Cash         IBC Financial        Lipper Money
                  Reserves Fund     First Tier Average   Market Funds Average
4/30/95              10000                10000               10000
6/95                 10090                10091               10090
9/95                 10222                10226               10221
12/95                10355                10360               10352
3/96                 10480                10485               10475
6/96                 10603                10608               10595
9/96                 10732                10735               10720
12/96                10863                10864               10847
3/97                 10992                10992               10973
6/97                 11129                11127               11105
9/97                 11270                11266               11241
12/97                11415                11408               11380
3/98                 11556                11548               11517
6/98
9/98





Portfolio Profile

OBJECTIVE: Preserve principal value & maintain a high degree of liquidity while providing current income.

INVESTS IN:  Money market securities.

STRATEGY: The Fund's strategy is to be fully invested in a diversified portfolio of short-term, high-quality money market securities.


(1)  Performance is historical and not indicative of future results.



               Sector Weightings at September 30, 1998 (Unaudited)


Certificates of Deposit (11%)
Commercial Paper (65%)
Corporate Obligations (1%)
Cash (23%)


                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.

Schedule of Investments
------------------------------------
As of September 30, 1998 (Unaudited)

PBHG Cash Reserves Fund

                                                                Market
Description                                    Shares         Value (000)
-------------------------------------------------------------------------
Certificates of Deposits -- 9.9%
Bank of Nova Scotia N.Y.
   5.83%, 10/02/98                              3,000          $ 3,000
Bank One Wisconsin
   5.55%, 02/26/99                              2,000            2,000
Chase Manhattan
   5.70%, 07/02/99                              2,000            1,999
Deutsche Bank Financial
   5.82%, 05/04/99                              3,000            2,999
Rabobank Nederland N.V.
   5.75%, 04/27/99                              2,500            2,499
Societe Generale N.Y.
   5.68%, 03/22/99                              2,000            2,000
Svenska Handelsbanken
   5.74%, 06/01/99                              2,000            1,999

Total Certificates of Deposit (Cost $16,496)                    16,496
                                                              --------
----------------------------------------------------------------------
Commercial Paper -- 58.9%
AC Acquisition Holding Company
   5.82%, 10/01/98                              5,000            5,000
Aesop Funding
   5.55%, 10/09/98                              3,500            3,496
Chrysler Financial Corporation
   5.05%, 02/19/99                              3,000            2,941
CIT Group Holdings
   5.37%, 02/09/99                              2,000            1,961
Corporate Receivables
   6.00%, 10/01/98                              5,500            5,500
Daimler-Benz
   5.85%, 10/01/98                              5,000            5,000
Eureka Securities
   5.50%, 10/30/98                              4,000            3,982
Falcon Asset SEC
   5.50%, 12/01/98                              4,000            3,963
Ford Motor Company
   5.52%, 10/01/98                              4,000            4,000
Fortunate Brands
   5.51%, 11/05/98                              4,000            3,979
General Electric Capital
   5.43%, 02/22/99                              4,000            3,913
General Re Corporation
   5.49%, 10/14/98                              3,000            2,994
GMAC
   5.52%, 11/20/98                              4,000            3,969
Goldman Sachs Group Lp
   5.50%, 10/28/98                              4,000            3,983
Greenwich Funding
   5.55%, 10/02/98                              4,000            3,999
Greyhawk Funding
   5.55%, 10/16/98                              4,000            3,991
Hubbell
   5.85%, 10/01/98                              5,500            5,500
IBM
   5.50%, 10/22/98                              5,000            4,984
Kitty Hawk Funding
   5.50%, 02/26/99                              2,000            1,955
New York Life Capital
   5.50%, 10/21/98                              3,000            2,991






                                            Shares/Face         Market
Description                                 Amount (000)      Value (000)
-------------------------------------------------------------------------
Commercial Paper -- continued
Park Avenue Receivables
   5.51%, 10/05/98                              4,000          $ 3,997
Quebec Province
   5.51%, 12/23/98                              3,565            3,520
Riverwoods Funding
   5.50%, 11/13/98                              4,000            3,974
Statoil
   5.48%, 11/06/98                              4,000            3,978
Xerox Credit
   5.50%, 10/06/98                              4,500            4,496
                                                              --------
Total Commerical Paper (Cost $98,066)                           98,066
                                                              --------
----------------------------------------------------------------------
Corporate Obligations -- 1.2%
J.P. Morgan & Company MTN
   5.75%, 03/10/99                              2,000            2,000

Total Corporate Obligations(Cost $2,000)                         2,000
                                                              --------
----------------------------------------------------------------------
Repurchase Agreement -- 20.9%
Lehman
   5.75%, dated 09/30/98, matures 10/01/98,
   repurchase price $34,705,542 (collaterized
   by U.S. Government Obligations:
   total market value $35,396,690)            $34,700           34,700
                                                              --------
Total Repurchase Agreement (Cost $34,700)                       34,700
                                                              --------

Total Investments-- 90.9% (Cost $151,262)                     $151,262
                                                              --------
                                                              --------

 MTN -- Medium Term Note


The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG Technology & Communications Fund

          Comparison of Change in the Value of a $10,000 Investment in
             the PBHG Technology & Communications Fund, versus the
              Pacific Stock Exchange High Technology Index and the
                   Lipper Science & Technology Funds Average


PBHG Technology & Communications Fund
Pacific Stock Exchange High Technology Index(4)
Lipper Science & Technology Funds Average(5)



                PBHG Technology &     Pacific Exchange        Lipper Science &
               Communication Fund   Technology 100 Index   Technology Funds Average
9/30/95              10000                10000                    10000
12/95                11602                 9919                     9440
3/96                 12483                 9899                     9493
6/96                 14973                10245                    10174
9/96                 16644                10945                    10802
12/96                17917                11955                    11339
3/97                 14927                11955                    10317
6/97                 18641                13958                    12195
9/97                 22415                16638                    14554
12/97                18510                14392                    12611
3/98                 20643                17149                    14750
6/98                 20332                17164                    14234
9/98                 17995                15879                    13563


Portfolio Profile

OBJECTIVE:  Long-term growth of capital.

INVESTS IN: Companies which rely extensively on the technology or communications in their product development and operations or which are expected to benefit from technological advances and improvements.

STRATEGY: The Fund's strategy is to be invested in technology and related companies typically exhibiting extraordinary rates of growth in earnings and revenue with high profitability levels. These companies tend to be experiencing improvements in business momentum, are leaders in their industries and possess the ability to exceed the market's expectations of their business models. The Fund's 52 holdings as of September 30, 1998, range in market capitalization from $76 million to $255 billion, with a current average and median market capitalization of $15.8 billion and $2 billion, respectively.


(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(2)  The six month return has not been annualized.

(3) The PBHG Technology & Communications Fund commenced operations on October 2, 1995.

(4) The Pacific Stock Exchange High Technology Index is a price-weighted index of the top 100 U.S. technology stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(5) The Lipper Science & Technology Funds Average is an equally weighted benchmark composed of mutual funds, each of which normally invests more than 65% of its equity portfolio in science and technology stocks. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested.


                          Average Annual Total Return(1)
                      As of September 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------------------
                                                                        Annualized     Annualized
                                              6 Months(2)    One Year     3 Year       Inception
                                                             Return       Return       to Date(3)
-------------------------------------------------------------------------------------------------
 PBHG Technology & Communications Fund           -12.82%     -19.71%      21.64%         21.62%
-------------------------------------------------------------------------------------------------


               Sector Weightings at September 30, 1998 (Unaudited)


Cash (8%)
Service (16%)
Technology (76%)


                         % of Total Portfolio Investments

THE PBHG FUNDS, INC.

Statement of Net Assets
------------------------------------
As of September 30, 1998 (Unaudited)

PBHG Technology & Communications Fund

                                                                   Market
Description                                        Shares        Value (000)
----------------------------------------------------------------------------
Common Stocks -- 94.7%
Consumer -- 0.3%
Consumer Products Miscellaneous -- 0.3%
Ziff-Davis*                                        127,800        $    927
                                                                  --------
                                                                       927
                                                                  --------
Total Consumer (Cost $1,332)                                           927
                                                                  --------
--------------------------------------------------------------------------
Service -- 16.8%
Cellular Towers -- 1.3%
American Tower Systems*                            158,900           4,052
                                                                  --------
                                                                     4,052
--------------------------------------------------------------------------
Commercial Services -- 1.3%
Getty Images*                                      218,500           3,797
                                                                  --------
                                                                     3,797
--------------------------------------------------------------------------
Communications Services -- 3.7%
Global Crossing*                                   158,900           3,317
Qwest Communications*                              124,900           3,911
Worldcom, Cl A*                                     88,600           4,330
                                                                  --------
                                                                    11,558
--------------------------------------------------------------------------
Consulting -- 0.7%
Diamond Technology Partners, Cl A*                 135,900           2,242
                                                                  --------
                                                                     2,242
--------------------------------------------------------------------------
Educational Services -- 3.5%
Apollo Group, Cl A*                                252,600           7,041
National Computer Systems                          128,300           3,785
                                                                  --------
                                                                    10,826
--------------------------------------------------------------------------
Information/Computer Service -- 0.2%
Sungard Data Systems*                               23,600             744
                                                                  --------
                                                                       744
--------------------------------------------------------------------------
Printing Services/Forms -- 1.3%
Consolidated Graphics*                             103,500           3,933
                                                                  --------
                                                                     3,933
--------------------------------------------------------------------------
Systems Integrator -- 4.7%
Computer Horizons*                                  65,700           1,638
Ecsoft Group ADR*                                   84,400           1,741
Information Management Resources*                  100,000           2,475
Intelligroup*                                      226,600           3,852
Technology Solutions*                              122,400           1,377
Tier Technologies*                                 218,400           3,604
                                                                  --------
                                                                    14,687
--------------------------------------------------------------------------
Transaction Processing -- 0.1%
Ebay*                                                6,000             270
                                                                  --------
                                                                       270
                                                                  --------

Total Service (Cost $47,953)                                        52,109
                                                                  --------




                                                                  Market
Description                                        Shares        Value (000)
----------------------------------------------------------------------------
Technology -- 77.6%
Computer Manufacturing -- 3.4%
Compaq Computers                                   279,800        $  8,849
Sun Microsystems*                                   35,300           1,758
                                                                  --------
                                                                    10,607
--------------------------------------------------------------------------
Contract Manufacturing -- 2.0%
Solectron*                                         130,300           6,254
                                                                  --------
                                                                     6,254
--------------------------------------------------------------------------
Data Communications -- 0.6%
DSET*                                              224,000           1,904
                                                                  --------
                                                                     1,904
--------------------------------------------------------------------------
Data Storage -- 5.9%
EMC*                                               321,000          18,357
                                                                  --------
                                                                    18,357
--------------------------------------------------------------------------
Digital Video Related -- 1.4%
Gemstar International Group*                        91,700           4,253
                                                                  --------
                                                                     4,253
--------------------------------------------------------------------------
Networking Hardware -- 7.9%
Ascend Communications*                             151,300           6,884
Cisco Systems*                                     157,350           9,726
Fore Systems*                                      471,000           7,831
                                                                  --------
                                                                    24,441
--------------------------------------------------------------------------
Networking Software -- 5.0%
Legato Systems*                                     98,400           5,055
Veritas Software*                                  189,250          10,456
                                                                  --------
                                                                    15,511
--------------------------------------------------------------------------
Semi-Conductor Manufacturing -- 14.3%
Advanced Micro Devices*                            291,900           5,418
Altera*                                            149,100           5,237
Applied Micro Circuits*                            155,400           2,312
Intel                                              169,100          14,500
Micron Technology                                  225,600           6,867
Texas Instruments                                   58,900           3,107
Transwitch*                                        134,900           2,015
Vitesse Semiconductor*                             211,900           5,006
                                                                  --------
                                                                    44,462
--------------------------------------------------------------------------
Software-Client/Server -- 14.4%
Bea Systems*                                        83,300           1,802
Citrix Systems*                                    159,350          11,314
Compuware*                                         426,700          25,122
Documentum*                                        127,600           5,056
HNC Software*                                       29,300           1,190
                                                                  --------
                                                                    44,484
--------------------------------------------------------------------------
Software-Desktop -- 1.6%
Microsoft*                                          44,500           4,898
                                                                  --------
                                                                     4,898
--------------------------------------------------------------------------

                                                   Share/Face          Market
Description                                        Amount(000)       Value (000)
--------------------------------------------------------------------------------
Software-Enterprise Resource Planning -- 5.4%
J.D. Edwards & Company*                               350,900         $ 16,843
                                                                      --------
                                                                        16,843
------------------------------------------------------------------------------
Software-Internet -- 1.0%
Mindspring Enterprise*                                 77,700            3,225
                                                                      --------
                                                                         3,225
------------------------------------------------------------------------------
Software-Manufacturing -- 0.9%
Aspect Development*                                    74,800            2,945
                                                                      --------
                                                                         2,945
------------------------------------------------------------------------------
Software-Other -- 3.9%
Lernout & Hauspie*                                     70,700            2,841
New Era of Networks*                                  194,600            7,930
Software AG Systems*                                   74,200            1,261
                                                                      --------
                                                                        12,032
------------------------------------------------------------------------------
Software-System/Mainframe -- 3.4%
BMC Software*                                         174,600           10,487
                                                                      --------
                                                                        10,487
------------------------------------------------------------------------------
Telecommunications Components -- 4.0%
Uniphase*                                             299,700           12,288
                                                                      --------
                                                                        12,288
------------------------------------------------------------------------------
Telecommunications Equipment -- 2.5%
Tekelec*                                              509,500            7,770
                                                                      --------
                                                                         7,770
                                                                      --------
Total Technology (Cost $207,162)                                       240,761
                                                                      --------
Total Common Stock (Cost $256,447)                                     293,797
                                                                      --------
------------------------------------------------------------------------------
Repurchase Agreement -- 7.7%
J.P. Morgan
   5.60%, dated 09/30/98, matures 10/01/98,
   repurchase price $23,860,740 (collaterized
   by U.S. Government Obligations: total
   market value $24,334,222) (a)                      $23,857           23,857
                                                                      --------
Total Repurchase Agreement (Cost $23,857)                               23,857
                                                                      --------
Total Investments-- 102.4% (Cost $280,304)                             317,654
                                                                      --------
------------------------------------------------------------------------------
Other Assets and Liabilities -- (2.4%)
Other Assets and Liabilities, Net                                       (7,262
                                                                      --------
------------------------------------------------------------------------------
Net Assets:
Fund shares of PBHG class (authorized
   200 million shares -- $0.001 par value)
   based on 18,481,120 outstanding
   shares of common stock                                             $254,382
Accumulated net investment loss                                         (1,982
Accumulated net realized gain on investments                            20,642
Net unrealized appreciation on investments                              37,350
                                                                      --------
Total Net Assets -- 100.0%                                            $310,392
                                                                      --------
                                                                      --------
Net Asset Value, Offering and Redemption
   Price Per Share                                                      $16.80
                                                                        ------
                                                                        ------

 * Non-Income Producing Security
(a) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG Strategic Small Company Fund

      Comparison of Change in the Value of a $10,000 Investment in the PBHG
          Strategic Small Company Fund, versus the Russell 2000 Growth
                Index and the Lipper Small Company Funds Average


PBHG Strategic Small Company Fund
Russell 2000 Growth Index(4)
Lipper Small Company Funds Average(5)

                     PBHG Strategic        Russell 2000         Lipper Small
                  Small Company Fund       Growth Index      Cap Funds Average
12/31/96                 10000                10000                10000
3/97                      8860                 8951                 9338
6/97                     11130                10522                10933
9/97                     13439                12302                12746
12/97                    12566                11295                12110
3/98                     13869                12636                13428
6/98                     13071                11911                12900
9/98                     10002                 9248                10124


Portfolio Profile

OBJECTIVE:  Growth of capital.

INVESTS IN: Small companies having a market capitalization or annual revenues of up to $750 million.

STRATEGY: The Fund invests in securities poised for rapid and dynamic growth ("growth companies") or securities that are undervalued or overlooked by the market ("value securities") depending on the Advisers' view of current economic or market conditions and their long-term investment outlook.

(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(2)  The six month return has not been annualized.

(3)  The PBHG Strategic Small Company Fund commenced operations on January 2,
     1997.

(4) The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(5) The Lipper Small Company Funds Average is an equally weighted benchmark composed of mutual funds, each of which limits its investments, by prospectus or portfolio practice, to companies on the basis of the size of the company. The performance figures are based on changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.



                         Average Annual Total Return(1)
                      As of September 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
                                                                     Annualized
                                       6 Months(2)    One Year       Inception
                                                       Return        to Date(3)
--------------------------------------------------------------------------------
  PBHG Strategic Small Company Fund     -27.93%        -25.57%          0.02%

--------------------------------------------------------------------------------


               Sector Weightings at September 30, 1998 (Unaudited)


Basic Materials (1%)
Capital Goods (9%)
Consumer (18%)
Energy (1%)
Financial (12%)
Health (9%)
Industrial/General Manufacturing (1%)
Service (14%)
Technology (25%)
Transportation (5%)
Utilities (3%)
Cash (2%)

                         % of Total Portfolio Investments

THE PBHG FUNDS, INC.


PBHG Strategic Small Company Fund

Statement of Net Assets
-----------------------
As of September 30, 1998 (Unaudited)


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Common Stocks-- 96.2%
Basic Materials -- 0.7%
Chemicals -- 0.2%
Solutia                                 4,600        $    104
                                                     --------
                                                          104
-------------------------------------------------------------
Chemicals-Specialty -- 0.5%
Crompton & Knowles                     20,800             303
                                                     --------
                                                          303
                                                     --------

Total Basic Materials (Cost $660)                         407
                                                     --------
-------------------------------------------------------------
Capital Goods -- 9.2%
Aerospace/Defense -- 0.1%
BE Aerospace*                           3,000              66
SBS Technologies*                         500              13
                                                     --------
                                                           79
-------------------------------------------------------------
Building Supplies -- 1.0%
NCI Building Systems*                   4,200              83
Southdown                              10,400             468
USG                                     1,000              43
                                                     --------
                                                          594
-------------------------------------------------------------
Electrical Equipment -- 0.3%
C&D Technologies                        7,400             177
                                                     --------
                                                          177
-------------------------------------------------------------
Machinery -- 7.2%
Commonwealth Industries                74,000             601
Denison International*                 82,000           1,230
Essex International*                   16,600             284
Gehl*                                   6,200              84
Greenbrier                             21,700             308
JLG Industries                         13,400             214
Kaynar Technologies*                   69,000             932
Tower Automotive*                       6,100             120
Wolverine Tube*                        16,000             337
                                                     --------
                                                        4,110
-------------------------------------------------------------
Office Equipment -- 0.6%
Interface, Cl A                        14,200             170
Knoll*                                  3,200              70
Miller (Herman)                         6,100             121
                                                     --------
                                                          361
                                                     --------

Total Capital Goods (Cost $7,200)                       5,321
                                                     --------
-------------------------------------------------------------
Consumer -- 4.4%
Entertainment/Movies -- 0.6%
Cinar Films, Cl B*                     19,500             350
                                                     --------
                                                          350
-------------------------------------------------------------
Leisure/Recreational  -- 0.2%
Travel Services International*          7,500             102
                                                     --------
                                                          102
-------------------------------------------------------------


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Packaged Goods/Cosmetics -- 0.2%
Usana*                                 11,000        $    140
                                                     --------
                                                          140
-------------------------------------------------------------
Retail-Apparel -- 0.7%
Chicos, FAS*                           24,400             394
                                                     --------
                                                          394
-------------------------------------------------------------
Retail-Catalog -- 0.9%
Insight Enterprises*                   15,650             442
PC Connection*                          5,300              54
                                                     --------
                                                          496
-------------------------------------------------------------
Retail-Discount Stores -- 0.6%
Dollar Tree Stores*                    11,500             360
                                                     --------
                                                          360
-------------------------------------------------------------
Retail-Specialty -- 0.6%
Hibbett Sporting Goods*                 9,200             231
Sunglass Hut International*            20,000             115
                                                     --------
                                                          346
-------------------------------------------------------------
Shoe Manufacturing -- 0.3%
Maxwell Shoe*                          12,500             148
                                                     --------
                                                          148
-------------------------------------------------------------
Specialty Food/Candy -- 0.3%
Suiza Foods*                            5,000             156
                                                     --------
                                                          156
                                                     --------

Total Consumer (Cost $2,572)                            2,492
                                                     --------
-------------------------------------------------------------
Consumer Cyclical -- 10.9%
Apparel & Textiles -- 2.4%
Dan River*                             33,400             367
Fruit of The Loom, Cl A*                2,800              42
I.C. Isaacs & Company*                150,000             300
Kellwood                               11,000             296
Nautica Enterprises*                    4,000              75
Ralph Lauren*                           7,200             144
Timberland, Cl A*                       5,100             186
                                                     --------
                                                        1,410
-------------------------------------------------------------
Auto/Truck Parts -- 2.6%
Delco Remy International*              78,900             882
Meritor Automotive                      8,500             128
Smith (A.O.)                            3,100              61
Standard Motor Products                 2,000              49
Stoneridge*                            22,100             358
                                                     --------
                                                        1,478
-------------------------------------------------------------
Broadcasting & Recreation -- 0.1%
Midway Games*                           3,000              35
                                                     --------
                                                           35
-------------------------------------------------------------

                                                            THE PBHG FUNDS, INC.


                                               PBHG Strategic Small Company Fund

                                                         Statement of Net Assets
                                                         -----------------------
                                            As of September 30, 1998 (Unaudited)


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Furniture & Appliances -- 1.2%
Dorel Industries, Cl B*                28,000        $    364
Mohawk Industries*                     11,800             323
                                                     --------
                                                          687
-------------------------------------------------------------
Homebuilding -- 1.9%
Champion Enterprises*                   3,300              77
DR Horton                              28,000             448
Lennar                                 19,600             437
Pulte                                   6,000             147
                                                     --------
                                                        1,109
-------------------------------------------------------------
Resturants & Lodging -- 0.5%
Foodmaker*                             19,600             308
                                                     --------
                                                          308
-------------------------------------------------------------
Retailing-General -- 1.4%
DM Management*                         21,400             173
Neiman-Marcus Group                    11,100             240
Tweeter Home Entertainment Group*      27,400             373
                                                     --------
                                                          786
-------------------------------------------------------------
Wholesalers -- 0.8%
BJ's Wholesale Club*                    9,200             338
Pier 1 Imports                         14,250             107
                                                     --------
                                                          445
                                                     --------

Total Consumer Cyclical (Cost $8,576)                   6,258
                                                     --------
-------------------------------------------------------------
Consumer Staples -- 2.8%
Food & Drug Retailers -- 0.2%
Longs Drug Stores                       2,300              92
                                                     --------
                                                           92
-------------------------------------------------------------
Food Producers -- 2.5%
Earthgrains                             2,100              65
Fresh Del Monte Produce*               26,800             456
International Home Foods*               4,100              56
Ralcorp Holdings*                      29,300             410
Universal Foods                        21,100             440
                                                     --------
                                                        1,427
-------------------------------------------------------------
Tobacco -- 0.1%
Standard Commercial                    12,700              94
                                                     --------
                                                           94
                                                     --------

Total Consumer Staples (Cost $1,899)                    1,613
                                                     --------
-------------------------------------------------------------
Energy -- 1.2%
Energy Services -- 0.4%
Horizon Offshore*                      31,600             209
                                                     --------
                                                          209
-------------------------------------------------------------
Oil & Gas Exploration & Production -- 0.4%
Vintage Petroleum                      20,400             235
                                                     --------
                                                          235
-------------------------------------------------------------


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Vessel & Rig Construction -- 0.4%
Friede Goldman International*          15,000        $    236
                                                     --------
                                                          236
                                                     --------

Total Energy (Cost $1,061)                                680
                                                     --------
-------------------------------------------------------------
Financial -- 11.3%
Banks -- 4.3%
City National                          10,600             332
Commerical Bank of New York            15,100             247
D&N Financial                           2,500              50
Downey Financial                        5,200             124
Florida Banks*                         29,900             224
Flushing Financial                      4,600             101
Imperial Bancorp*                       2,500              38
North Fork Bank of New York             5,100             102
Pacific Bank                           13,600             592
UST                                    26,800             566
Valley National Bancorp                 3,700              97
                                                     --------
                                                        2,473
-------------------------------------------------------------
Consumer Finance -- 0.5%
Metris Companies                        6,500             303
                                                     --------
                                                          303
-------------------------------------------------------------
Financial Services -- 4.2%
Affiliated Managers Group*              7,200             130
Budget Group*                           6,300             144
Everen Capital                         14,000             339
Investment Technology*                 17,100             466
Legg Mason                             29,200             768
Liberty Financial                      15,200             401
Raymond James Financal                  8,300             174
Rollins Truck Leasing                     700               8
                                                     --------
                                                        2,430
-------------------------------------------------------------
Insurance -- 0.1%
Enhance Financial Services Group        2,100              62
                                                     --------
                                                           62
-------------------------------------------------------------
Investment Firms -- 0.7%
Pilgrim America Capital*               22,500             430
                                                     --------
                                                          430
-------------------------------------------------------------
Mortgage Related -- 0.2%
Federal Agricultural Mortgage*          2,500              87
                                                     --------
                                                           87
-------------------------------------------------------------
Specialty Finance -- 1.3%
Healthcare Financial Partners*         15,000             630
T&W Financial*                          7,500             109
                                                     --------
                                                          739
                                                     --------

Total Financial (Cost $7,243)                           6,524
                                                     --------
-------------------------------------------------------------

THE PBHG FUNDS, INC.


PBHG Strategic Small Company Fund

Statement of Net Assets
-----------------------
As of September 30, 1998 (Unaudited)


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Health -- 8.8%
Contract Research -- 1.6%
Icon ADR*                               7,500        $    245
Kendle International*                  20,000             655
                                                     --------
                                                          900
-------------------------------------------------------------
Hospital Supplies -- 0.4%
Xomed Surgical Products*                6,000             247
                                                     --------
                                                          247
-------------------------------------------------------------
Information Systems -- 2.3%
Medical Manager*                       15,000             343
Medquist*                              18,800             594
Quadramed*                             20,000             403
                                                     --------
                                                        1,340
-------------------------------------------------------------
Medical Devices -- 0.6%
Sabratek*                              15,300             346
                                                     --------
                                                          346
-------------------------------------------------------------
Medical Services -- 2.0%
Bergen Brunswig                         1,800              91
Beverly Enterprises*                   38,800             310
HCR Manor Care*                        11,200             328
Health Management Systems*              3,300              25
Quorum Health Group*                   17,300             281
Total Renal Care Holdings*              4,300             103
                                                     --------
                                                        1,138
-------------------------------------------------------------
Medical Supplies -- 0.1%
Adac Laboratories                       2,000              48
Curative Health Services*               1,100              34
                                                     --------
                                                           82
-------------------------------------------------------------
Pharmaceutical Services -- 1.8%
Barr Laboratories*                      6,200             188
Boron Lepore & Associates*             10,000             379
Idexx Laboratories*                    18,200             435
Roberts Pharmaceutical*                 2,300              44
                                                     --------
                                                        1,046
                                                     --------

Total Health (Cost $4,896)                              5,099
                                                     --------

-------------------------------------------------------------
Industrial/General Manufacturing -- 1.3%
Aerospace -- 0.5%
Kellstrom Industries*                  20,000             277
                                                     --------
                                                          277
-------------------------------------------------------------
Railroad -- 0.8%
Motivepower Industries*                20,000             468
                                                     --------
                                                          468
                                                     --------

Total Industrial/General Manufacturing (Cost $900)        745
                                                     --------
-------------------------------------------------------------


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Service -- 10.8%
Commercial Services -- 1.7%
Inspire Insurance Solutions*           15,000        $    354
Kroll-O'gara*                           5,000             117
SM&A*                                  10,400             179
United Rentals*                        12,700             304
                                                     --------
                                                          954
-------------------------------------------------------------
Communications Services -- 0.5%
Pacific Gateway Exchange*               7,400             274
                                                     --------
                                                          274
-------------------------------------------------------------
Consulting -- 0.5%
Diamond Technology Partners, Cl A*     17,500             289
                                                     --------
                                                          289
-------------------------------------------------------------
Employment Services -- 1.4%
AHL Services*                          12,900             422
Syntel*                                18,000             401
                                                     --------
                                                          823
-------------------------------------------------------------
Environmental -- 0.8%
American Disposal Service*             12,500             487
                                                     --------
                                                          487
-------------------------------------------------------------
Information/Computer Services -- 0.9%
Forrester Research*                    15,000             548
                                                     --------
                                                          548
-------------------------------------------------------------
Marketing Information -- 0.8%
Abacus Direct*                          9,000             459
                                                     --------
                                                          459
-------------------------------------------------------------
Printing Services/Forms -- 0.2%
Consolidated Graphics*                  3,700             140
                                                     --------
                                                          140
-------------------------------------------------------------
Radio/Television -- 0.4%
Citadel Communications*                11,300             231
                                                     --------
                                                          231
-------------------------------------------------------------
Real Estate -- 0.2%
CB Richard Ellis Services*              5,000             100
                                                     --------
                                                          100
-------------------------------------------------------------
Systems Integrator -- 2.8%
Ciber*                                  7,500             152
Cognizant Tech Solutions*              10,000             155
Complete Business Solutions*           17,500             503
SPR*                                   26,250             604
Tier Technologies*                     12,500             206
                                                     --------
                                                        1,620
-------------------------------------------------------------
Telemarketing -- 0.6%
Snyder Communications*                 10,000             335
                                                     --------
                                                          335
-------------------------------------------------------------

Total Service (Cost $5,164)                             6,260
                                                     --------
-------------------------------------------------------------

                                                            THE PBHG FUNDS, INC.


                                               PBHG Strategic Small Company Fund

                                                         Statement of Net Assets
                                                         -----------------------

                                            As of September 30, 1998 (Unaudited)


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Services/Diversified -- 3.1%
Business Services -- 2.4%
Acnielson*                             11,400        $    254
Interim Services*                      11,600             238
Personnel Group of America*            18,000             222
RCM Technologies*                       5,100              75
True North Communications*             20,000             444
Valassis Communications*                2,300              92
Viad                                    2,100              56
                                                     --------
                                                        1,381
--------------------------------------------------------------
Conglomerates -- 0.7%
Mark IV Industries                      3,000              44
Pentair                                 4,700             152
United Dominion Industries             13,100             237
                                                     --------
                                                          433
                                                     --------

Total Services/Diversified (Cost $2,156)                1,814
                                                     --------
--------------------------------------------------------------
Technology -- 24.7%
Communication Equipment -- 0.6%
Comverse Technology*                    7,900             323
                                                     --------
                                                          323
--------------------------------------------------------------
Computer & Related -- 0.9%
Banyan Systems*                         8,800              26
Brightpoint*                           19,000             146
Brooktrout Technology*                  5,400              73
Diamond Multimedia Systems*            20,000              94
HMT Technology*                         8,000              62
Jetfax*                                 4,000              10
Sequent Computer*                       6,200              54
Splash Technologies Holdings*           4,000              57
                                                     --------
                                                          522
--------------------------------------------------------------
Data Storage -- 1.3%
Network Appliance*                     14,700             744
                                                     --------
                                                          744
--------------------------------------------------------------
Design Automation Software -- 0.2%
Summit Design*                         20,000             143
                                                     --------
                                                          143
--------------------------------------------------------------
Digital Video Related -- 0.8%
Engineering Animation*                  9,500             454
                                                     --------
                                                          454
--------------------------------------------------------------
Electronics & Semiconductors -- 1.5%
Aehr Test Systems*                     85,000             308
C-Cube Microsystems*                    9,400             164
Cirrus Logic*                          10,700              64
DSP Communications*                     3,100              26
Lattice Semiconductor*                  7,700             191
Micrel*                                 5,000             132
                                                     --------
                                                          885
-------------------------------------------------------------


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Embedded Software -- 0.6%
Wind River Systems*                     7,500        $    354
                                                     --------
                                                          354
-------------------------------------------------------------
Networking Hardware -- 1.0%
Apex PC Solutions*                     17,500             343
Cybex Computer Products*                9,500             239
                                                     --------
                                                          582
-------------------------------------------------------------
Networking Software -- 1.7%
Concord Communications*                 6,300             251
Legato Systems*                        14,000             719
                                                     --------
                                                          970
-------------------------------------------------------------
Semi-Conductor Manufacturing -- 1.3%
Applied Micro Circuits*                17,500             261
Vitesse Semiconductor*                 20,000             473
                                                     --------
                                                          734
-------------------------------------------------------------
Software & Services -- 2.7%
Acxiom*                                 9,000             223
Clarify*                                2,500              25
Datastream Systems*                     4,000              70
Informix*                              20,700             104
Learning Company*                      13,940             276
Parametric Technology*                 15,900             160
Platinum Technology*                   13,200             238
Project Software & Development*         1,700              23
Sterling Software*                     15,200             419
Symantec*                               4,500              59
                                                     --------
                                                        1,597
-------------------------------------------------------------
Software-Client/Server -- 3.2%
Business Objects ADR*                  24,000             300
Dendrite International                 30,000             716
Filenet*                               20,000             280
Pegasystems*                           10,600             163
Peregrine Systems*                      8,900             358
                                                     --------
                                                        1,817
-------------------------------------------------------------
Software-Desktop -- 0.9%
Macromedia*                            12,500             203
Visio*                                 12,500             301
                                                     --------
                                                          504
-------------------------------------------------------------
Software-Enterprise Resource Planning -- 1.6%
Best Software*                         20,000             480
Great Plains Software*                  3,400             160
TSI International Software Limited*     7,500             260
                                                     --------
                                                          900
-------------------------------------------------------------
Software-Internet -- 0.3%
Inso*                                   9,400             180
                                                     --------
                                                          180
-------------------------------------------------------------
Software-Manufacturing -- 0.6%
Symix Systems*                         20,000             365
                                                     --------
                                                          365
-------------------------------------------------------------

THE PBHG FUNDS, INC.


PBHG Strategic Small Company Fund

Statement of Net Assets
-----------------------
As of September 30, 1998 (Unaudited)


                                                       Market
Description                            Shares        Value (000)
----------------------------------------------------------------
Software-Other -- 1.7%
Caere*                                 27,500        $    292
New Era of Networks*                   17,500             713
                                                     --------
                                                        1,005
-------------------------------------------------------------
Telecommunication Components -- 0.4%
Uniphase*                               5,000             205
                                                     --------
                                                          205
-------------------------------------------------------------
Telecommunications Equipment -- 1.6%
Intervoice*                            12,500             287
Polycom*                               23,000             303
Tekelec*                               22,500             343
                                                     --------
                                                          933
-------------------------------------------------------------
Voice/Call Transaction Processing -- 1.8%
Geotel Communications*                 30,000             806
Periphonics*                           27,500             227
                                                     --------
                                                        1,033
                                                     --------

Total Technology (Cost $13,571)                        14,250
                                                     --------
-------------------------------------------------------------
Transportation -- 4.6%
Airlines -- 2.6%
Alaska Airgroup*                        4,900             167
ASA Holdings                           10,000             355
Continental Airlines*                   7,200             272
Midway Airlines*                       53,600             529
Midwest Express Holdings*               4,500             151
Skywest                                 1,900              36
                                                     --------
                                                        1,510
-------------------------------------------------------------
Surface Transportation -- 0.8%
Cary International*                    11,400             171
Coach USA*                             11,800             291
                                                     --------
                                                          462
-------------------------------------------------------------
Trucking & Shipping -- 1.2%
Atlas Air*                              1,200              34
CNF Transportation                      9,600             280
Swift Transaportation*                  4,000              70
USfreightways                          15,600             310
                                                     --------
                                                          694
                                                     --------

Total Transporation (Cost $3,421)                       2,666
                                                     --------
-------------------------------------------------------------
Utilities/Income -- 2.4%
Reits -- 2.4%
Berkshire Realty                       31,800             332
Developers Diversified Realty          18,200             332
Excel Legacy*                           2,700               8
Highwoods Properties                   16,400             455
Pennsylvania Real Estate Investment
  Trust                                12,000             246
                                                     --------
                                                        1,373
                                                     --------

Total Utilities/Income (Cost $1,547)                    1,373
                                                     --------

Total Common Stock (Cost $60,866)                      55,502
                                                     --------
-------------------------------------------------------------


                                          Face         Market
Description                          Amount (000)    Value (000)
----------------------------------------------------------------
Repurchase Agreement -- 2.1%
J.P. Morgan
   5.60%, dated 09/30/98,
   matures 10/01/98, repurchase
   price $1,191,944 (collaterized
   by U.S. Government Obligations:
   total market value $1,215,596)(a)    $1,192       $    1,192
                                                     ----------
Total Repurchase Agreement
   (Cost $ 1,192)                                         1,192
                                                     ----------

Total Investments-- 98.3%
   (Cost $62,058)                                        56,694
                                                     ----------
---------------------------------------------------------------
Other Assets and Liabilities -- 1.7%
Other Assets and Liabilities, Net                         1,002
                                                     ----------
---------------------------------------------------------------
Net Assets:
Fund shares of PBHG class (authorized
   200 million shares -- $0.001 par value)
   based on 6,210,051 outstanding shares
   of common stock                                       61,188
Accumulated net investment loss                            (411)
Accumulated net realized gain on investments              2,283
Net unrealized depreciation on investments               (5,364)
                                                     ----------

Total Net Assets -- 100.0%                              $57,696
                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share                                        $9.29
                                                     ==========

* Non-Income Producing Security
(a) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.

                                      THE PBHG FUNDS, INC.
                                      Statements of Assets and Liabilities (000)
                                      ------------------------------------------
                                      September 30, 1998 (Unaudited)


                                                                                          -------------      -------------
                                                                                              PBHG               PBHG
                                                                                          Mid-Cap Value      Cash Reserves
                                                                                              Fund               Fund
                                                                                          -------------      -------------
Assets:
     Investment securities (Cost $43,151 and $151,262 respectively) at market value          $ 40,126           $151,262
     Accrued Income                                                                                54                580
     Receivable for capital shares sold                                                            35             15,775
     Receivable for investment securities sold                                                  4,602                 --
                                                                                             --------           --------
         Total assets                                                                          44,817            167,617
                                                                                             --------           --------
Liabilities:
     Payable for investment securities purchased                                                2,022                 --
     Payable for income distribution                                                               --                477
     Payable for capital shares redeemed                                                          528                682
     Bank overdraft                                                                               291                 28
     Accrued Expenses                                                                              44                 46
                                                                                             --------           --------
         Total liabilities                                                                      2,885              1,233
                                                                                             --------           --------
Net Assets:
     Portfolio shares (authorized 200 million and 1.8 billion shares, respectively for each of the PBHG Mid-Cap Value and Cash Reserves
       Funds -- $0.001 par value) based on 3,174,934 and 166,377,761
       outstanding shares of beneficial interest                                               42,301            166,378
     Accumulated net investment loss                                                              (17)                --
     Accumulated net realized gain on investments                                               2,673                  6
     Net unrealized depreciation on investments                                                (3,025)                --
                                                                                             --------           --------
Net assets                                                                                   $ 41,932           $166,384
                                                                                             ========           ========
Net Asset Value, Offering and Redemption Price Per Share                                     $  13.21           $   1.00
                                                                                             ========           ========



Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                         THE PBHG FUNDS, INC.
                         Statements of Operations (000)
                         -------------------------------------------------------
                         For the Six Months Ended September 30, 1998 (Unaudited)


                                              -----------   -----------   ---------   ------   --------   --------
                                                               PBHG         PBHG       PBHG       PBHG
                                                  PBHG       Emerging     Large Cap   Select      Core       PBHG
                                                 Growth       Growth       Growth     Equity     Growth    Limited
                                                  Fund         Fund         Fund       Fund       Fund       Fund
                                              -----------   -----------   ---------   ------   --------   --------
Investment Income:
     Dividends                                $       261   $       476   $    106   $     40   $     30   $      4
     Interest                                       5,684         2,644        240        519        137        431
     Less: Foreign Taxes Withheld                      --            --         --         --         --         --
                                              -----------   -----------   --------   --------   --------   --------
        Total Investment Income                     5,945         3,120        346        559        167        435
                                              -----------   -----------   --------   --------   --------   --------
Expenses:
     Investment Advisory Fees                      19,435         4,981        541      1,335        572        775
     Administrative Fees                            3,430           879        108        236        101        116
     Transfer Agent Fees                            5,619         1,480        178        385        226        125
     Registration and Filing Fees                     199            64          7         21         22          9
     Printing Fees                                    708           175         21         44         24         24
     Professional Fees                                291            90          8         20         12         10
     Custodian Fees                                   132            35          6          8          7          5
     Insurance and Other Fees                         163            31          4         16         --          6
     Directors' Fees                                   54            26          1          2          1          1
     Amortization of Deferred Organizational
       Costs                                           --            --          1          1          1          4
     Line of Credit                                   125            32          3          8          5          4
     Distribution Fees (1)                            104            --         --         --         --         --
                                              -----------   -----------   --------   --------   --------   --------
Total Expenses                                     30,260         7,793        878      2,076        971      1,079
                                              -----------   -----------   --------   --------   --------   --------
Net Investment Income (Loss)                      (24,315)       (4,673)      (532)    (1,517)      (804)      (644)
                                              -----------   -----------   --------   --------   --------   --------
Net Realized Gain (Loss) from Security
   Transactions                                   (97,415)       16,911      5,973     25,795     11,596      6,020
Net Realized Loss on Foreign Currency
   Transactions                                        --            --         --         --         --         --
Net Change in Unrealized Appreciation
   (Depreciation) on Investments               (1,306,405)     (304,115)   (20,091)   (69,190)   (37,324)   (38,457)
                                              -----------   -----------   --------   --------   --------   --------
Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign
   Currency Transactions                       (1,403,820)     (287,204)   (14,118)   (43,395)   (25,728)   (32,437)
                                              -----------   -----------   --------   --------   --------   --------
Increase (Decrease) in Net Assets Resulting
   from Operations                            $(1,428,135)  $  (291,877)  $(14,650)  $(44,912)  $(26,532)  $(33,081)
                                              ===========   ===========   ========   ========   ========   ========


1. All distribution fees are incurred in the Advisor Class

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


                                       58



                                            ----------  ---------    -------    --------- ------------- --------
                                                PBHG       PBHG        PBHG        PBHG                   PBHG
                                             Large Cap  Large Cap    Mid-Cap    Small Cap      PBHG       Cash
                                                 20        Value       Value       Value  International Reserves
                                                Fund       Fund        Fund        Fund        Fund       Fund
                                            ----------  ---------    -------    --------- ------------- --------
Investment Income:
     Dividends                                $   160    $    597    $    270    $    360    $    212    $   --
     Interest                                     942          46          31          64          15     3,624
     Less: Foreign Taxes Withheld                  --          --          --          --          (6)       --
                                              -------    --------    --------    --------    --------    ------
        Total Investment Income                 1,102         643         301         424         221     3,624
                                              -------    --------    --------    --------    --------    ------
Expenses:
     Investment Advisory Fees                   1,261         240         211         560          90       192
     Administrative Fees                          222          56          37          84          14        96
     Transfer Agent Fees                          214          36          61         124          28       112
     Registration and Filing Fees                  10           3           2           1          10        10
     Printing Fees                                 32           7           6          15           2        18
     Professional Fees                             15           4           3           8           1         7
     Custodian Fees                                 7           8           5           6          16        --
     Insurance and Other Fees                      14           3           3           4           5        --
     Directors' Fees                                2          --          --           1          --         1
     Amortization of Deferred Organizational
       Costs                                        3           1           2           2          --        12
     Line of Credit                                 4           2           1           7          --        --
     Distribution Fees (1)                         --          --          --          --          --        --
                                              -------    --------    --------    --------    --------    ------
Total Expenses                                  1,784         360         331         812         166       448
                                              -------    --------    --------    --------    --------    ------
Net Investment Income (Loss)                     (682)        283         (30)       (388)         55     3,176
                                              -------    --------    --------    --------    --------    ------
Net Realized Gain (Loss) from Security
   Transactions                                 7,044       1,536        (727)     (8,057)        216         2
Net Realized Loss on Foreign Currency
   Transactions                                    --          --          --          --         (14)       --
Net Change in Unrealized Appreciation
   (Depreciation) on Investments               (6,777)     (6,377)     (6,334)    (23,676)     (2,333)       --
                                              -------    --------    --------    --------    --------    ------
Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign
   Currency Transactions                          267      (4,841)     (7,061)    (31,733)     (2,131)        2
                                              -------    --------    --------    --------    --------    ------
Increase (Decrease) in Net Assets Resulting
   from Operations                            $  (415)   $ (4,558)   $ (7,091)   $(32,121)   $ (2,076)   $3,178
                                              =======    ========    ========    ========    ========    ======







                                              --------------  -------------
                                                    PBHG            PBHG
                                                Technology &     Strategic
                                              Communications  Small Company
                                                     Fund           Fund
                                              --------------  -------------
Investment Income:
     Dividends                                   $     17       $    155
     Interest                                         761             60
     Less: Foreign Taxes Withheld                      --             --
                                                 --------       --------
        Total Investment Income                       778            215
                                                 --------       --------
Expenses:
     Investment Advisory Fees                       1,717            431
     Administrative Fees                              303             65
     Transfer Agent Fees                              578            106
     Registration and Filing Fees                      33              5
     Printing Fees                                     62             14
     Professional Fees                                 26              6
     Custodian Fees                                    14              7
     Insurance and Other Fees                          11             --
     Directors' Fees                                    3              1
     Amortization of Deferred Organizational
       Costs                                            1              2
     Line of Credit                                    12              2
     Distribution Fees (1)                             --             --
                                                 --------       --------
Total Expenses                                      2,760            639
                                                 --------       --------
Net Investment Income (Loss)                       (1,982)          (424)
                                                 --------       --------
Net Realized Gain (Loss) from Security
   Transactions                                    41,429           (203)
Net Realized Loss on Foreign Currency
   Transactions                                        --             --
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                  (90,357)       (24,130)
                                                 --------       --------
Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign
   Currency Transactions                          (48,928)       (24,333)
                                                 --------       --------
Increase (Decrease) in Net Assets Resulting
   from Operations                               $(50,910)      $(24,757)
                                                 ========       ========


THE PBHG FUNDS, INC.

--------------------------------------------------------------------------------
For the six month period ended
September 30, 1998 (unaudited) and
the period ending March 31, 1998.



                                                        ------------------------    -----------------------    ---------------------
                                                                   PBHG                       PBHG                     PBHG
                                                                 Growth                  Emerging Growth         Large Cap Growth
                                                                  Fund                         Fund                    Fund
                                                        ------------------------    ------------------------   ---------------------
                                                           4/1/98        4/1/97        4/1/98      4/1/97       4/1/98     4/1/97
                                                             to            to           to           to           to         to
                                                          9/30/98       3/31/98       9/30/98      3/31/98      9/30/98    3/31/98
                                                        -----------   ----------    ----------   -----------   ---------   --------
Investment Activities:
   Net Investment Income (Loss)                         $  (24,315)   $  (41,659)   $   (4,673)  $  (12,141)   $   (532)   $ (1,073)
   Net Realized Gain (Loss) from Security
     Transactions                                          (97,415)      140,179        16,911       52,716       5,973      14,465
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                               --            --            --           --          --          --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                              (1,306,405)    1,461,423      (304,115)     384,540     (20,091)     49,242
                                                        ----------    ----------    ----------   ----------    --------    --------

   Net Increase (Decrease) in Net Assets
     Resulting from Operations                          (1,428,135)    1,559,943      (291,877)     425,115     (14,650)     62,634
                                                        ----------    ----------    ----------   ----------    --------    --------
Distributions to Shareholders From:
   Net Investment Income                                        --            --            --           --          --          --
   Net Realized Gains from Security Transactions                --            --            --           --          --      (1,402)
                                                        ----------    ----------    ----------   ----------    --------    --------
   Total Distributions                                          --            --            --           --          --      (1,402)
                                                        ----------    ----------    ----------   ----------    --------    --------
Capital Share Transactions:
   PBHG Class
   Shares Issued                                         1,263,182     2,552,092       916,736    1,875,607      96,202     174,995
   Shares Issued upon Reinvestment of  Distributions            --            --            --           --          --       1,233
   Shares Redeemed                                      (1,951,430)   (3,392,800)   (1,145,605)  (2,092,185)    (95,573)   (211,769)
                                                        ----------    ----------    ----------   ----------    --------    --------
   Total PBHG Class Transactions                          (688,248)     (840,708)     (228,869)    (216,578)        629     (35,541)
                                                        ----------    ----------    ----------   ----------    --------    --------
   Advisor Class
   Shares Issued                                            13,277        72,982            --           --          --          --
   Shares Issued upon Reinvestment of  Distributions            --            --            --           --          --          --
   Shares Redeemed                                          (6,361)      (11,739)           --           --          --          --
                                                        ----------    ----------    ----------   ----------    --------    --------
   Total Advisor Class Transactions                          6,916        61,243            --           --          --          --
                                                        ----------    ----------    ----------   ----------    --------    --------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                           (681,332)     (779,465)     (228,869)    (216,578)        629     (35,541)
                                                        ----------    ----------    ----------   ----------    --------    --------
   Total Increase (Decrease) in Net Assets              (2,109,467)      780,478      (520,746)     208,537     (14,021)     25,691
                                                        ----------    ----------    ----------   ----------    --------    --------
Net Assets:
   Beginning of Period                                   5,427,607     4,647,129     1,404,157    1,195,620     145,662     119,971
                                                        ----------    ----------    ----------   ----------    --------    --------
   End of Period                                        $3,318,140    $5,427,607    $  883,411   $1,404,157    $131,641    $145,662
                                                        ==========    ==========    ==========   ==========    ========    ========
Shares Issued and Redeemed:
   PBHG Class
   Shares Issued                                            50,972       102,864        39,766       80,964       4,193       9,034
   Shares Issued upon Reinvestment of  Distributions            --            --            --           --          --          66
   Shares Redeemed                                         (77,958)     (133,809)      (49,490)     (88,673)     (4,211)    (11,093)
                                                        ----------    ----------    ----------   ----------    --------    --------
   Total PBHG Class Share Transactions                     (26,986)      (30,945)       (9,724)      (7,709)        (18)     (1,993)
                                                        ----------    ----------    ----------   ----------    --------    --------
   Advisor Class
   Shares Issued                                               532         3,017            --           --          --          --
   Shares Issued upon Reinvestment of  Distributions            --            --            --           --          --          --
   Shares Redeemed                                            (260)         (462)           --           --          --          --
                                                        ----------    ----------    ----------   ----------    --------    --------
   Total Advisor Class Share Transactions                      272         2,555            --           --          --          --
                                                        ----------    ----------    ----------   ----------    --------    --------
   Net Increase (Decrease) in Shares Outstanding           (26,714)      (28,390)       (9,724)      (7,709)        (18)     (1,993)
                                                        ==========    ==========    ==========   ==========    ========    ========



    Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.
-------------------------------
For the six month period ended
September 30, 1998 (unaudited) and
the period ending March 31, 1998.

                                                   -----------------------     ------------------------     ------------------------
                                                             PBHG                        PBHG                          PBHG
                                                         Select Equity               Core Growth                     Limited
                                                             Fund                        Fund                          Fund
                                                   -----------------------     ------------------------     ------------------------
                                                    4/1/98        4/1/97        4/1/98         4/1/97        4/1/98         4/1/97
                                                      to            to            to             to            to             to
                                                    9/30/98       3/31/98       9/30/98        3/31/98       9/30/98       3/31/98
                                                   ---------     ---------     ---------      ---------     ---------     ---------
Investment Activities:
   Net Investment Income (Loss)                    $  (1,517)    $  (4,351)    $    (804)     $  (2,644)    $    (644)    $  (1,200)
   Net Realized Gain (Loss) from Security
     Transactions                                     25,795        21,675        11,596         (5,477)        6,020        11,738
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                         --            --            --             --            --            --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                           (69,190)      140,704       (37,324)        79,526       (38,457)       64,636
                                                    --------      --------      --------       --------      --------      --------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                       (44,912)      158,028       (26,532)        71,405       (33,081)       75,174
                                                    --------      --------      --------       --------      --------      --------
Distributions to Shareholders From:
   Net Investment Income                                  --            --            --             --            --            --
   Net Realized Gains from Security Transactions          --            --            --             --            --        (5,376)
                                                    --------      --------      --------       --------      --------      --------
   Total Distributions                                    --            --            --             --            --        (5,376)
                                                    --------      --------      --------       --------      --------      --------
Capital Share Transactions:
   PBHG Class
   Shares Issued                                     100,802       122,632        87,976        110,417         5,059        19,454
   Shares Issued upon Reinvestment of Distribution        --            --            --             --            --         5,219
   Shares Redeemed                                  (125,914)     (317,070)     (129,247)      (300,307)      (25,141)      (53,823)
                                                    --------      --------      --------       --------      --------      --------
   Total PBHG Class Transactions                     (25,112)     (194,438)      (41,271)      (189,890)      (20,082)      (29,150)
                                                    --------      --------      --------       --------      --------      --------
   Advisor Class
   Shares Issued                                          --            --            --             --            --            --
   Shares Issued upon Reinvestment of  Distributions      --            --            --             --            --            --
   Shares Redeemed                                        --            --            --             --            --            --
                                                    --------      --------      --------       --------      --------      --------
   Total Advisor Class Transactions                       --            --            --             --            --            --
                                                    --------      --------      --------       --------      --------      --------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                      (25,112)     (194,438)      (41,271)      (189,890)      (20,082)      (29,150)
                                                    --------      --------      --------       --------      --------      --------
   Total Increase (Decrease) in Net Assets           (70,024)      (36,410)      (67,803)      (118,485)      (53,163)       40,648
                                                    --------      --------      --------       --------      --------      --------
Net Assets:
   Beginning of Period                               336,076       372,486       165,510        283,995       178,168       137,520
                                                    --------      --------      --------       --------      --------      --------
   End of Period                                    $266,052      $336,076      $ 97,707       $165,510      $125,005      $178,168
                                                    ========      ========      ========       ========       =======      ========

Shares Issued and Redeemed:
   PBHG Class
   Shares Issued                                       4,288         6,144         7,082          9,459           402         1,549
   Shares Issued upon Reinvestment of Distributions       --            --            --             --            --           442
   Shares Redeemed                                    (5,393)      (15,642)      (10,259)       (24,681)       (1,966)       (4,532)
                                                    --------      --------      --------       --------      --------      --------
   Total PBHG Class Share Transactions                (1,105)       (9,498)       (3,177)       (15,222)       (1,564)       (2,541)
                                                    --------      --------      --------       --------      --------      --------
   Advisor Class
   Shares Issued                                          --            --            --             --            --            --
   Shares Issued upon Reinvestment of Distributions       --            --            --             --            --            --
   Shares Redeemed                                        --            --            --             --            --            --
                                                    --------      --------      --------       --------      --------      --------
   Total Advisor Class Share Transactions                 --            --            --             --            --            --
                                                    --------      --------      --------       --------      --------      --------
   Net Increase (Decrease) in Shares Outstanding      (1,105)       (9,498)       (3,177)       (15,222)       (1,564)       (2,541)
                                                    ========      ========      ========       ========       =======      ========




                                                         ----------------------
                                                                  PBHG
                                                             Large Cap 20
                                                                  Fund
                                                         ----------------------
                                                         4/1/98        4/1/97
                                                           to             to
                                                         9/30/98       3/31/98
                                                         --------     ---------
Investment Activities:
   Net Investment Income (Loss)                          $   (682)    $    (857)
   Net Realized Gain (Loss) from Security
     Transactions                                           7,044         8,307
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                              --            --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                                 (6,777)       52,271
                                                         --------      --------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                               (415)       59,721
                                                         --------      --------
Distributions to Shareholders From:
   Net Investment Income                                       --            --
   Net Realized Gains from Security Transactions               --            --
                                                         --------      --------
   Total Distributions                                         --            --
                                                         --------      --------
Capital Share Transactions:
   PBHG Class
   Shares Issued                                          424,816       228,573
   Shares Issued upon Reinvestment of Distributions            --            --
   Shares Redeemed                                       (241,221)     (165,482)
                                                         --------      --------
   Total PBHG Class Transactions                          183,595        63,091
                                                         --------      --------
   Advisor Class
   Shares Issued                                               --            --
   Shares Issued upon Reinvestment of  Distributions           --            --
   Shares Redeemed                                             --            --
                                                         --------      --------
   Total Advisor Class Transactions                            --            --
                                                         --------      --------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                           183,595        63,091
                                                         --------      --------
   Total Increase (Decrease) in Net Assets                183,180       122,812
                                                         --------      --------
Net Assets:
   Beginning of Period                                    192,631        69,819
                                                         --------      --------
   End of Period                                         $375,811      $192,631
                                                         ========      ========

Shares Issued and Redeemed:
   PBHG Class
   Shares Issued                                           24,807        17,218
   Shares Issued upon Reinvestment of Distributions            --            --
   Shares Redeemed                                        (14,341)      (12,712)
                                                         --------      --------
   Total PBHG Class Share Transactions                     10,466         4,506
                                                         --------      --------
   Advisor Class
   Shares Issued                                               --            --
   Shares Issued upon Reinvestment of Distributions            --            --
   Shares Redeemed                                             --            --
                                                         --------      --------
   Total Advisor Class Share Transactions                      --            --
                                                         --------      --------
   Net Increase (Decrease) in Shares Outstanding           10,466         4,506
                                                         ========      ========



    Amounts designated as "--" are either $0 or have been rounded to $0.

THE PBHG FUNDS, INC.

------------------------------------------------------

For the six month period ended
September 30, 1998 (unaudited) and
the period ending March 31, 1998.

                                                       ----------------------     ----------------------        --------------------
                                                                PBHG                        PBHG                         PBHG
                                                         Large Cap Value              Mid-Cap Value                Small Cap Value
                                                                Fund                        Fund                         Fund
                                                       ----------------------     ----------------------     ----------------------
                                                        4/1/98        4/1/97       4/1/98        5/1/971(1)  4/1/98       5/1/971(1)
                                                          to             to          to             to         to             to
                                                       9/30/98        3/31/98      9/30/98       3/31/98     9/30/98        3/31/98
                                                       -------        -------     --------       -------     --------      ---------
Investment Activities:
   Net Investment Income (Loss)                        $   283        $   555     $   (30)       $   (41)    $  (388)      $   (264)
   Net Realized Gain (Loss) from Security
     Transactions                                        1,536         12,603        (727)         5,307      (8,057)        10,557
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                           --             --          --             --          --             --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                              (6,377)         5,906      (6,334)         3,309     (23,676)         6,382
                                                       -------        -------     -------        -------     -------       --------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                    (4,558)        19,064      (7,091)         8,575     (32,121)        16,675
                                                       -------        -------     -------        -------     -------       --------
Distributions to Shareholders From:
   Net Investment Income                                    --           (343)         --             --          --             --
   Net Realized Gains from Security Transactions            --         (5,030)         --         (1,853)         --         (3,873)
                                                       -------        -------     -------        -------     -------       --------
   Total Distributions                                      --         (5,373)         --         (1,853)         --         (3,873)
                                                       -------        -------     -------        -------     -------       --------
Capital Share Transactions:
   PBHG Class
   Shares Issued                                         9,174         60,032      30,049         95,035      54,717        209,518
   Shares Transferred                                       --         10,076          --             --          --             --
   Shares Issued upon Reinvestment of  Distributions        --          5,275          --          1,731          --          3,541
   Shares Redeemed                                     (13,561)       (38,860)    (35,199)       (49,315)    (70,417)      (100,027)
                                                       -------        -------     -------        -------     -------       --------
   Total PBHG Class Transactions                        (4,387)        36,523      (5,150)        47,451     (15,700)       113,032
                                                       -------        -------     -------        -------     -------       --------
   Advisor Class
   Shares Issued                                            --             --          --             --          --             --
   Shares Issued upon Reinvestment of  Distributions        --             --          --             --          --             --
   Shares Redeemed                                          --             --          --             --          --             --
                                                       -------        -------     -------        -------     -------       --------
   Total Advisor Class Transactions                         --             --          --             --          --             --
                                                       -------        -------     -------        -------     -------       --------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                         (4,387)        36,523      (5,150)        47,451     (15,700)       113,032
                                                       -------        -------     -------        -------     -------       --------
   Total Increase (Decrease) in Net Assets              (8,945)        50,214     (12,241)        54,173     (47,821)       125,834
                                                       -------        -------     -------        -------     -------       --------
Net Assets:
   Beginning of Period                                  76,476         26,262      54,173           --       125,834           --
                                                       -------        -------     -------        -------     -------       --------
   End of Period                                       $67,531        $76,476     $41,932        $54,173     $78,013       $125,834
                                                       =======        =======     =======        =======     =======       ========

Shares Issued and Redeemed:
   PBHG Class
   Shares Issued                                           704          5,169       2,010          7,022       3,772         15,018
   Shares Transferred(2)                                    --            989          --             --          --             --
   Shares Issued upon Reinvestment of  Distributions        --            460          --            132          --            264
   Shares Redeemed                                      (1,040)        (3,337)     (2,377)        (3,612)     (5,004)        (7,103)
                                                       -------        -------     -------        -------     -------       --------
   Total PBHG Class Share Transactions                    (336)         3,281        (367)         3,542      (1,232)         8,179
                                                       -------        -------     -------        -------     -------       --------
   Advisor Class
   Shares Issued                                            --             --          --             --          --             --
   Shares Issued upon Reinvestment of  Distributions        --             --          --             --          --             --

   Shares Redeemed                                          --             --          --             --          --             --
                                                       -------        -------     -------        -------     -------       --------
   Total Advisor Class Share Transactions                   --             --          --             --          --             --
                                                       -------        -------     -------        -------     -------       --------
   Net Increase (Decrease) in Shares Outstanding          (336)         3,281        (367)         3,542      (1,232)         8,179
                                                       =======        =======      ======         ======     =======       ========



(1) The PBHG Mid-Cap Value and PBHG Small Cap Value Funds commenced operations on May 1, 1997
(2) Net asset value of shares issued in connection with the transfer of the Newbold Equity Fund's Net Assets. Reference note 6 to Financial Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

                                                        -----------------------   ----------------------      ----------------------
                                                                 PBHG                     PBHG                   PBHG Technology &
                                                            International            Cash Reserves                Communications
                                                                 Fund                     Fund                         Fund
                                                        -----------------------   ----------------------      ----------------------
                                                         4/1/98         4/1/97     4/1/98       4/1/97        4/1/98      4/1/97
                                                           to            to          to          to              to          to
                                                        9/30/98        3/31/98     9/30/98     3/31/98        9/30/98     3/31/98
                                                        --------      --------   ----------- -----------     ---------   ----------
Investment Activities:
   Net Investment Income (Loss)                         $     55      $    (26)  $     3,176 $     9,338     $  (1,982)  $   (5,482)
   Net Realized Gain (Loss) from Security
     Transactions                                            216         1,631             2           5        41,429        4,812
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                            (14)          (22)           --          --            --           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                                (2,333)        2,014            --          --       (90,357)     179,889
                                                       ---------   -----------   -----------  ----------   -----------  -----------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                      (2,076)        3,597         3,178       9,343       (50,910)     179,219
                                                       ---------   -----------   -----------  ----------   -----------  -----------
Distributions to Shareholders From:
   Net Investment Income                                      --            --        (3,176)     (9,338)           --           --
   Net Realized Gains from Security Transactions              --        (1,541)           --          --            --      (26,386)
                                                       ---------   -----------   -----------  ----------   -----------  -----------
   Total Distributions                                        --        (1,541)       (3,176)     (9,338)           --      (26,386)
                                                       ---------   -----------   -----------  ----------   -----------  -----------
   PBHG Class
   Shares Issued                                          29,228        49,801     1,490,266   1,974,482       581,474      910,539
   Shares Transferred                                         --            --            --          --            --           --
   Shares Issued upon Reinvestment of  Distributions          --         1,478         2,386       9,128            --       25,100
   Shares Redeemed                                       (35,246)      (53,695)   (1,443,844) (2,207,617)     (715,869)  (1,085,931)
                                                       ---------   -----------   -----------  ----------   -----------  -----------
   Total PBHG Class Transactions                          (6,018)       (2,416)       48,808    (224,007)     (134,395)    (150,292)
                                                       ---------   -----------   -----------  ----------   -----------  -----------
   Advisor Class
   Shares Issued                                              --            --            --          --            --           --
   Shares Issued upon Reinvestment of  Distributions          --            --            --          --            --           --
   Shares Redeemed                                            --            --            --          --            --           --
                                                       ---------   -----------   -----------  ----------   -----------  -----------
   Total Advisor Class Transactions                           --            --            --          --            --           --
                                                       ---------   -----------   -----------  ----------   -----------  -----------
     Capital Share Transactions                           (6,018)       (2,416)       48,808    (224,007)     (134,395)    (150,292)
                                                       ---------   -----------   -----------  ----------   -----------  -----------
   Total Increase (Decrease) in Net Assets                (8,094)         (360)       48,810    (224,002)     (185,305)       2,541
                                                       ---------   -----------   -----------  ----------   -----------  -----------
Net Assets:
   Beginning of Period                                    20,905        21,265       117,574     341,576       495,697      493,156
                                                       ---------   -----------   -----------  ----------   -----------  -----------
   End of Period                                          12,811   $    20,905   $   166,384  $  117,574   $   310,392  $   495,697
                                                       =========   ===========   ===========  ==========   ===========  ===========
   PBHG Class
   Shares Issued                                           2,482         4,207     1,490,266   1,974,482        31,802       49,980
   Shares Transferred(2)                                      --            --            --          --            --           --
   Shares Issued upon Reinvestment of  Distributions          --           143         2,386       9,128            --        1,474
   Shares Redeemed                                        (2,976)       (4,503)   (1,443,844) (2,207,617)      (39,046)     (59,449)
                                                        --------       -------    ----------  ----------      --------   ----------
   Total PBHG Class Share Transactions                      (494)         (153)       48,808    (224,007)       (7,244)      (7,995)
                                                       ---------   -----------   -----------  ----------   -----------  -----------
   Advisor Class
   Shares Issued                                              --            --            --          --            --           --
   Shares Issued upon Reinvestment of  Distributions          --            --            --          --            --           --

   Shares Redeemed                                            --            --            --          --            --           --
                                                       ---------   -----------   -----------  ----------   -----------  -----------
   Total Advisor Class Share Transactions                     --            --            --          --            --           --
                                                       ---------   -----------   -----------  ----------   -----------  -----------
   Net Increase (Decrease) in Shares Outstanding            (494)         (153)       48,808    (224,007)       (7,244)      (7,995)
                                                       =========   ===========   ===========  ==========   ===========  ===========




                                                                -----------------------
                                                                    PBHG Strategic
                                                                     Small Company
                                                                        Fund
                                                                -----------------------
                                                                 4/1/98        4/1/97
                                                                   to            to
                                                                 9/30/98       3/31/98
                                                                --------      ---------
Investment Activities:
   Net Investment Income (Loss)                                 $  (424)      $   (945)
   Net Realized Gain (Loss) from Security
     Transactions                                                  (203)        13,618
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                    --             --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                                      (24,130)        25,036
                                                                -------       --------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                            (24,757)        37,709
                                                                -------       --------
Distributions to Shareholders From:
   Net Investment Income                                             --             --
   Net Realized Gains from Security Transactions                     --         (8,154)
                                                                -------       --------
   Total Distributions                                               --         (8,154)
                                                                -------       --------
Capital Share Transactions:
   PBHG Class
   Shares Issued                                                 14,644        127,228
   Shares Transferred                                                --             --
   Shares Issued upon Reinvestment of  Distributions                 --          7,759
   Shares Redeemed                                              (44,174)      (113,941)
                                                                -------       --------
   Total PBHG Class Transactions                                (29,530)        21,046
                                                                -------       --------
   Advisor Class
   Shares Issued                                                     --             --
   Shares Issued upon Reinvestment of  Distributions                 --             --
   Shares Redeemed                                                   --             --
                                                                -------       --------
   Total Advisor Class Transactions                                  --             --
                                                                -------       --------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                 (29,530)        21,046
                                                                -------       --------
   Total Increase (Decrease) in Net Assets                      (54,287)        50,601
                                                                -------       --------
Net Assets:
   Beginning of Period                                          111,983         61,382
                                                                -------       --------
   End of Period                                                $57,696       $111,983
                                                                =======       ========
Shares Issued and Redeemed:
   PBHG Class
   Shares Issued                                                  1,254         10,645
   Shares Transferred (2)                                            --             --
   Shares Issued upon Reinvestment of  Distributions                 --            684
   Shares Redeemed                                               (3,734)        (9,564)
                                                                -------       --------
   Total PBHG Class Share Transactions                           (2,480)         1,765
                                                                -------       --------
   Advisor Class
   Shares Issued                                                     --             --
   Shares Issued upon Reinvestment of  Distributions                 --             --

   Shares Redeemed                                                   --             --
                                                                -------       --------
   Total Advisor Class Share Transactions                            --             --
                                                                -------       --------
   Net Increase (Decrease) in Shares Outstanding                 (2,480)         1,765
                                                                =======       ========

THE PBHG FUNDS, INC.

Financial Highlights
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Fiscal Year or Period
For the Period Ended September 30, 1998 (unaudited)





                                     Realized
              Net                      and                                      Net                   Net
             Asset         Net      Unrealized  Distributions  Distributions   Asset                Assets
             Value     Investment    Gains or     from Net         from        Value                End of
           Beginning     Income    (Losses) on   Investment       Capital     End of   Total        Period
           of Period     (Loss)     Securities     Income          Gains      Period   Return        (000)
------------------------------------------------------------------------------------------------------------
----------------
PBHG Growth Fund
----------------
  PBHG Class
  1998**     $28.23     $(0.23)      $(7.96)          --              --      $20.04  (29.01)%+   $3,249,472
  1998        21.06      (0.26)        7.43           --              --       28.23   34.05%      5,338,380
  1997        25.30      (0.10)       (4.14)          --              --       21.06  (16.76)%     4,634,138
  1996        16.70      (0.06)        8.66           --              --       25.30   51.50%      3,298,666
  1995        14.67      (0.05)        2.09           --          $(0.01)      16.70   13.92%      1,014,832
  1994(1)     10.83      (0.03)        4.06           --           (0.19)      14.67   37.28%        319,059

  PBHG Advisor Class
  1998**     $28.12     $(0.14)      $(8.04)          --              --      $19.94  (29.09)%+      $68,668
  1998        21.03      (0.15)        7.24           --              --       28.12   33.71%         89,227
  1997(2)     25.42      (0.06)       (4.33)          --              --       21.03  (17.27)%+       12,991

-------------------------
PBHG Emerging Growth Fund
-------------------------
  PBHG Class
  1998**     $25.83     $(0.18)      $(5.86)          --              --      $19.79  (23.38)%+   $  883,411
  1998        19.26      (0.24)        6.81           --              --       25.83   34.11%      1,404,157
  1997        23.07      (0.11)       (2.87)          --          $(0.83)      19.26  (13.71)%     1,195,620
  1996        16.10      (0.07)        8.03           --           (0.99)      23.07   50.16%        689,705
  1995(3,4)   14.59      (0.01)        1.56           --           (0.04)      16.10   10.64%+       411,866
  1994(3)     13.22      (0.03)        2.38           --           (0.98)      14.59   19.64%        113,329

--------------------------
PBHG Large Cap Growth Fund
--------------------------
  PBHG Class
  1998**     $22.69     $(0.08)      $(2.05)          --              --      $20.56  (9.39)%+    $  131,641
  1998        14.26      (0.19)        8.82           --          $(0.20)      22.69   60.80%        145,662
  1997        14.53      (0.05)       (0.21)          --           (0.01)      14.26   (1.77)%       119,971
  1996(6)     10.00      (0.03)        4.97           --           (0.41)      14.53   50.47%*        53,759

-----------------------
PBHG Select Equity Fund
-----------------------
  PBHG Class
  1998**     $24.15     $(0.17)      $(3.21)          --              --      $20.77  (14.00)%+   $  266,052
  1998        15.91      (0.44)        8.68           --              --       24.15   51.79%        336,076
  1997        17.27      (0.13)       (1.03)          --          $(0.20)      15.91   (6.94)%       372,486
  1996(6)     10.00      (0.05)        7.68           --           (0.36)      17.27   77.75%*       202,796

---------------------
PBHG Core Growth Fund
---------------------
  PBHG Class
  1998**     $13.53     $(0.24)      $(2.50)          --              --      $10.79  (20.25)%+   $   97,707
  1998        10.34      (0.33)        3.52           --              --       13.53   30.85%        165,510
  1997        11.82      (0.09)       (1.39)          --              --       10.34  (12.52)%       283,995
  1996(5)     10.00         --         1.82           --              --       11.82   18.20%+        31,092

-----------------
PBHG Limited Fund
-----------------
  PBHG Class
  1998**     $14.08     $(0.07)      $(2.74)          --              --      $11.27  (19.96)%+   $  125,005
  1998         9.05      (0.10)        5.53           --          $(0.40)      14.08   60.78%        178,168
  1997(8)     10.00       0.02        (0.93)      $(0.03)          (0.01)       9.05   (9.15)%+      137,520
----------------------
PBHG Large Cap 20 Fund
----------------------
  PBHG Class
  1998**     $15.98     $(0.04)      $ 0.75           --              --      $16.69    4.44%+    $  375,811
  1998         9.25      (0.07)        6.80           --              --       15.98   72.76%        192,631
  1997(9)     10.00      (0.01)       (0.73)      $(0.01)             --        9.25   (7.40)%+       69,819

-------------------------
PBHG Large Cap Value Fund
-------------------------
  PBHG Class
  1998**     $13.01     $ 0.05       $(0.88)          --              --      $12.18   (6.38)%+   $   67,531
  1998        10.11       0.02         3.84       $(0.06)         $(0.90)      13.01   39.47%         76,476
  1997(10)    10.00       0.02         0.09           --              --       10.11    1.10%+        26,262


                                                          Ratio
                                                         of Net
                             Ratio                     Investment
                             of Net        Ratio         Income
                           Investment   of Expenses      (Loss)
               Ratio of      Income     to Average     to Average
               Expenses      (Loss)     Net Assets     Net Assets      Portfolio
              to Average   to Average   (Excluding     (Excluding      Turnover
              Net Assets   Net Assets     Waivers)       Waivers)        Rate
--------------------------------------------------------------------------------
----------------
PBHG Growth Fund
----------------
  PBHG Class
  1998**        1.32%*      (1.06)%*       1.32%*        (1.06)%*       38.98%
  1998          1.26%       (0.74)%        1.26%         (0.74)%        94.21%
  1997          1.25%       (0.69)%        1.25%         (0.69)%        64.89%
  1996          1.48%       (0.79)%        1.48%         (0.79)%        44.64%
  1995          1.50%       (0.69)%        1.50%         (0.69)%       118.75%
  1994(1)       1.55%       (0.78)%        1.59%         (0.82)%        94.28%

  PBHG Advisor Class
  1998**        1.57%*      (1.31)%*       1.57%*        (1.31)%*       38.98%
  1998          1.51%       (1.02)%        1.51%         (1.02)%        94.21%
  1997(2)       1.53%*      (1.11%)*       1.53%*        (1.11%)*       64.89%

-------------------------
PBHG Emerging Growth Fund
-------------------------
  PBHG Class
  1998**        1.33%*      (0.80)%*       1.33%*        (0.80%)*       37.38%
  1998          1.27%       (0.80%)        1.27%         (0.80%)        95.21%
  1997          1.28%       (0.36)%        1.28%         (0.36)%        47.75%
  1996          1.47%       (0.42)%        1.47%         (0.42)%        97.05%
  1995(3,4)     1.50%*      (0.08%)*       1.50%*        (0.08%)*       27.50%
  1994(3)       1.45%       (0.77)%        1.45%         (0.77)%        95.75%

--------------------------
PBHG Large Cap Growth Fund
--------------------------
  PBHG Class
  1998**        1.22%*      (0.74)%*       1.22%*        (0.74)%*       22.96%
  1998          1.22%       (0.79)%        1.22%         (0.79)%        46.56%
  1997          1.23%       (0.47)%        1.23%         (0.47)%        51.70%
  1996(6)       1.50%*      (0.66%)*       2.07%*        (1.23%)*      116.75%

-----------------------
PBHG Select Equity Fund
-----------------------
  PBHG Class
  1998**        1.32%*      (0.97)%*       1.32%*        (0.97)%*       21.00%
  1998          1.35%       (1.15)%        1.35%         (1.15)%        72.16%
  1997          1.26%       (0.76)%        1.26%         (0.76)%        71.70%
  1996(6)       1.50%*      (0.74%)*       1.73%*        (0.97)%*      206.22%

---------------------
PBHG Core Growth Fund
---------------------
  PBHG Class
  1998**        1.44%*      (1.19)%*       1.44%*        (1.19)%*       41.66%
  1998          1.35%       (1.07)%        1.35%         (1.07)%        72.78%
  1997          1.36%       (0.77)%        1.36%         (0.77)%        46.75%
  1996(5)       1.50%*      (0.18)%*       2.92%*        (1.60)%*       17.00%

-----------------
PBHG Limited Fund
-----------------
  PBHG Class
  1998**        1.39%*      (0.83)%*       1.39%*        (0.83)%*       38.31%
  1998          1.40%       (0.72)%        1.40%         (0.72)%        81.36%
  1997(8)       1.42%*       0.33%*        1.42%*         0.33%*        75.46%
----------------------
PBHG Large Cap 20 Fund
----------------------
  PBHG Class
  1998**        1.20%*      (0.46)%*       1.20%*        (0.46)%*       33.88%
  1998          1.41%       (0.79)%        1.41%         (0.79)%        98.27%
  1997(9)       1.50%*       0.17%*        1.50%*         0.17%*        43.98%

-------------------------
PBHG Large Cap Value Fund
-------------------------
  PBHG Class
  1998**        0.97%*       0.77%*        0.97%*         0.77%*       305.19%
  1998          1.17%        0.98%         1.17%          0.98%        403.59%
  1997(10)      1.50%*       1.61%*        1.74%*         1.37%*         0.00%





                                     Realized
              Net                      and                                      Net                   Net
             Asset         Net      Unrealized  Distributions  Distributions   Asset                Assets
             Value     Investment    Gains or     from Net         from        Value                End of
           Beginning     Income    (Losses) on   Investment       Capital     End of   Total        Period
           of Period     (Loss)     Securities     Income          Gains      Period   Return        (000)
------------------------------------------------------------------------------------------------------------
-----------------------
PBHG Mid-Cap Value Fund
-----------------------
  PBHG Class
  1998**     $15.30     $(0.01)      $(2.08)          --              --      $13.21  (13.66)%+   $   43,932
  1998(12)    10.00      (0.01)        6.00           --          $(0.69)      15.30   61.06%+        54,173

-------------------------
PBHG Small Cap Value Fund
-------------------------
  PBHG Class
  1998**     $15.38     $(0.06)      $(4.09)          --              --      $11.23  (26.98)%+   $   78,013
  1998(12)    10.00      (0.03)        6.15           --          $(0.74)      15.38   62.27%+       125,834

-----------------------
PBHG International Fund
-----------------------
  PBHG Class
  1998**     $12.04     $ 0.03       $(1.75)          --              --      $10.32  (14.29)%+   $   12,811
  1998        11.26      (0.03)        1.83           --          $(1.02)      12.04   17.46%         20,905
  1997        10.55         --         0.71           --              --       11.26    6.73%         21,265
  1996         9.13      (0.04)        1.46           --              --       10.55   15.55%         11,243
  1995(11)    10.00      (0.03)       (0.80)          --           (0.04)       9.13   (8.33)%+       15,236

-----------------------
PBHG Cash Reserves Fund
-----------------------
  PBHG Class
  1998**     $ 1.00     $ 0.02           --       $(0.02)             --       $1.00    2.51%+    $  166,384
  1998         1.00       0.05           --        (0.05)             --        1.00    5.13%        117,574
  1997         1.00       0.05           --        (0.05)             --        1.00    4.89%        341,576
  1996(6)      1.00       0.05           --        (0.05)             --        1.00    5.24%*        99,001

-------------------------------------
PBHG Technology & Communications Fund
-------------------------------------
  PBHG Class
  1998**     $19.27     $(0.22)      $(2.25)          --              --      $16.80  (12.82)%+   $  310,392
  1998        14.63      (0.23)        5.72           --          $(0.85)      19.27   38.29%        495,697
  1997        12.48      (0.05)        2.55           --           (0.35)      14.63   19.59%        493,156
  1996(7)     10.00      (0.02)        2.50           --              --       12.48   24.82%+        61,772

---------------------------------
PBHG Strategic Small Company Fund
---------------------------------
  PBHG Class
  1998**     $12.89     $(0.11)      $(3.49)          --              --      $ 9.29  (27.93)%+   $   57,696
  1998         8.86      (0.11)        5.01           --          $(0.87)      12.89   56.54%        111,983
  1997(10)    10.00         --        (1.14)          --              --        8.86  (11.40)%+       61,382


                                                          Ratio
                                                         of Net
                             Ratio                     Investment
                             of Net        Ratio         Income
                           Investment   of Expenses      (Loss)
               Ratio of      Income     to Average     to Average
               Expenses      (Loss)     Net Assets     Net Assets      Portfolio
              to Average   to Average   (Excluding     (Excluding      Turnover
              Net Assets   Net Assets     Waivers)       Waivers)        Rate
--------------------------------------------------------------------------------
-----------------------
PBHG Mid-Cap Value Fund
-----------------------
  PBHG Class
  1998**        1.34%*      (0.12)%*       1.34%*        (0.12)%*      409.81%
  1998(12)      1.48%*      (0.17)%*       1.48%*        (0.17)%*      399.96%

-------------------------
PBHG Small Cap Value Fund
-------------------------
  PBHG Class
  1998**        1.45%*      (0.69)%*       1.45%*        (0.69)%*      146.11%
  1998(12)      1.49%       (0.52)%*       1.49%*        (0.52)%       263.04%

-----------------------
PBHG International Fund
-----------------------
  PBHG Class
  1998**        1.91%*      (0.59)%*       1.91%*        (0.59)%*       22.78%
  1998          2.00%       (0.13)%        2.00%         (0.13)%        85.94%
  1997          2.22%       (0.32)%        2.22%         (0.32)%        74.82%
  1996          2.25%       (0.22)%        3.03%         (1.00)%       140.26%
  1995(11)      2.25%*      (0.43)%*       2.36%*        (0.54)%*       81.72%

-----------------------
PBHG Cash Reserves Fund
-----------------------
  PBHG Class
  1998**        0.70%*       4.95%*        0.70%*         4.95%*          n/a
  1998          0.68%        5.00%         0.68%          5.00%           n/a
  1997          0.68%        4.79%         0.68%          4.79%           n/a
  1996(6)       0.70%*       5.05%*        0.88%*         4.87%*          n/a

-------------------------------------
PBHG Technology & Communications Fund
-------------------------------------
  PBHG Class
  1998**        1.37%*      (0.98)%*       1.37%*        (0.98)%*      116.27%
  1998          1.30%       (0.91)%        1.30%         (0.91)%       259.89%
  1997          1.33%       (0.59)%        1.33%         (0.59)%       289.91%
  1996(7)       1.50%*      (0.50)%*       2.00%*        (1.00)%*      125.99%

---------------------------------
PBHG Strategic Small Company Fund
---------------------------------
  PBHG Class
  1998**        1.48%*      (0.98)%*       1.48%*        (0.98)%*       65.71%
  1998          1.45%       (0.92)%        1.45%         (0.92)%       215.46%
  1997(10)      1.50%*       0.18%*        1.50%*         0.18%*        88.88%

----------
   * Annualized

  ** For the six month period ended September 30, 1998

   + Total returns have not been annualized.

 (1) The information set forth in this table for the period prior to June 2, 1994 is the financial data of the Pilgrim Baxter Growth Fund, a series of the Advisor's Inner Circle II Fund. PBHG Growth Fund aquired the assetts and liabilities of the Pilgrim Baxter Growth Fund on June 2, 1994.

 (2) The PBHG Growth Fund Advisor Class commenced operations on August 19, 1996.

 (3) The information set forth in this table for the periods prior to June 2, 1994 is the financial data of the Pilgrim Baxter Emerging Growth Fund, a series of the Advisors' Inner Circle Fund. The Emerging Growth Fund acquired the assets and assumed the liabilities of the Pilgrim Baxter Emerging Growth Fund on June 2, 1994. The PBHG Emerging Growth Fund retained the October 31 fiscal year end of its predecessor only for fiscal year 1994. PBHG Emerging Growth Fund changed its fiscal year end to March 31 in 1995 and reported financial information for the fiscal period from November 1, 1994 to March 31, 1995.

 (4) Per share calculations were performed using average shares for the period.

 (5) The PBHG Core Growth Fund commenced operations on January 2, 1996.

 (6) The PBHG Large Cap Growth Fund, the PBHG Select Equity Fund, and the PBHG Cash Reserves Fund commenced operations on April 5, 1995.

 (7) The PBHG Technology & Communications Fund commenced operations on October 2, 1995.

 (8) The PBHG Limited Fund commenced operations on July 1, 1996.

 (9) The PBHG Large Cap 20 Fund commenced operations on December 1, 1996.

(10) The PBHG Large Cap Value Fund and the PBHG Strategic Small Company Fund commenced operations on January 2, 1997.

(11) The PBHG International Fund commenced operations on June 14, 1994.

(12) The PBHG Mid-Cap Value and the PBHG Small Cap Value Funds commenced operations May 1, 1997.

  Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.
Notes to Financial Statements
------------------------------------
As of September 30, 1998 (unaudited)


1. Organization

The PBHG Funds, Inc. (the "Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fourteen series: the PBHG Growth Fund (the "Growth Fund"), the PBHG Emerging Growth Fund (the "Emerging Growth Fund"), the PBHG Large Cap Growth Fund (the "Large Cap Growth Fund"), the PBHG Select Equity Fund (the "Select Equity Fund"), the PBHG Core Growth Fund (the "Core Growth Fund"), the PBHG Limited Fund (the "Limited Fund"), the PBHG Large Cap 20 Fund (the "Large Cap 20 Fund"), the PBHG Large Cap Value Fund (the "Large Cap Value Fund"), the PBHG Mid-Cap Value Fund (the "Mid-Cap Value Fund"), the PBHG Small Cap Value Fund (the "Small Cap Value Fund"), the PBHG International Fund (the "International Fund"), the PBHG Technology & Communications Fund (the "Technology & Communications Fund"), and the PBHG Strategic Small Company Fund ("the Strategic Small Company Fund"), (collectively referred to as the "Equity Portfolios"), and the PBHG Cash Reserves Fund (the "Cash Reserves Fund") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio is classified as a diversified management investment company, with the exception of the Large Cap 20 Fund which is classified as a nondiversified management investment company. Each Portfolio's prospectus provides a description of its investment objectives, policies and investment strategies. The Fund is registered to offer two classes of shares, PBHG Class and Advisor Class, formerly known as the "Trust Class." Currently, the Advisor Class of shares is only offered by the Growth Fund. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.



2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Portfolios.

Security Valuation -- Investment securities of the Equity Portfolios that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the last bid price. Short-term investments may be valued at amortized cost which approximates market value. Foreign securities in the International Fund are valued based upon quotations from the primary market in which they are traded. The values of investment securities held by the Cash Reserves Fund are stated at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

Dividends -- Dividends from net investment income for the Equity Portfolios are declared annually, if available. Dividends from net investment income for the Cash Reserves Fund are declared daily and paid monthly. Distributions of net realized capital gains, for all portfolios, are generally made to shareholders annually.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of March 31, 1998, primarily attributable to certain net operating losses, which for tax purposes, are not available to offset future income or have been used to offset net short-term capital gains, have been reclassified to the following accounts:

                                                 Accumulated Net
                             Paid-In-Capital      Realized Gain
                                  (000)               (000)
                             ---------------     ---------------
Growth Fund                     $41,659             $   --
Emerging Growth Fund             12,144                  4
Large Cap Growth Fund             1,073                 --
Select Equity Fund                4,351                 --
Core Growth Fund                  1,354                 --
Limited Fund                         --              1,198
Large Cap 20 Fund                   182                692
Mid-Cap Value Fund                   --                 54
Small Cap Value Fund                 --                288
International Fund                   --                 38
Technology & Communications Fund    624              4,858
Strategic Small Company Fund         --                930



These reclassifications have no effect on net assets or net asset value per share.

Federal Income Taxes -- It is each Portfolio's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Net Asset Value Per Share -- The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Pilgrim Baxter & Associates, Ltd. (the "Adviser") ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

Futures Transactions -- Certain Portfolios invest in futures contracts solely for the purpose of hedging existing portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market conditions. These Portfolios may enter into futures contracts subject to prospectus defined limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities as an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the

                                            THE PBHG FUNDS, INC.

secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

Foreign Currency Translation -- The books and records of the International Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

  (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The International Fund reports gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

Forward Foreign Currency Exchange Contracts -- In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Fund may enter into forward foreign currency exchange contracts. Foreign currency exchange contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions. At September 30, 1998 the International Fund had $1,385 in unrealized depreciation on such foreign currency contracts.

Other -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

All organizational costs incurred with the start up of the Emerging Growth Fund, the Core Growth Fund, the Select Equity Fund, the Large Cap Growth Fund, the Technology & Communications Fund, the Limited Fund, the Large Cap 20 Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the Strategic Small Company Fund, the International Fund and the Cash Reserves Fund are being amortized on a straight line basis over a period of sixty months. In the event that any of the initial shares of the Portfolio are redeemed by any holder thereof during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.



3. Investment Advisory Fees, Administrative Fees and Other Transactions with Affiliates

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Growth, Emerging Growth, Core Growth, Select Equity, Technology & Communications, Large Cap 20, and Mid-Cap Value Funds, 0.75% of the average daily net assets of the Large Cap Growth Fund, 0.65% of the Large Cap Value Fund, 1.00% of the average daily net assets of the Limited, Small Cap Value, Strategic Small Company and International Funds, and 0.30% of the average daily net assets of the Cash Reserves Fund.

In the interest of limiting expenses of the Portfolios, the Adviser has entered into expense limitation agreements with the Fund ("Expense Limitation Agreements"), with respect to the Core Growth, Technology & Communications, Limited, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value, Strategic Small Company and International Funds, pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolios to the extent necessary to limit the total annual expenses (expressed as a percentage of the Portfolios' average daily net assets) to 1.50% for the Core Growth, Technology & Communications, Limited, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value, and Strategic Small Company Funds and 2.25% for the International Fund. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements during any of the previous two fiscal years may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate to exceed 1.50% for the Core Growth, Technology & Communications, Limited, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value, and Strategic Small Company Funds and 2.25% for the International Fund. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.50% for the Core Growth, Technology & Communications, Limited, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value and Strategic Small Company Funds and 2.25% for the International Fund, and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis. At September 30, 1998, the amount of advisory fee waivers and reimbursement of third party expenses by the Adviser subject to reimbursement were immaterial.

Pilgrim Baxter Value Investors, Inc. (formerly Newbold's Asset Management, Inc.), a wholly-owned subsidiary of the Adviser serves as the sub-adviser to the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and the Strategic Small Company Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Pilgrim Baxter Value Investors receives a fee from the Adviser at an annual rate of 0.40%, 0.50%, 0.65% and 0.30%, respectively, of the average daily net assets of the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and the Strategic Small Company Fund. Pilgrim Baxter Value Investors receives no fees directly from the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund or the Strategic Small Company Fund.

Murray Johnstone International, Ltd. ("Murray Johnstone") serves as the sub-adviser to the International Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Murray Johnstone receives a fee from the Adviser at an annual rate of 0.50% of the International Fund's average daily net assets. Murray Johnstone receives no fees directly from the International Fund, and may periodically reduce its sub-advisory fee.

THE PBHG FUNDS, INC.
Notes to Financial Statements -- Concluded
------------------------------------
As of September 30, 1998 (unaudited)

Wellington Management Company, LLP ("WMC") serves as the sub-adviser to the Cash Reserves Fund. For its services provided pursuant to the Investment Sub-Advisory Agreement with the Adviser and the Fund, WMC is entitled to receive a fee from the Adviser, computed daily and paid monthly, at an annual rate equal to 0.075% of the Cash Reserves Fund's average daily net assets up to and including $500 million and 0.020% of the Cash Reserves Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000. WMC may, from time to time, waive all or a portion of its fee from the Adviser. WMC receives no fees directly from the Cash Reserves Fund.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Investments Mutual Funds Services (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's Distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of each Portfolio with respect to $2.5 billion of the total average daily net assets of the Fund, and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total daily net assets of the Fund in excess of $2.5 billion. Effective May 1, 1998 the Administrator pays the Sub-Administrator a fee equal to the greater of $35,000 per Portfolio and $5,000 per additional class of shares or at the annual rate of 0.04% of the average daily assets of each Portfolio with respect to the first $2.5 billion of the total average daily net assets of (i) the Fund, (ii) PBHG Insurance Series Fund, Inc., and (iii) PBHG Advisor Funds, Inc., other fund families managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.02% of the next $7.5 billion of the average daily assets of each portfolio in the PBHG Fund Family, and 0.02% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $10 billion.

The Fund and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services. The Fund has adopted a Service Plan (the "Plan") on behalf of the Advisor Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides for the payment by the Fund of up to 0.25% of the average daily net assets of the Advisor Class shares for certain distribution and shareholder services. Currently only the Growth Fund has Advisor Class shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. First Union National Bank, serves as the custodian for the Growth Fund, the Emerging Growth Fund, the Core Growth Fund, the Select Equity Fund, the Large Cap Growth Fund, the Technology & Communications Fund, the Limited Fund, the Large Cap 20 Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the Strategic Small Company Fund, and the Cash Reserves Fund. The Northern Trust Company serves as the custodian for the International Fund.

Effective January 2, 1998 the Fund entered into a shareholder servicing agreement with PBHG Fund Services to provide shareholder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with UAM Shareholder Service Center, Inc. to assist in the provision of those services.

Officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation for their services from the Fund.



4. Investment Transactions

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Equity Portfolios for the six months ended September 30, 1998 were as follows:

                              Purchases            Sales
                                (000)              (000)
                             ----------            -----
Growth Fund                  $1,656,371         $2,346,036
Emerging Growth Fund            392,751            694,389
Large Cap Growth Fund            29,977             38,711
Select Equity Fund               60,115            120,813
Core Growth Fund                 53,244             97,368
Limited Fund                     52,464             83,673
Large Cap 20 Fund               237,081             86,274
Large Cap Value Fund            214,812            217,472
Mid-Cap Value Fund              196,110            202,903
Small Cap Value Fund            154,021            160,560
International Fund                  301                745
Technology &
   Communications Fund          427,768            542,356
Strategic Small Company Fund     53,875             83,524



The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolios and the total cost of securities for Federal income tax purposes at September 30, 1998 are as follows:

                                                                    Total Cost
                                                         Net       of Securities
                                                     Unrealized    for Federal
                          Unrealized    Unrealized   Appreciation/ Income Tax
                         Appreciation  Depreciation (Depreciation)  Purposes
                             (000)        (000)         (000)        (000)
                         ------------  ------------ -------------- -------------
Growth Fund                 $694,858    $450,729      $244,129    $3,075,927
Emerging Growth Fund         148,495     107,906        40,589       866,963
Large Cap Growth Fund         37,579       6,311        31,268       100,545
Select Equity Fund            74,604      14,655        59,949       208,128
Core Growth Fund              15,971      13,497         2,474        95,100
Limited Fund                  25,775      12,623        13,152       112,253
Large Cap 20 Fund             66,345      25,687        40,658       336,655
Large Cap Value Fund           3,626       4,897        (1,271)       67,972
Mid-Cap Value Fund             1,399       4,424        (3,025)       43,151
Small Cap Value Fund           1,649      18,943       (17,294)       94,428
International Fund             2,539       1,189         1,350        10,996
Technology &
   Communications Fund        51,588      14,238        37,350       280,304
Strategic Small Company
   Fund                        6,336      11,702        (5,364)       62,058

                                                            THE PBHG FUNDS, INC.

Subsequent to October 31, 1997, the following Portfolios had recognized net capital losses that have been deferred to 1999 for tax purposes and can be used to offset future capital gains at March 31, 1999. The Portfolios also had capital loss carryforwards at March 31, 1998, that can be used to offset future capital gains.

                              Post      Capital Loss     Capital Loss
                           10/31/97      Carryovers       Carryovers
                        Loss Deferral  Expiring 2005     Expiring 2006
                        -------------  -------------     -------------
Growth Fund              177,970,492             --                --
Select Equity Fund         5,116,882             --         6,884,443
Core Growth Fund*         53,271,490     14,962,879                --
Technology &
   Communications
   Fund                    8,526,590             --                --

   *The Capital Loss Carryover for the Core Growth Fund expires on August 31, 2005. This Fund has an August 31 year end for Federal Income Tax Purposes.



5. Concentration of Credit Risk

The Cash Reserves Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region.

The International Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.



6. Acquisition

On September 29, 1997 the net assets of the Newbold Equity Fund of the UAM Funds Trust were acquired by the PBHG Large Cap Value Fund pursuant to an agreement and plan of reorganization dated June 26, 1997. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Prior to reorganization, the Newbold Equity Portfolio had net assets of $12,288,371 and 1,206,437 shares outstanding. After the reorganization, PBHG Large Cap Value Fund issued 988,606 shares at an NAV of $12.43. The combined asssets after the reorganization were $70,925,600. The acquired unrealized appreciation at September 29, 1997 of the Newbold Equity Fund was $2,212,713.



7. Line of Credit

Each Portfolio may borrow, an amount up to its prospectus defined limitations, from a committed line of credit available to (i) the Fund (ii) PBHG Insurance Series Fund, Inc. and (iii) PBHG Advisor Funds, Inc. Draws on the line of credit will bear interest at the Federal Funds Rate plus 0.40%. As of September 30, 1998, none of the Funds had an outstanding borrowing. Listed below are the funds which had outstanding balances during the six month period ended September 30, 1998:

                            Maximum         Average     Daily Weighted
                             Amount       Outstanding       Average
                            Borrowed        Balance      Interest Rate
                            --------      -----------   --------------
Growth Fund                $12,500,000     $ 85,246         5.93%
Core Growth Fund           $ 1,100,000     $ 18,033         5.78%
Small Cap Value Fund       $ 2,700,000     $160,109         6.01%
Technology &
   Communications
   Fund                    $ 2,000,000     $ 21,858         5.90%

                              The PBHG Funds, Inc.

                                     [LOGO]

P.O. Box 419534
Kansas City, MO 64141-6534

Investment Adviser:
Pilgrim Baxter & Associates, Ltd.

Distributor
SEI Investments Distribution Co.

To open an account, receive account information or request literature call 1-800-433-0051